UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22321
NEW YORK LIFE INVESTMENTS FUNDS TRUST
(Exact name of registrant as specified in charter)

51 Madison Avenue New York, NY 10010
(Address of principal executive offices) (Zip code)

J. Kevin Gao, Esq.
30 Hudson Street
Jersey City, New Jersey 07302
(Name and Address of Agent for Service)
Registrant's telephone number, including area code:
(212) 576-7000
Date of fiscal year end:
April 30
Date of reporting period:
April 30, 2026
Item 1. Report to Stockholders.
a.) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).
b.) A copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule is included in the Annual Report.  Not applicable.  Notices do not incorporate disclosures from the shareholder reports.

NYLI Conservative ETF Allocation Fund
Class A/MNEAX
ANNUAL SHAREHOLDER REPORT | April 30, 2026
This annual shareholder report contains important information about NYLI Conservative ETF Allocation Fund (the "Fund") for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class A	$86	0.80%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended April 30, 2026, the Fund’s performance relative to the internally maintained blend of indices that are taken into account when managing the Fund, as well as the Conservative Allocation Composite Index, was affected by various allocation and selection factors. Most notably, relative returns benefited from effective asset class positioning, specifically tactical exposure to convertible bonds and emerging market debt alongside an overweight in emerging market equities. An internal skew toward quality small-cap U.S. equities acted as a modest headwind.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Internal benchmarking	Benefited from granular management approach that included mid- and small-cap stocks, emerging-markets equities and high yield	Contributed
Overweight in emerging market equities	Bolstered particularly by ex-China exposure, with noteworthy gains from chip manufacturers (TSMC, Samsung, SK Hynix)	Contributed
Off-benchmark exposure to convertible bonds	Sensitivity to growth equities	Contributed
Stock/bond blend	A modest but persistent tilt favoring stocks over bonds	Contributed
Quality	An emphasis on quality (positive and relatively stable earnings) within small caps during a period in which unprofitable tech with high growth expectations led the market higher	Detracted
Developed international exposure	A brief tactical overweight in non-U.S. developed markets, across both large- and small-cap companies	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year Ended April 30, 2026	Inception Date	One Year	Five Years	Since Inception
Class A Shares - Including sales charges	6/30/2020	11.61%	3.68%	5.22%
Class A Shares - Excluding sales charges		15.06%	4.31%	5.77%
Bloomberg U.S. Aggregate Bond Index[1]		4.06%	0.18%	(0.08)%
S&P 500®Index[2]		31.05%	13.14%	17.27%
MSCI EAFE® Index (Net)[3]		24.60%	8.83%	12.41%
Conservative Allocation Composite Index[4]		13.83%	4.99%	6.33%
Morningstar Global Moderately Conservative Allocation Category Average[5]		15.55%	4.32%	6.40%
1.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

4.
The Conservative Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the Bloomberg U.S. Aggregate Bond Index, the S&P 500® Index and the MSCI EAFE® Index (Net) weighted 60%, 30% and 10%, respectively.

5.
The Morningstar Global Moderately Conservative Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderately conservative strategies prioritize the preservation of capital over appreciation. They typically expect volatility similar to a strategic equity exposure between 30% and 50%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.

Key Fund Statistics
Fund's net assets	$61,635,173%
Total number of portfolio holdings	16%
Total advisory fees paid	$96,173%
Portfolio turnover rate	55%
Asset Diversification
(as a Percentage of Net Asset Value)
Fixed Income Funds	54.3%
Equity Funds	42.5%
Short-Term Investments	5.1%
Other Assets, Less Liabilities	(1.9)%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811285
REG036-26
MSCEA11A-06/26
NYLI Conservative ETF Allocation Fund

NYLI Conservative ETF Allocation Fund
Class C/MNEKX
ANNUAL SHAREHOLDER REPORT | April 30, 2026
This annual shareholder report contains important information about NYLI Conservative ETF Allocation Fund (the "Fund") for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class C	$166	1.55%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended April 30, 2026, the Fund’s performance relative to the internally maintained blend of indices that are taken into account when managing the Fund, as well as the Conservative Allocation Composite Index, was affected by various allocation and selection factors. Most notably, relative returns benefited from effective asset class positioning, specifically tactical exposure to convertible bonds and emerging market debt alongside an overweight in emerging market equities. An internal skew toward quality small-cap U.S. equities acted as a modest headwind.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Internal benchmarking	Benefited from granular management approach that included mid- and small-cap stocks, emerging-markets equities and high yield	Contributed
Overweight in emerging market equities	Bolstered particularly by ex-China exposure, with noteworthy gains from chip manufacturers (TSMC, Samsung, SK Hynix)	Contributed
Off-benchmark exposure to convertible bonds	Sensitivity to growth equities	Contributed
Stock/bond blend	A modest but persistent tilt favoring stocks over bonds	Contributed
Quality	An emphasis on quality (positive and relatively stable earnings) within small caps during a period in which unprofitable tech with high growth expectations led the market higher	Detracted
Developed international exposure	A brief tactical overweight in non-U.S. developed markets, across both large- and small-cap companies	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year Ended April 30, 2026	Inception Date	One Year	Five Years	Since Inception
Class C Shares - Including sales charges	6/30/2020	13.13%	3.52%	4.95%
Class C Shares - Excluding sales charges		14.13%	3.52%	4.95%
Bloomberg U.S. Aggregate Bond Index[1]		4.06%	0.18%	(0.08)%
S&P 500®Index[2]		31.05%	13.14%	17.27%
MSCI EAFE® Index (Net)[3]		24.60%	8.83%	12.41%
Conservative Allocation Composite Index[4]		13.83%	4.99%	6.33%
Morningstar Global Moderately Conservative Allocation Category Average[5]		15.55%	4.32%	6.40%
1.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

4.
The Conservative Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the Bloomberg U.S. Aggregate Bond Index, the S&P 500® Index and the MSCI EAFE® Index (Net) weighted 60%, 30% and 10%, respectively.

5.
The Morningstar Global Moderately Conservative Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderately conservative strategies prioritize the preservation of capital over appreciation. They typically expect volatility similar to a strategic equity exposure between 30% and 50%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.

Key Fund Statistics
Fund's net assets	$61,635,173%
Total number of portfolio holdings	16%
Total advisory fees paid	$96,173%
Portfolio turnover rate	55%
Asset Diversification
(as a Percentage of Net Asset Value)
Fixed Income Funds	54.3%
Equity Funds	42.5%
Short-Term Investments	5.1%
Other Assets, Less Liabilities	(1.9)%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811285
REG036-26
MSCEA11C-06/26
NYLI Conservative ETF Allocation Fund

NYLI Conservative ETF Allocation Fund
Class I/MNELX
ANNUAL SHAREHOLDER REPORT | April 30, 2026
This annual shareholder report contains important information about NYLI Conservative ETF Allocation Fund (the "Fund") for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class I	$59	0.55%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended April 30, 2026, the Fund’s performance relative to the internally maintained blend of indices that are taken into account when managing the Fund, as well as the Conservative Allocation Composite Index, was affected by various allocation and selection factors. Most notably, relative returns benefited from effective asset class positioning, specifically tactical exposure to convertible bonds and emerging market debt alongside an overweight in emerging market equities. An internal skew toward quality small-cap U.S. equities acted as a modest headwind.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Internal benchmarking	Benefited from granular management approach that included mid- and small-cap stocks, emerging-markets equities and high yield	Contributed
Overweight in emerging market equities	Bolstered particularly by ex-China exposure, with noteworthy gains from chip manufacturers (TSMC, Samsung, SK Hynix)	Contributed
Off-benchmark exposure to convertible bonds	Sensitivity to growth equities	Contributed
Stock/bond blend	A modest but persistent tilt favoring stocks over bonds	Contributed
Quality	An emphasis on quality (positive and relatively stable earnings) within small caps during a period in which unprofitable tech with high growth expectations led the market higher	Detracted
Developed international exposure	A brief tactical overweight in non-U.S. developed markets, across both large- and small-cap companies	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year Ended April 30, 2026	Inception Date	One Year	Five Years	Since Inception
Class I Shares	6/30/2020	15.37%	4.58%	6.03%
Bloomberg U.S. Aggregate Bond Index[1]		4.06%	0.18%	(0.08)%
S&P 500®Index[2]		31.05%	13.14%	17.27%
MSCI EAFE® Index (Net)[3]		24.60%	8.83%	12.41%
Conservative Allocation Composite Index[4]		13.83%	4.99%	6.33%
Morningstar Global Moderately Conservative Allocation Category Average[5]		15.55%	4.32%	6.40%
1.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

4.
The Conservative Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the Bloomberg U.S. Aggregate Bond Index, the S&P 500® Index and the MSCI EAFE® Index (Net) weighted 60%, 30% and 10%, respectively.

5.
The Morningstar Global Moderately Conservative Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderately conservative strategies prioritize the preservation of capital over appreciation. They typically expect volatility similar to a strategic equity exposure between 30% and 50%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.

Key Fund Statistics
Fund's net assets	$61,635,173%
Total number of portfolio holdings	16%
Total advisory fees paid	$96,173%
Portfolio turnover rate	55%
Asset Diversification
(as a Percentage of Net Asset Value)
Fixed Income Funds	54.3%
Equity Funds	42.5%
Short-Term Investments	5.1%
Other Assets, Less Liabilities	(1.9)%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811285
REG036-26
MSCEA11I-06/26
NYLI Conservative ETF Allocation Fund

NYLI Conservative ETF Allocation Fund
Class R3/MNERX
ANNUAL SHAREHOLDER REPORT | April 30, 2026
This annual shareholder report contains important information about NYLI Conservative ETF Allocation Fund (the "Fund") for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class R3	$124	1.15%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended April 30, 2026, the Fund’s performance relative to the internally maintained blend of indices that are taken into account when managing the Fund, as well as the Conservative Allocation Composite Index, was affected by various allocation and selection factors. Most notably, relative returns benefited from effective asset class positioning, specifically tactical exposure to convertible bonds and emerging market debt alongside an overweight in emerging market equities. An internal skew toward quality small-cap U.S. equities acted as a modest headwind.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Internal benchmarking	Benefited from granular management approach that included mid- and small-cap stocks, emerging-markets equities and high yield	Contributed
Overweight in emerging market equities	Bolstered particularly by ex-China exposure, with noteworthy gains from chip manufacturers (TSMC, Samsung, SK Hynix)	Contributed
Off-benchmark exposure to convertible bonds	Sensitivity to growth equities	Contributed
Stock/bond blend	A modest but persistent tilt favoring stocks over bonds	Contributed
Quality	An emphasis on quality (positive and relatively stable earnings) within small caps during a period in which unprofitable tech with high growth expectations led the market higher	Detracted
Developed international exposure	A brief tactical overweight in non-U.S. developed markets, across both large- and small-cap companies	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year Ended April 30, 2026	Inception Date	One Year	Five Years	Since Inception
Class R3 Shares	6/30/2020	14.61%	3.93%	5.38%
Bloomberg U.S. Aggregate Bond Index[1]		4.06%	0.18%	(0.08)%
S&P 500®Index[2]		31.05%	13.14%	17.27%
MSCI EAFE® Index (Net)[3]		24.60%	8.83%	12.41%
Conservative Allocation Composite Index[4]		13.83%	4.99%	6.33%
Morningstar Global Moderately Conservative Allocation Category Average[5]		15.55%	4.32%	6.40%
1.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

4.
The Conservative Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the Bloomberg U.S. Aggregate Bond Index, the S&P 500® Index and the MSCI EAFE® Index (Net) weighted 60%, 30% and 10%, respectively.

5.
The Morningstar Global Moderately Conservative Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderately conservative strategies prioritize the preservation of capital over appreciation. They typically expect volatility similar to a strategic equity exposure between 30% and 50%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.

Key Fund Statistics
Fund's net assets	$61,635,173%
Total number of portfolio holdings	16%
Total advisory fees paid	$96,173%
Portfolio turnover rate	55%
Asset Diversification
(as a Percentage of Net Asset Value)
Fixed Income Funds	54.3%
Equity Funds	42.5%
Short-Term Investments	5.1%
Other Assets, Less Liabilities	(1.9)%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811285
REG036-26
MSCEA11R3-06/26
NYLI Conservative ETF Allocation Fund

NYLI Conservative ETF Allocation Fund
SIMPLE Class/MNEVX
ANNUAL SHAREHOLDER REPORT | April 30, 2026
This annual shareholder report contains important information about NYLI Conservative ETF Allocation Fund (the "Fund") for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
SIMPLE Class	$113	1.05%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended April 30, 2026, the Fund’s performance relative to the internally maintained blend of indices that are taken into account when managing the Fund, as well as the Conservative Allocation Composite Index, was affected by various allocation and selection factors. Most notably, relative returns benefited from effective asset class positioning, specifically tactical exposure to convertible bonds and emerging market debt alongside an overweight in emerging market equities. An internal skew toward quality small-cap U.S. equities acted as a modest headwind.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Internal benchmarking	Benefited from granular management approach that included mid- and small-cap stocks, emerging-markets equities and high yield	Contributed
Overweight in emerging market equities	Bolstered particularly by ex-China exposure, with noteworthy gains from chip manufacturers (TSMC, Samsung, SK Hynix)	Contributed
Off-benchmark exposure to convertible bonds	Sensitivity to growth equities	Contributed
Stock/bond blend	A modest but persistent tilt favoring stocks over bonds	Contributed
Quality	An emphasis on quality (positive and relatively stable earnings) within small caps during a period in which unprofitable tech with high growth expectations led the market higher	Detracted
Developed international exposure	A brief tactical overweight in non-U.S. developed markets, across both large- and small-cap companies	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year Ended April 30, 2026	Inception Date	One Year	Five Years	Since Inception
SIMPLE Class Shares	8/31/2020	14.72%	4.04%	4.83%
Bloomberg U.S. Aggregate Bond Index[1]		4.06%	0.18%	(0.20)%
S&P 500®Index[2]		31.05%	13.14%	15.27%
MSCI EAFE® Index (Net)[3]		24.60%	8.83%	11.35%
Conservative Allocation Composite Index[4]		13.83%	4.99%	5.60%
Morningstar Global Moderately Conservative Allocation Category Average[5]		15.55%	4.32%	5.67%
1.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

4.
The Conservative Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the Bloomberg U.S. Aggregate Bond Index, the S&P 500® Index and the MSCI EAFE® Index (Net) weighted 60%, 30% and 10%, respectively.

5.
The Morningstar Global Moderately Conservative Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderately conservative strategies prioritize the preservation of capital over appreciation. They typically expect volatility similar to a strategic equity exposure between 30% and 50%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.

Key Fund Statistics
Fund's net assets	$61,635,173%
Total number of portfolio holdings	16%
Total advisory fees paid	$96,173%
Portfolio turnover rate	55%
Asset Diversification
(as a Percentage of Net Asset Value)
Fixed Income Funds	54.3%
Equity Funds	42.5%
Short-Term Investments	5.1%
Other Assets, Less Liabilities	(1.9)%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811285
REG036-26
MSCEA11SI-06/26
NYLI Conservative ETF Allocation Fund
NYLI CBRE Global Infrastructure Fund
Class A/VCRAX
ANNUAL SHAREHOLDER REPORT | April 30, 2026
This annual shareholder report contains important information about NYLI CBRE Global Infrastructure Fund (the "Fund") for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$142	1.29%
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended April 30, 2026, the Fund’s performance relative to the FTSE Global Core Infrastructure 50/50 Index (Net) was affected by sector allocation and security selection. Market conditions reflected rising electricity demand driven by continued data center expansion, supporting the Fund’s positioning in utilities and other infrastructure assets that benefited from accelerating investment and earnings growth. Although geopolitical tensions and trade policy uncertainty contributed to market volatility, the Fund’s diversified exposure across utilities, transportation and midstream infrastructure, supported by inflation-linked and regulated revenue streams, further bolstered relative returns.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Communications: Americas	Positive stock selection, including an out-of-index position in data center owner Equinix, Inc., and underweight exposure to tower companies	Contributed
Transportation: Continental Europe	Strong selection among European toll road and airport stocks, particularly Ferrovial NV and Flughafen Zurich AG	Contributed
Utilities: Americas	Positive stock selection, particularly Constellation Energy Corp., The AES Corporation and Entergy Corp.	Contributed
Midstream: Americas	Positive stock selection undermined by underweight exposure to one of the best-performing sectors globally	Detracted
Transportation: Americas	Positive stock selection partially offset by underweight exposure to North American railroads	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective February 21, 2020, the Voya CBRE Global Infrastructure Fund (the "Predecessor Fund") was reorganized into the Fund. As accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund’s historical performance. Therefore, the performance information shown below includes that of the Predecessor Fund, which had a different fee structure than the Fund.
Average Annual Total Returns for the Year Ended April 30, 2026	Inception Date	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	10/16/2013	13.02%	6.11%	7.61%
Class A Shares - Excluding sales charges		19.59%	7.32%	8.25%
MSCI World Index (Net)[1]		29.16%	11.29%	12.65%
FTSE Global Core Infrastructure 50/50 Index (Net)[2]		20.18%	7.79%	7.98%
Morningstar Infrastructure Category Average[3]		28.63%	9.66%	8.96%
1.
The Fund has selected the MSCI World Index (Net) to represent a broad measure of market performance. The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

2.
The FTSE Global Core Infrastructure 50/50 Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, is a market-capitalization-weighted index of worldwide infrastructure and infrastructure-related securities. Constituent weights are adjusted semi-annually according to three broad industry sectors: 50% utilities, 30% transportation, and a 20% mix of other sectors.

3.
The Morningstar Infrastructure Category Average is representative of funds that invest more than 60% of their assets in stocks of companies engaged in infrastructure activities. Industries considered to be part of the infrastructure sector include: oil & gas midstream; waste management; airports; integrated shipping; railroads; shipping & ports; trucking; engineering & construction; infrastructure operations; and the utilities sector. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,712,810,084%
Total number of portfolio holdings	54%
Total advisory fees paid	$10,488,990%
Portfolio turnover rate	79%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Xcel Energy, Inc.	4.5%
Canadian National Railway Co.	4.5%
Enbridge, Inc.	4.4%
Atmos Energy Corp.	4.1%
WEC Energy Group, Inc.	4.0%
PPL Corp.	3.8%
SSE plc	3.7%
American Electric Power Co., Inc.	3.7%
Ferrovial SE	3.6%
Southern Co. (The)	3.4%
* Excluding short-term investments
Top Countries
United States	58.6%
Canada	12.1%
United Kingdom	6.6%
Netherlands	3.6%
France	3.3%
Germany	3.2%
Spain	3.1%
Japan	3.0%
Mexico	2.6%
New Zealand	2.0%
Other	1.9%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5022125
REG036-26
MSCBGI11A-06/26
NYLI CBRE Global Infrastructure Fund
NYLI CBRE Global Infrastructure Fund
Class C/VCRCX
ANNUAL SHAREHOLDER REPORT | April 30, 2026
This annual shareholder report contains important information about NYLI CBRE Global Infrastructure Fund (the "Fund") for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$224	2.05%
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended April 30, 2026, the Fund’s performance relative to the FTSE Global Core Infrastructure 50/50 Index (Net) was affected by sector allocation and security selection. Market conditions reflected rising electricity demand driven by continued data center expansion, supporting the Fund’s positioning in utilities and other infrastructure assets that benefited from accelerating investment and earnings growth. Although geopolitical tensions and trade policy uncertainty contributed to market volatility, the Fund’s diversified exposure across utilities, transportation and midstream infrastructure, supported by inflation-linked and regulated revenue streams, further bolstered relative returns.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Communications: Americas	Positive stock selection, including an out-of-index position in data center owner Equinix, Inc., and underweight exposure to tower companies	Contributed
Transportation: Continental Europe	Strong selection among European toll road and airport stocks, particularly Ferrovial NV and Flughafen Zurich AG	Contributed
Utilities: Americas	Positive stock selection, particularly Constellation Energy Corp., The AES Corporation and Entergy Corp.	Contributed
Midstream: Americas	Positive stock selection undermined by underweight exposure to one of the best-performing sectors globally	Detracted
Transportation: Americas	Positive stock selection partially offset by underweight exposure to North American railroads	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective February 21, 2020, the Voya CBRE Global Infrastructure Fund (the "Predecessor Fund") was reorganized into the Fund. As accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund’s historical performance. Therefore, the performance information shown below includes that of the Predecessor Fund, which had a different fee structure than the Fund.
Average Annual Total Returns for the Year Ended April 30, 2026	Inception Date	One Year	Five Years	Since Inception
Class C Shares - Including sales charges	2/28/2019	17.69%	6.47%	7.58%
Class C Shares - Excluding sales charges		18.69%	6.47%	7.58%
MSCI World Index (Net)[1]		29.16%	11.29%	13.63%
FTSE Global Core Infrastructure 50/50 Index (Net)[2]		20.18%	7.79%	7.73%
Morningstar Infrastructure Category Average[3]		28.63%	9.66%	9.10%
1.
The Fund has selected the MSCI World Index (Net) to represent a broad measure of market performance. The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

2.
The FTSE Global Core Infrastructure 50/50 Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, is a market-capitalization-weighted index of worldwide infrastructure and infrastructure-related securities. Constituent weights are adjusted semi-annually according to three broad industry sectors: 50% utilities, 30% transportation, and a 20% mix of other sectors.

3.
The Morningstar Infrastructure Category Average is representative of funds that invest more than 60% of their assets in stocks of companies engaged in infrastructure activities. Industries considered to be part of the infrastructure sector include: oil & gas midstream; waste management; airports; integrated shipping; railroads; shipping & ports; trucking; engineering & construction; infrastructure operations; and the utilities sector. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,712,810,084%
Total number of portfolio holdings	54%
Total advisory fees paid	$10,488,990%
Portfolio turnover rate	79%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Xcel Energy, Inc.	4.5%
Canadian National Railway Co.	4.5%
Enbridge, Inc.	4.4%
Atmos Energy Corp.	4.1%
WEC Energy Group, Inc.	4.0%
PPL Corp.	3.8%
SSE plc	3.7%
American Electric Power Co., Inc.	3.7%
Ferrovial SE	3.6%
Southern Co. (The)	3.4%
* Excluding short-term investments
Top Countries
United States	58.6%
Canada	12.1%
United Kingdom	6.6%
Netherlands	3.6%
France	3.3%
Germany	3.2%
Spain	3.1%
Japan	3.0%
Mexico	2.6%
New Zealand	2.0%
Other	1.9%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5022125
REG036-26
MSCBGI11C-06/26
NYLI CBRE Global Infrastructure Fund
NYLI CBRE Global Infrastructure Fund
Class I/VCRIX
ANNUAL SHAREHOLDER REPORT | April 30, 2026
This annual shareholder report contains important information about NYLI CBRE Global Infrastructure Fund (the "Fund") for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$107	0.97%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended April 30, 2026, the Fund’s performance relative to the FTSE Global Core Infrastructure 50/50 Index (Net) was affected by sector allocation and security selection. Market conditions reflected rising electricity demand driven by continued data center expansion, supporting the Fund’s positioning in utilities and other infrastructure assets that benefited from accelerating investment and earnings growth. Although geopolitical tensions and trade policy uncertainty contributed to market volatility, the Fund’s diversified exposure across utilities, transportation and midstream infrastructure, supported by inflation-linked and regulated revenue streams, further bolstered relative returns.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Communications: Americas	Positive stock selection, including an out-of-index position in data center owner Equinix, Inc., and underweight exposure to tower companies	Contributed
Transportation: Continental Europe	Strong selection among European toll road and airport stocks, particularly Ferrovial NV and Flughafen Zurich AG	Contributed
Utilities: Americas	Positive stock selection, particularly Constellation Energy Corp., The AES Corporation and Entergy Corp.	Contributed
Midstream: Americas	Positive stock selection undermined by underweight exposure to one of the best-performing sectors globally	Detracted
Transportation: Americas	Positive stock selection partially offset by underweight exposure to North American railroads	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective February 21, 2020, the Voya CBRE Global Infrastructure Fund (the "Predecessor Fund") was reorganized into the Fund. As accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund’s historical performance. Therefore, the performance information shown below includes that of the Predecessor Fund, which had a different fee structure than the Fund.
Average Annual Total Returns for the Year Ended April 30, 2026	Inception Date	One Year	Five Years	Ten Years
Class I Shares	6/28/2013	20.01%	7.64%	8.57%
MSCI World Index (Net)[1]		29.16%	11.29%	12.65%
FTSE Global Core Infrastructure 50/50 Index (Net)[2]		20.18%	7.79%	7.98%
Morningstar Infrastructure Category Average[3]		28.63%	9.66%	8.96%
1.
The Fund has selected the MSCI World Index (Net) to represent a broad measure of market performance. The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

2.
The FTSE Global Core Infrastructure 50/50 Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, is a market-capitalization-weighted index of worldwide infrastructure and infrastructure-related securities. Constituent weights are adjusted semi-annually according to three broad industry sectors: 50% utilities, 30% transportation, and a 20% mix of other sectors.

3.
The Morningstar Infrastructure Category Average is representative of funds that invest more than 60% of their assets in stocks of companies engaged in infrastructure activities. Industries considered to be part of the infrastructure sector include: oil & gas midstream; waste management; airports; integrated shipping; railroads; shipping & ports; trucking; engineering & construction; infrastructure operations; and the utilities sector. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,712,810,084%
Total number of portfolio holdings	54%
Total advisory fees paid	$10,488,990%
Portfolio turnover rate	79%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Xcel Energy, Inc.	4.5%
Canadian National Railway Co.	4.5%
Enbridge, Inc.	4.4%
Atmos Energy Corp.	4.1%
WEC Energy Group, Inc.	4.0%
PPL Corp.	3.8%
SSE plc	3.7%
American Electric Power Co., Inc.	3.7%
Ferrovial SE	3.6%
Southern Co. (The)	3.4%
* Excluding short-term investments
Top Countries
United States	58.6%
Canada	12.1%
United Kingdom	6.6%
Netherlands	3.6%
France	3.3%
Germany	3.2%
Spain	3.1%
Japan	3.0%
Mexico	2.6%
New Zealand	2.0%
Other	1.9%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5022125
REG036-26
MSCBGI11I-06/26
NYLI CBRE Global Infrastructure Fund
NYLI CBRE Global Infrastructure Fund
Class R6/VCRQX
ANNUAL SHAREHOLDER REPORT | April 30, 2026
This annual shareholder report contains important information about NYLI CBRE Global Infrastructure Fund (the "Fund") for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$99	0.90%
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended April 30, 2026, the Fund’s performance relative to the FTSE Global Core Infrastructure 50/50 Index (Net) was affected by sector allocation and security selection. Market conditions reflected rising electricity demand driven by continued data center expansion, supporting the Fund’s positioning in utilities and other infrastructure assets that benefited from accelerating investment and earnings growth. Although geopolitical tensions and trade policy uncertainty contributed to market volatility, the Fund’s diversified exposure across utilities, transportation and midstream infrastructure, supported by inflation-linked and regulated revenue streams, further bolstered relative returns.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Communications: Americas	Positive stock selection, including an out-of-index position in data center owner Equinix, Inc., and underweight exposure to tower companies	Contributed
Transportation: Continental Europe	Strong selection among European toll road and airport stocks, particularly Ferrovial NV and Flughafen Zurich AG	Contributed
Utilities: Americas	Positive stock selection, particularly Constellation Energy Corp., The AES Corporation and Entergy Corp.	Contributed
Midstream: Americas	Positive stock selection undermined by underweight exposure to one of the best-performing sectors globally	Detracted
Transportation: Americas	Positive stock selection partially offset by underweight exposure to North American railroads	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year Ended April 30, 2026	Inception Date	One Year	Five Years	Since Inception
Class R6 Shares	2/24/2020	20.10%	7.71%	6.96%
MSCI World Index (Net)[1]		29.16%	11.29%	12.98%
FTSE Global Core Infrastructure 50/50 Index (Net)[2]		20.18%	7.79%	6.12%
Morningstar Infrastructure Category Average[3]		28.63%	9.66%	7.40%
1.
The Fund has selected the MSCI World Index (Net) to represent a broad measure of market performance. The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

2.
The FTSE Global Core Infrastructure 50/50 Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, is a market-capitalization-weighted index of worldwide infrastructure and infrastructure-related securities. Constituent weights are adjusted semi-annually according to three broad industry sectors: 50% utilities, 30% transportation, and a 20% mix of other sectors.

3.
The Morningstar Infrastructure Category Average is representative of funds that invest more than 60% of their assets in stocks of companies engaged in infrastructure activities. Industries considered to be part of the infrastructure sector include: oil & gas midstream; waste management; airports; integrated shipping; railroads; shipping & ports; trucking; engineering & construction; infrastructure operations; and the utilities sector. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,712,810,084%
Total number of portfolio holdings	54%
Total advisory fees paid	$10,488,990%
Portfolio turnover rate	79%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Xcel Energy, Inc.	4.5%
Canadian National Railway Co.	4.5%
Enbridge, Inc.	4.4%
Atmos Energy Corp.	4.1%
WEC Energy Group, Inc.	4.0%
PPL Corp.	3.8%
SSE plc	3.7%
American Electric Power Co., Inc.	3.7%
Ferrovial SE	3.6%
Southern Co. (The)	3.4%
* Excluding short-term investments
Top Countries
United States	58.6%
Canada	12.1%
United Kingdom	6.6%
Netherlands	3.6%
France	3.3%
Germany	3.2%
Spain	3.1%
Japan	3.0%
Mexico	2.6%
New Zealand	2.0%
Other	1.9%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5022125
REG036-26
MSCBGI11R6-06/26
NYLI CBRE Global Infrastructure Fund
NYLI CBRE Global Infrastructure Fund
Investor Class/VCRVX
ANNUAL SHAREHOLDER REPORT | April 30, 2026
This annual shareholder report contains important information about NYLI CBRE Global Infrastructure Fund (the "Fund") for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$143	1.30%
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended April 30, 2026, the Fund’s performance relative to the FTSE Global Core Infrastructure 50/50 Index (Net) was affected by sector allocation and security selection. Market conditions reflected rising electricity demand driven by continued data center expansion, supporting the Fund’s positioning in utilities and other infrastructure assets that benefited from accelerating investment and earnings growth. Although geopolitical tensions and trade policy uncertainty contributed to market volatility, the Fund’s diversified exposure across utilities, transportation and midstream infrastructure, supported by inflation-linked and regulated revenue streams, further bolstered relative returns.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Communications: Americas	Positive stock selection, including an out-of-index position in data center owner Equinix, Inc., and underweight exposure to tower companies	Contributed
Transportation: Continental Europe	Strong selection among European toll road and airport stocks, particularly Ferrovial NV and Flughafen Zurich AG	Contributed
Utilities: Americas	Positive stock selection, particularly Constellation Energy Corp., The AES Corporation and Entergy Corp.	Contributed
Midstream: Americas	Positive stock selection undermined by underweight exposure to one of the best-performing sectors globally	Detracted
Transportation: Americas	Positive stock selection partially offset by underweight exposure to North American railroads	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year Ended April 30, 2026	Inception Date	One Year	Five Years	Since Inception
Investor Class Shares - Including sales charges	2/24/2020	13.66%	6.17%	5.54%
Investor Class Shares - Excluding sales charges		19.64%	7.27%	6.51%
MSCI World Index (Net)[1]		29.16%	11.29%	12.98%
FTSE Global Core Infrastructure 50/50 Index (Net)[2]		20.18%	7.79%	6.12%
Morningstar Infrastructure Category Average[3]		28.63%	9.66%	7.40%
1.
The Fund has selected the MSCI World Index (Net) to represent a broad measure of market performance. The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

2.
The FTSE Global Core Infrastructure 50/50 Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, is a market-capitalization-weighted index of worldwide infrastructure and infrastructure-related securities. Constituent weights are adjusted semi-annually according to three broad industry sectors: 50% utilities, 30% transportation, and a 20% mix of other sectors.

3.
The Morningstar Infrastructure Category Average is representative of funds that invest more than 60% of their assets in stocks of companies engaged in infrastructure activities. Industries considered to be part of the infrastructure sector include: oil & gas midstream; waste management; airports; integrated shipping; railroads; shipping & ports; trucking; engineering & construction; infrastructure operations; and the utilities sector. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,712,810,084%
Total number of portfolio holdings	54%
Total advisory fees paid	$10,488,990%
Portfolio turnover rate	79%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Xcel Energy, Inc.	4.5%
Canadian National Railway Co.	4.5%
Enbridge, Inc.	4.4%
Atmos Energy Corp.	4.1%
WEC Energy Group, Inc.	4.0%
PPL Corp.	3.8%
SSE plc	3.7%
American Electric Power Co., Inc.	3.7%
Ferrovial SE	3.6%
Southern Co. (The)	3.4%
* Excluding short-term investments
Top Countries
United States	58.6%
Canada	12.1%
United Kingdom	6.6%
Netherlands	3.6%
France	3.3%
Germany	3.2%
Spain	3.1%
Japan	3.0%
Mexico	2.6%
New Zealand	2.0%
Other	1.9%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5022125
REG036-26
MSCBGI11INV-06/26
NYLI CBRE Global Infrastructure Fund
NYLI CBRE Real Estate Fund
Class A/CLARX
ANNUAL SHAREHOLDER REPORT | April 30, 2026
This annual shareholder report contains important information about NYLI CBRE Real Estate Fund (the "Fund") for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$126	1.18%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended April 30, 2026, the Fund’s performance relative to the FTSE Nareit All Equity REITs Index was driven by strong sector allocation offset by a drag from negative stock selection. Sector allocation benefited from overweight exposure to health care and data centers, as well as an underweight allocation to the underperforming residential sector. Stock selection detracted from relative performance, primarily due to an overweight position in net lease gaming company VICI Properties Inc., partially offset by overweight exposure to senior housing companies Welltower Inc., American Healthcare REIT, Inc., and Janus Living, Inc.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Health Care Sector	Overweight exposure to an outperforming sector	Contributed
Welltower Inc.	Overweight exposure to an outperforming security	Contributed
Residential Sector	Underweight exposure to an underperforming sector	Contributed
Vornado Realty	Overweight exposure to an underperforming security	Detracted
Hotel Sector	Stock selection in the sector was a detractor	Detracted
VICI Properties Inc.	Overweight exposure to an underperforming security	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective February 21, 2020, the Voya Real Estate Fund (the "Predecessor Fund") was reorganized into the Fund. As accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund’s historical performance. Therefore, the performance information shown below includes that of the Predecessor Fund, which had a different fee structure than the Fund.
Average Annual Total Returns for the Year Ended April 30, 2026	Inception Date	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	12/20/2002	7.83%	2.17%	4.56%
Class A Shares - Excluding sales charges		14.10%	3.33%	5.18%
Russell 3000®Index[1]		31.01%	11.91%	14.75%
FTSE Nareit All Equity REITs Index[2]		14.89%	4.13%	6.67%
CBRE Real Estate Tiered Index[3]		14.89%	4.13%	5.76%
MSCI U.S. REIT®Index[4]		19.53%	5.99%	6.73%
Morningstar Real Estate Category Average[5]		14.73%	3.81%	5.85%
1.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The FTSE Nareit All Equity REITs Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a free-float adjusted, market capitalization-weighted index of U.S. equity REITs. Constituents of the index include all tax-qualified REITs with more than 50 percent of total assets in qualifying real estate assets other than mortgages secured by real property.

3.
The returns for the CBRE Real Estate Tiered Index, which is generally representative of the market sectors or types of investments in which the Fund invests, represent the returns of the MSCI U.S. REIT® Index prior to January 1, 2021 and the returns of the FTSE Nareit All Equity REITs Index thereafter.

4.
The MSCI U.S. REIT® Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a free float adjusted market capitalization weighted index that is comprised of Equity REITs. The MSCI U.S. REIT® Index is based on the MSCI USA Investable Market Index, its parent index, which captures the large, mid and small cap segments of the U.S. market.

5.
The Morningstar Real Estate Category Average is representative of funds that invest primarily in real estate investment trusts of various types. REITs are companies that develop and manage real estate properties. There are several different types of REITs, including apartment, factory-outlet, healthcare, hotel, industrial, mortgage, office, and shopping center REITs. Some funds in this category also invest in real estate operating companies. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$224,576,923%
Total number of portfolio holdings	44%
Total advisory fees paid	$1,008,772%
Portfolio turnover rate	79%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Welltower, Inc.	12.4%
Equinix, Inc.	10.1%
American Tower Corp.	7.8%
Prologis, Inc.	6.7%
Simon Property Group, Inc.	5.4%
Iron Mountain, Inc.	3.5%
CubeSmart	3.2%
EastGroup Properties, Inc.	3.1%
Brixmor Property Group, Inc.	3.0%
Equity Residential	2.9%
* Excluding short-term investments
Sector Composition
Healthcare Facilities	16.6%
Technology Datacenters	15.6%
Industrial Properties	15.0%
Residential	10.4%
Technology Towers	10.2%
Net Lease Properties	10.2%
Enclosed Malls	6.4%
Self Storage Property	4.9%
Community Shopping Centers	4.4%
Hotels	2.2%
Other	4.1%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5022127
REG036-26
MSCBRE11A-06/26
NYLI CBRE Real Estate Fund
NYLI CBRE Real Estate Fund
Class C/CRCRX
ANNUAL SHAREHOLDER REPORT | April 30, 2026
This annual shareholder report contains important information about NYLI CBRE Real Estate Fund (the "Fund") for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C	$206	1.93%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended April 30, 2026, the Fund’s performance relative to the FTSE Nareit All Equity REITs Index was driven by strong sector allocation offset by a drag from negative stock selection. Sector allocation benefited from overweight exposure to health care and data centers, as well as an underweight allocation to the underperforming residential sector. Stock selection detracted from relative performance, primarily due to an overweight position in net lease gaming company VICI Properties Inc., partially offset by overweight exposure to senior housing companies Welltower Inc., American Healthcare REIT, Inc., and Janus Living, Inc.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Health Care Sector	Overweight exposure to an outperforming sector	Contributed
Welltower Inc.	Overweight exposure to an outperforming security	Contributed
Residential Sector	Underweight exposure to an underperforming sector	Contributed
Vornado Realty	Overweight exposure to an underperforming security	Detracted
Hotel Sector	Stock selection in the sector was a detractor	Detracted
VICI Properties Inc.	Overweight exposure to an underperforming security	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective February 21, 2020, the Voya Real Estate Fund (the "Predecessor Fund") was reorganized into the Fund. As accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund’s historical performance. Therefore, the performance information shown below includes that of the Predecessor Fund, which had a different fee structure than the Fund.
Average Annual Total Returns for the Year Ended April 30, 2026	Inception Date	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	1/17/2003	12.38%	2.58%	4.40%
Class C Shares - Excluding sales charges		13.38%	2.58%	4.40%
Russell 3000®Index[1]		31.01%	11.91%	14.75%
FTSE Nareit All Equity REITs Index[2]		14.89%	4.13%	6.67%
CBRE Real Estate Tiered Index[3]		14.89%	4.13%	5.76%
MSCI U.S. REIT®Index[4]		19.53%	5.99%	6.73%
Morningstar Real Estate Category Average[5]		14.73%	3.81%	5.85%
1.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The FTSE Nareit All Equity REITs Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a free-float adjusted, market capitalization-weighted index of U.S. equity REITs. Constituents of the index include all tax-qualified REITs with more than 50 percent of total assets in qualifying real estate assets other than mortgages secured by real property.

3.
The returns for the CBRE Real Estate Tiered Index, which is generally representative of the market sectors or types of investments in which the Fund invests, represent the returns of the MSCI U.S. REIT® Index prior to January 1, 2021 and the returns of the FTSE Nareit All Equity REITs Index thereafter.

4.
The MSCI U.S. REIT® Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a free float adjusted market capitalization weighted index that is comprised of Equity REITs. The MSCI U.S. REIT® Index is based on the MSCI USA Investable Market Index, its parent index, which captures the large, mid and small cap segments of the U.S. market.

5.
The Morningstar Real Estate Category Average is representative of funds that invest primarily in real estate investment trusts of various types. REITs are companies that develop and manage real estate properties. There are several different types of REITs, including apartment, factory-outlet, healthcare, hotel, industrial, mortgage, office, and shopping center REITs. Some funds in this category also invest in real estate operating companies. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$224,576,923%
Total number of portfolio holdings	44%
Total advisory fees paid	$1,008,772%
Portfolio turnover rate	79%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Welltower, Inc.	12.4%
Equinix, Inc.	10.1%
American Tower Corp.	7.8%
Prologis, Inc.	6.7%
Simon Property Group, Inc.	5.4%
Iron Mountain, Inc.	3.5%
CubeSmart	3.2%
EastGroup Properties, Inc.	3.1%
Brixmor Property Group, Inc.	3.0%
Equity Residential	2.9%
* Excluding short-term investments
Sector Composition
Healthcare Facilities	16.6%
Technology Datacenters	15.6%
Industrial Properties	15.0%
Residential	10.4%
Technology Towers	10.2%
Net Lease Properties	10.2%
Enclosed Malls	6.4%
Self Storage Property	4.9%
Community Shopping Centers	4.4%
Hotels	2.2%
Other	4.1%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5022127
REG036-26
MSCBRE11C-06/26
NYLI CBRE Real Estate Fund
NYLI CBRE Real Estate Fund
Class I/CRARX
ANNUAL SHAREHOLDER REPORT | April 30, 2026
This annual shareholder report contains important information about NYLI CBRE Real Estate Fund (the "Fund") for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$89	0.83%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended April 30, 2026, the Fund’s performance relative to the FTSE Nareit All Equity REITs Index was driven by strong sector allocation offset by a drag from negative stock selection. Sector allocation benefited from overweight exposure to health care and data centers, as well as an underweight allocation to the underperforming residential sector. Stock selection detracted from relative performance, primarily due to an overweight position in net lease gaming company VICI Properties Inc., partially offset by overweight exposure to senior housing companies Welltower Inc., American Healthcare REIT, Inc., and Janus Living, Inc.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Health Care Sector	Overweight exposure to an outperforming sector	Contributed
Welltower Inc.	Overweight exposure to an outperforming security	Contributed
Residential Sector	Underweight exposure to an underperforming sector	Contributed
Vornado Realty	Overweight exposure to an underperforming security	Detracted
Hotel Sector	Stock selection in the sector was a detractor	Detracted
VICI Properties Inc.	Overweight exposure to an underperforming security	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective February 21, 2020, the Voya Real Estate Fund (the "Predecessor Fund") was reorganized into the Fund. As accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund’s historical performance. Therefore, the performance information shown below includes that of the Predecessor Fund, which had a different fee structure than the Fund.
Average Annual Total Returns for the Year Ended April 30, 2026	Inception Date	One Year	Five Years	Ten Years
Class I Shares	12/31/1996	14.53%	3.71%	5.56%
Russell 3000®Index[1]		31.01%	11.91%	14.75%
FTSE Nareit All Equity REITs Index[2]		14.89%	4.13%	6.67%
CBRE Real Estate Tiered Index[3]		14.89%	4.13%	5.76%
MSCI U.S. REIT®Index[4]		19.53%	5.99%	6.73%
Morningstar Real Estate Category Average[5]		14.73%	3.81%	5.85%
1.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The FTSE Nareit All Equity REITs Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a free-float adjusted, market capitalization-weighted index of U.S. equity REITs. Constituents of the index include all tax-qualified REITs with more than 50 percent of total assets in qualifying real estate assets other than mortgages secured by real property.

3.
The returns for the CBRE Real Estate Tiered Index, which is generally representative of the market sectors or types of investments in which the Fund invests, represent the returns of the MSCI U.S. REIT® Index prior to January 1, 2021 and the returns of the FTSE Nareit All Equity REITs Index thereafter.

4.
The MSCI U.S. REIT® Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a free float adjusted market capitalization weighted index that is comprised of Equity REITs. The MSCI U.S. REIT® Index is based on the MSCI USA Investable Market Index, its parent index, which captures the large, mid and small cap segments of the U.S. market.

5.
The Morningstar Real Estate Category Average is representative of funds that invest primarily in real estate investment trusts of various types. REITs are companies that develop and manage real estate properties. There are several different types of REITs, including apartment, factory-outlet, healthcare, hotel, industrial, mortgage, office, and shopping center REITs. Some funds in this category also invest in real estate operating companies. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$224,576,923%
Total number of portfolio holdings	44%
Total advisory fees paid	$1,008,772%
Portfolio turnover rate	79%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Welltower, Inc.	12.4%
Equinix, Inc.	10.1%
American Tower Corp.	7.8%
Prologis, Inc.	6.7%
Simon Property Group, Inc.	5.4%
Iron Mountain, Inc.	3.5%
CubeSmart	3.2%
EastGroup Properties, Inc.	3.1%
Brixmor Property Group, Inc.	3.0%
Equity Residential	2.9%
* Excluding short-term investments
Sector Composition
Healthcare Facilities	16.6%
Technology Datacenters	15.6%
Industrial Properties	15.0%
Residential	10.4%
Technology Towers	10.2%
Net Lease Properties	10.2%
Enclosed Malls	6.4%
Self Storage Property	4.9%
Community Shopping Centers	4.4%
Hotels	2.2%
Other	4.1%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5022127
REG036-26
MSCBRE11I-06/26
NYLI CBRE Real Estate Fund
NYLI CBRE Real Estate Fund
Class R6/VREQX
ANNUAL SHAREHOLDER REPORT | April 30, 2026
This annual shareholder report contains important information about NYLI CBRE Real Estate Fund (the "Fund") for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class R6	$80	0.74%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended April 30, 2026, the Fund’s performance relative to the FTSE Nareit All Equity REITs Index was driven by strong sector allocation offset by a drag from negative stock selection. Sector allocation benefited from overweight exposure to health care and data centers, as well as an underweight allocation to the underperforming residential sector. Stock selection detracted from relative performance, primarily due to an overweight position in net lease gaming company VICI Properties Inc., partially offset by overweight exposure to senior housing companies Welltower Inc., American Healthcare REIT, Inc., and Janus Living, Inc.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Health Care Sector	Overweight exposure to an outperforming sector	Contributed
Welltower Inc.	Overweight exposure to an outperforming security	Contributed
Residential Sector	Underweight exposure to an underperforming sector	Contributed
Vornado Realty	Overweight exposure to an underperforming security	Detracted
Hotel Sector	Stock selection in the sector was a detractor	Detracted
VICI Properties Inc.	Overweight exposure to an underperforming security	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective February 21, 2020, the Voya Real Estate Fund (the "Predecessor Fund") was reorganized into the Fund. As accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund’s historical performance. Therefore, the performance information shown below includes that of the Predecessor Fund, which had a different fee structure than the Fund.
Average Annual Total Returns for the Year Ended April 30, 2026	Inception Date	One Year	Five Years	Ten Years
Class R6 Shares	7/3/2014	14.63%	3.80%	5.64%
Russell 3000®Index[1]		31.01%	11.91%	14.75%
FTSE Nareit All Equity REITs Index[2]		14.89%	4.13%	6.67%
CBRE Real Estate Tiered Index[3]		14.89%	4.13%	5.76%
MSCI U.S. REIT®Index[4]		19.53%	5.99%	6.73%
Morningstar Real Estate Category Average[5]		14.73%	3.81%	5.85%
1.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The FTSE Nareit All Equity REITs Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a free-float adjusted, market capitalization-weighted index of U.S. equity REITs. Constituents of the index include all tax-qualified REITs with more than 50 percent of total assets in qualifying real estate assets other than mortgages secured by real property.

3.
The returns for the CBRE Real Estate Tiered Index, which is generally representative of the market sectors or types of investments in which the Fund invests, represent the returns of the MSCI U.S. REIT® Index prior to January 1, 2021 and the returns of the FTSE Nareit All Equity REITs Index thereafter.

4.
The MSCI U.S. REIT® Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a free float adjusted market capitalization weighted index that is comprised of Equity REITs. The MSCI U.S. REIT® Index is based on the MSCI USA Investable Market Index, its parent index, which captures the large, mid and small cap segments of the U.S. market.

5.
The Morningstar Real Estate Category Average is representative of funds that invest primarily in real estate investment trusts of various types. REITs are companies that develop and manage real estate properties. There are several different types of REITs, including apartment, factory-outlet, healthcare, hotel, industrial, mortgage, office, and shopping center REITs. Some funds in this category also invest in real estate operating companies. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$224,576,923%
Total number of portfolio holdings	44%
Total advisory fees paid	$1,008,772%
Portfolio turnover rate	79%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Welltower, Inc.	12.4%
Equinix, Inc.	10.1%
American Tower Corp.	7.8%
Prologis, Inc.	6.7%
Simon Property Group, Inc.	5.4%
Iron Mountain, Inc.	3.5%
CubeSmart	3.2%
EastGroup Properties, Inc.	3.1%
Brixmor Property Group, Inc.	3.0%
Equity Residential	2.9%
* Excluding short-term investments
Sector Composition
Healthcare Facilities	16.6%
Technology Datacenters	15.6%
Industrial Properties	15.0%
Residential	10.4%
Technology Towers	10.2%
Net Lease Properties	10.2%
Enclosed Malls	6.4%
Self Storage Property	4.9%
Community Shopping Centers	4.4%
Hotels	2.2%
Other	4.1%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5022127
REG036-26
MSCBRE11R6-06/26
NYLI CBRE Real Estate Fund
NYLI CBRE Real Estate Fund
Investor Class/CRVRX
ANNUAL SHAREHOLDER REPORT | April 30, 2026
This annual shareholder report contains important information about NYLI CBRE Real Estate Fund (the "Fund") for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Investor Class	$126	1.18%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended April 30, 2026, the Fund’s performance relative to the FTSE Nareit All Equity REITs Index was driven by strong sector allocation offset by a drag from negative stock selection. Sector allocation benefited from overweight exposure to health care and data centers, as well as an underweight allocation to the underperforming residential sector. Stock selection detracted from relative performance, primarily due to an overweight position in net lease gaming company VICI Properties Inc., partially offset by overweight exposure to senior housing companies Welltower Inc., American Healthcare REIT, Inc., and Janus Living, Inc.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Health Care Sector	Overweight exposure to an outperforming sector	Contributed
Welltower Inc.	Overweight exposure to an outperforming security	Contributed
Residential Sector	Underweight exposure to an underperforming sector	Contributed
Vornado Realty	Overweight exposure to an underperforming security	Detracted
Hotel Sector	Stock selection in the sector was a detractor	Detracted
VICI Properties Inc.	Overweight exposure to an underperforming security	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year Ended April 30, 2026	Inception Date	One Year	Five Years	Since Inception
Investor Class Shares - Including sales charges	2/24/2020	8.54%	2.28%	2.68%
Investor Class Shares - Excluding sales charges		14.25%	3.33%	3.62%
Russell 3000®Index[1]		31.01%	11.91%	14.31%
FTSE Nareit All Equity REITs Index[2]		14.89%	4.13%	3.88%
CBRE Real Estate Tiered Index[3]		14.89%	4.13%	3.58%
MSCI U.S. REIT®Index[4]		19.53%	5.99%	5.13%
Morningstar Real Estate Category Average[5]		14.73%	3.81%	3.42%
1.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The FTSE Nareit All Equity REITs Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a free-float adjusted, market capitalization-weighted index of U.S. equity REITs. Constituents of the index include all tax-qualified REITs with more than 50 percent of total assets in qualifying real estate assets other than mortgages secured by real property.

3.
The returns for the CBRE Real Estate Tiered Index, which is generally representative of the market sectors or types of investments in which the Fund invests, represent the returns of the MSCI U.S. REIT® Index prior to January 1, 2021 and the returns of the FTSE Nareit All Equity REITs Index thereafter.

4.
The MSCI U.S. REIT® Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a free float adjusted market capitalization weighted index that is comprised of Equity REITs. The MSCI U.S. REIT® Index is based on the MSCI USA Investable Market Index, its parent index, which captures the large, mid and small cap segments of the U.S. market.

5.
The Morningstar Real Estate Category Average is representative of funds that invest primarily in real estate investment trusts of various types. REITs are companies that develop and manage real estate properties. There are several different types of REITs, including apartment, factory-outlet, healthcare, hotel, industrial, mortgage, office, and shopping center REITs. Some funds in this category also invest in real estate operating companies. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$224,576,923%
Total number of portfolio holdings	44%
Total advisory fees paid	$1,008,772%
Portfolio turnover rate	79%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Welltower, Inc.	12.4%
Equinix, Inc.	10.1%
American Tower Corp.	7.8%
Prologis, Inc.	6.7%
Simon Property Group, Inc.	5.4%
Iron Mountain, Inc.	3.5%
CubeSmart	3.2%
EastGroup Properties, Inc.	3.1%
Brixmor Property Group, Inc.	3.0%
Equity Residential	2.9%
* Excluding short-term investments
Sector Composition
Healthcare Facilities	16.6%
Technology Datacenters	15.6%
Industrial Properties	15.0%
Residential	10.4%
Technology Towers	10.2%
Net Lease Properties	10.2%
Enclosed Malls	6.4%
Self Storage Property	4.9%
Community Shopping Centers	4.4%
Hotels	2.2%
Other	4.1%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5022127
REG036-26
MSCBRE11INV-06/26
NYLI CBRE Real Estate Fund

NYLI Moderate ETF Allocation Fund
Class A/MDAAX
ANNUAL SHAREHOLDER REPORT | April 30, 2026
This annual shareholder report contains important information about NYLI Moderate ETF Allocation Fund (the "Fund") for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$68	0.62%
1.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended April 30, 2026, the Fund’s performance relative to the internally maintained blend of indices that are taken into account when managing the Fund, as well as the Moderate Allocation Composite Index, was affected by various allocation and selection factors. Most notably, relative returns benefited from effective asset class positioning, specifically tactical exposure to convertible bonds and emerging market debt alongside an overweight in emerging market equities. An internal skew toward quality small-cap U.S. equities acted as a modest headwind.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Internal benchmarking	Benefited from granular management approach that included mid- and small-cap stocks, emerging-markets equities and high yield	Contributed
Overweight in emerging market equities	Bolstered particularly by ex-China exposure, with noteworthy gains from chip manufacturers (TSMC, Samsung, SK Hynix)	Contributed
Off-benchmark exposure to convertible bonds	Sensitivity to growth equities	Contributed
Stock/bond blend	A modest but persistent tilt favoring stocks over bonds	Contributed
Quality	An emphasis on quality (positive and relatively stable earnings) within small caps during a period in which unprofitable tech with high growth expectations led the market higher	Detracted
Developed international exposure	A brief tactical overweight in non-U.S. developed markets, across both large- and small-cap companies	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year Ended April 30, 2026	Inception Date	One Year	Five Years	Since Inception
Class A Shares - Including sales charges	6/30/2020	16.65%	5.60%	8.03%
Class A Shares - Excluding sales charges		20.25%	6.25%	8.60%
Russell 3000®Index[1]		31.01%	11.91%	16.67%
S&P 500®Index[2]		31.05%	13.14%	17.27%
MSCI EAFE® Index (Net)[3]		24.60%	8.83%	12.41%
Bloomberg U.S. Aggregate Bond Index[4]		4.06%	0.18%	(0.08)%
Moderate Allocation Composite Index[5]		18.93%	7.39%	9.58%
Morningstar Global Moderate Allocation Category Average[6]		21.73%	6.49%	9.41%
1.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

4.
The Bloomberg U.S. Aggregate Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

5.
The Moderate Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 45%, 15% and 40%, respectively.

6.
The Morningstar Global Moderate Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.

Key Fund Statistics
Fund's net assets	$207,107,383%
Total number of portfolio holdings	16%
Total advisory fees paid	$366,960%
Portfolio turnover rate	51%
Asset Diversification
(as a Percentage of Net Asset Value)
Equity Funds	62.6%
Fixed Income Funds	34.6%
Short-Term Investments	3.8%
Other Assets, Less Liabilities	(1.0)%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811426
REG036-26
MSMEA11A-06/26
NYLI Moderate ETF Allocation Fund

NYLI Moderate ETF Allocation Fund
Class C/MDAKX
ANNUAL SHAREHOLDER REPORT | April 30, 2026
This annual shareholder report contains important information about NYLI Moderate ETF Allocation Fund (the "Fund") for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C	$153	1.39%
1.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended April 30, 2026, the Fund’s performance relative to the internally maintained blend of indices that are taken into account when managing the Fund, as well as the Moderate Allocation Composite Index, was affected by various allocation and selection factors. Most notably, relative returns benefited from effective asset class positioning, specifically tactical exposure to convertible bonds and emerging market debt alongside an overweight in emerging market equities. An internal skew toward quality small-cap U.S. equities acted as a modest headwind.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Internal benchmarking	Benefited from granular management approach that included mid- and small-cap stocks, emerging-markets equities and high yield	Contributed
Overweight in emerging market equities	Bolstered particularly by ex-China exposure, with noteworthy gains from chip manufacturers (TSMC, Samsung, SK Hynix)	Contributed
Off-benchmark exposure to convertible bonds	Sensitivity to growth equities	Contributed
Stock/bond blend	A modest but persistent tilt favoring stocks over bonds	Contributed
Quality	An emphasis on quality (positive and relatively stable earnings) within small caps during a period in which unprofitable tech with high growth expectations led the market higher	Detracted
Developed international exposure	A brief tactical overweight in non-U.S. developed markets, across both large- and small-cap companies	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year Ended April 30, 2026	Inception Date	One Year	Five Years	Since Inception
Class C Shares - Including sales charges	6/30/2020	18.27%	5.39%	7.74%
Class C Shares - Excluding sales charges		19.27%	5.39%	7.74%
Russell 3000®Index[1]		31.01%	11.91%	16.67%
S&P 500®Index[2]		31.05%	13.14%	17.27%
MSCI EAFE® Index (Net)[3]		24.60%	8.83%	12.41%
Bloomberg U.S. Aggregate Bond Index[4]		4.06%	0.18%	(0.08)%
Moderate Allocation Composite Index[5]		18.93%	7.39%	9.58%
Morningstar Global Moderate Allocation Category Average[6]		21.73%	6.49%	9.41%
1.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

4.
The Bloomberg U.S. Aggregate Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

5.
The Moderate Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 45%, 15% and 40%, respectively.

6.
The Morningstar Global Moderate Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.

Key Fund Statistics
Fund's net assets	$207,107,383%
Total number of portfolio holdings	16%
Total advisory fees paid	$366,960%
Portfolio turnover rate	51%
Asset Diversification
(as a Percentage of Net Asset Value)
Equity Funds	62.6%
Fixed Income Funds	34.6%
Short-Term Investments	3.8%
Other Assets, Less Liabilities	(1.0)%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811426
REG036-26
MSMEA11C-06/26
NYLI Moderate ETF Allocation Fund

NYLI Moderate ETF Allocation Fund
Class I/MDAIX
ANNUAL SHAREHOLDER REPORT | April 30, 2026
This annual shareholder report contains important information about NYLI Moderate ETF Allocation Fund (the "Fund") for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$41	0.37%
1.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended April 30, 2026, the Fund’s performance relative to the internally maintained blend of indices that are taken into account when managing the Fund, as well as the Moderate Allocation Composite Index, was affected by various allocation and selection factors. Most notably, relative returns benefited from effective asset class positioning, specifically tactical exposure to convertible bonds and emerging market debt alongside an overweight in emerging market equities. An internal skew toward quality small-cap U.S. equities acted as a modest headwind.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Internal benchmarking	Benefited from granular management approach that included mid- and small-cap stocks, emerging-markets equities and high yield	Contributed
Overweight in emerging market equities	Bolstered particularly by ex-China exposure, with noteworthy gains from chip manufacturers (TSMC, Samsung, SK Hynix)	Contributed
Off-benchmark exposure to convertible bonds	Sensitivity to growth equities	Contributed
Stock/bond blend	A modest but persistent tilt favoring stocks over bonds	Contributed
Quality	An emphasis on quality (positive and relatively stable earnings) within small caps during a period in which unprofitable tech with high growth expectations led the market higher	Detracted
Developed international exposure	A brief tactical overweight in non-U.S. developed markets, across both large- and small-cap companies	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year Ended April 30, 2026	Inception Date	One Year	Five Years	Since Inception
Class I Shares	6/30/2020	20.49%	6.52%	8.88%
Russell 3000®Index[1]		31.01%	11.91%	16.67%
S&P 500®Index[2]		31.05%	13.14%	17.27%
MSCI EAFE® Index (Net)[3]		24.60%	8.83%	12.41%
Bloomberg U.S. Aggregate Bond Index[4]		4.06%	0.18%	(0.08)%
Moderate Allocation Composite Index[5]		18.93%	7.39%	9.58%
Morningstar Global Moderate Allocation Category Average[6]		21.73%	6.49%	9.41%
1.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

4.
The Bloomberg U.S. Aggregate Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

5.
The Moderate Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 45%, 15% and 40%, respectively.

6.
The Morningstar Global Moderate Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.

Key Fund Statistics
Fund's net assets	$207,107,383%
Total number of portfolio holdings	16%
Total advisory fees paid	$366,960%
Portfolio turnover rate	51%
Asset Diversification
(as a Percentage of Net Asset Value)
Equity Funds	62.6%
Fixed Income Funds	34.6%
Short-Term Investments	3.8%
Other Assets, Less Liabilities	(1.0)%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811426
REG036-26
MSMEA11I-06/26
NYLI Moderate ETF Allocation Fund

NYLI Moderate ETF Allocation Fund
Class R3/MDARX
ANNUAL SHAREHOLDER REPORT | April 30, 2026
This annual shareholder report contains important information about NYLI Moderate ETF Allocation Fund (the "Fund") for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class R3	$107	0.97%
1.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended April 30, 2026, the Fund’s performance relative to the internally maintained blend of indices that are taken into account when managing the Fund, as well as the Moderate Allocation Composite Index, was affected by various allocation and selection factors. Most notably, relative returns benefited from effective asset class positioning, specifically tactical exposure to convertible bonds and emerging market debt alongside an overweight in emerging market equities. An internal skew toward quality small-cap U.S. equities acted as a modest headwind.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Internal benchmarking	Benefited from granular management approach that included mid- and small-cap stocks, emerging-markets equities and high yield	Contributed
Overweight in emerging market equities	Bolstered particularly by ex-China exposure, with noteworthy gains from chip manufacturers (TSMC, Samsung, SK Hynix)	Contributed
Off-benchmark exposure to convertible bonds	Sensitivity to growth equities	Contributed
Stock/bond blend	A modest but persistent tilt favoring stocks over bonds	Contributed
Quality	An emphasis on quality (positive and relatively stable earnings) within small caps during a period in which unprofitable tech with high growth expectations led the market higher	Detracted
Developed international exposure	A brief tactical overweight in non-U.S. developed markets, across both large- and small-cap companies	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year Ended April 30, 2026	Inception Date	One Year	Five Years	Since Inception
Class R3 Shares	6/30/2020	19.77%	5.88%	8.23%
Russell 3000®Index[1]		31.01%	11.91%	16.67%
S&P 500®Index[2]		31.05%	13.14%	17.27%
MSCI EAFE® Index (Net)[3]		24.60%	8.83%	12.41%
Bloomberg U.S. Aggregate Bond Index[4]		4.06%	0.18%	(0.08)%
Moderate Allocation Composite Index[5]		18.93%	7.39%	9.58%
Morningstar Global Moderate Allocation Category Average[6]		21.73%	6.49%	9.41%
1.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

4.
The Bloomberg U.S. Aggregate Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

5.
The Moderate Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 45%, 15% and 40%, respectively.

6.
The Morningstar Global Moderate Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.

Key Fund Statistics
Fund's net assets	$207,107,383%
Total number of portfolio holdings	16%
Total advisory fees paid	$366,960%
Portfolio turnover rate	51%
Asset Diversification
(as a Percentage of Net Asset Value)
Equity Funds	62.6%
Fixed Income Funds	34.6%
Short-Term Investments	3.8%
Other Assets, Less Liabilities	(1.0)%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811426
REG036-26
MSMEA11R3-06/26
NYLI Moderate ETF Allocation Fund

NYLI Moderate ETF Allocation Fund
SIMPLE Class/MDAVX
ANNUAL SHAREHOLDER REPORT | April 30, 2026
This annual shareholder report contains important information about NYLI Moderate ETF Allocation Fund (the "Fund") for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
SIMPLE Class	$98	0.89%
1.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended April 30, 2026, the Fund’s performance relative to the internally maintained blend of indices that are taken into account when managing the Fund, as well as the Moderate Allocation Composite Index, was affected by various allocation and selection factors. Most notably, relative returns benefited from effective asset class positioning, specifically tactical exposure to convertible bonds and emerging market debt alongside an overweight in emerging market equities. An internal skew toward quality small-cap U.S. equities acted as a modest headwind.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Internal benchmarking	Benefited from granular management approach that included mid- and small-cap stocks, emerging-markets equities and high yield	Contributed
Overweight in emerging market equities	Bolstered particularly by ex-China exposure, with noteworthy gains from chip manufacturers (TSMC, Samsung, SK Hynix)	Contributed
Off-benchmark exposure to convertible bonds	Sensitivity to growth equities	Contributed
Stock/bond blend	A modest but persistent tilt favoring stocks over bonds	Contributed
Quality	An emphasis on quality (positive and relatively stable earnings) within small caps during a period in which unprofitable tech with high growth expectations led the market higher	Detracted
Developed international exposure	A brief tactical overweight in non-U.S. developed markets, across both large- and small-cap companies	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year Ended April 30, 2026	Inception Date	One Year	Five Years	Since Inception
SIMPLE Class Shares	8/31/2020	19.83%	5.92%	7.29%
Russell 3000®Index[1]		31.01%	11.91%	14.64%
S&P 500®Index[2]		31.05%	13.14%	15.27%
MSCI EAFE® Index (Net)[3]		24.60%	8.83%	11.35%
Bloomberg U.S. Aggregate Bond Index[4]		4.06%	0.18%	(0.20)%
Moderate Allocation Composite Index[5]		18.93%	7.39%	8.52%
Morningstar Global Moderate Allocation Category Average[6]		21.73%	6.49%	8.44%
1.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

4.
The Bloomberg U.S. Aggregate Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

5.
The Moderate Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 45%, 15% and 40%, respectively.

6.
The Morningstar Global Moderate Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.

Key Fund Statistics
Fund's net assets	$207,107,383%
Total number of portfolio holdings	16%
Total advisory fees paid	$366,960%
Portfolio turnover rate	51%
Asset Diversification
(as a Percentage of Net Asset Value)
Equity Funds	62.6%
Fixed Income Funds	34.6%
Short-Term Investments	3.8%
Other Assets, Less Liabilities	(1.0)%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811426
REG036-26
MSMEA11SI-06/26
NYLI Moderate ETF Allocation Fund

NYLI Growth ETF Allocation Fund
Class A/MOEAX
ANNUAL SHAREHOLDER REPORT | April 30, 2026
This annual shareholder report contains important information about NYLI Growth ETF Allocation Fund (the "Fund") for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$72	0.64%
1.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended April 30, 2026, the Fund’s performance relative to the internally maintained blend of indices that are taken into account when managing the Fund, as well as the Growth Allocation Composite Index, was affected by various allocation and selection factors. Most notably, relative returns benefited from effective asset class positioning, specifically tactical exposure to convertible bonds and emerging market debt alongside an overweight in emerging market equities. An internal skew toward quality small-cap U.S. equities acted as a modest headwind.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Internal benchmarking	Benefited from granular management approach that included mid- and small-cap stocks, emerging-markets equities and high yield	Contributed
Overweight in emerging market equities	Bolstered particularly by ex-China exposure, with noteworthy gains from chip manufacturers (TSMC, Samsung, SK Hynix)	Contributed
Off-benchmark exposure to convertible bonds	Sensitivity to growth equities	Contributed
Stock/bond blend	A modest but persistent tilt favoring stocks over bonds	Contributed
Quality	An emphasis on quality (positive and relatively stable earnings) within small caps during a period in which unprofitable tech with high growth expectations led the market higher	Detracted
Developed international exposure	A brief tactical overweight in non-U.S. developed markets, across both large- and small-cap companies	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year Ended April 30, 2026	Inception Date	One Year	Five Years	Since Inception
Class A Shares - Including sales charges	6/30/2020	22.31%	7.23%	10.83%
Class A Shares - Excluding sales charges		26.09%	7.88%	11.41%
Russell 3000®Index[1]		31.01%	11.91%	16.67%
S&P 500®Index[2]		31.05%	13.14%	17.27%
MSCI EAFE® Index (Net)[3]		24.60%	8.83%	12.41%
Bloomberg U.S. Aggregate Bond Index[4]		4.06%	0.18%	(0.08)%
Growth Allocation Composite Index[5]		24.17%	9.78%	12.85%
Morningstar Global Moderately Aggressive Allocation Category Average[6]		26.19%	7.89%	11.82%
1.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

4.
The Bloomberg U.S. Aggregate Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

5.
The Growth Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 60%, 20% and 20%, respectively.

6.
The Morningstar Global Moderately Aggressive Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderately aggressive strategies prioritize capital appreciation over preservation. They typically expect volatility similar to a strategic equity exposure between 70% and 85%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.

Key Fund Statistics
Fund's net assets	$188,523,079%
Total number of portfolio holdings	16%
Total advisory fees paid	$327,265%
Portfolio turnover rate	53%
Asset Diversification
(as a Percentage of Net Asset Value)
Equity Funds	82.4%
Fixed Income Funds	14.8%
Short-Term Investments	4.5%
Other Assets, Less Liabilities	(1.7)%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811387
REG036-26
MSGEA11A-06/26
NYLI Growth ETF Allocation Fund

NYLI Growth ETF Allocation Fund
Class C/MOECX
ANNUAL SHAREHOLDER REPORT | April 30, 2026
This annual shareholder report contains important information about NYLI Growth ETF Allocation Fund (the "Fund") for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C	$157	1.39%
1.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended April 30, 2026, the Fund’s performance relative to the internally maintained blend of indices that are taken into account when managing the Fund, as well as the Growth Allocation Composite Index, was affected by various allocation and selection factors. Most notably, relative returns benefited from effective asset class positioning, specifically tactical exposure to convertible bonds and emerging market debt alongside an overweight in emerging market equities. An internal skew toward quality small-cap U.S. equities acted as a modest headwind.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Internal benchmarking	Benefited from granular management approach that included mid- and small-cap stocks, emerging-markets equities and high yield	Contributed
Overweight in emerging market equities	Bolstered particularly by ex-China exposure, with noteworthy gains from chip manufacturers (TSMC, Samsung, SK Hynix)	Contributed
Off-benchmark exposure to convertible bonds	Sensitivity to growth equities	Contributed
Stock/bond blend	A modest but persistent tilt favoring stocks over bonds	Contributed
Quality	An emphasis on quality (positive and relatively stable earnings) within small caps during a period in which unprofitable tech with high growth expectations led the market higher	Detracted
Developed international exposure	A brief tactical overweight in non-U.S. developed markets, across both large- and small-cap companies	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year Ended April 30, 2026	Inception Date	One Year	Five Years	Since Inception
Class C Shares - Including sales charges	6/30/2020	24.00%	7.06%	10.56%
Class C Shares - Excluding sales charges		25.00%	7.06%	10.56%
Russell 3000®Index[1]		31.01%	11.91%	16.67%
S&P 500®Index[2]		31.05%	13.14%	17.27%
MSCI EAFE® Index (Net)[3]		24.60%	8.83%	12.41%
Bloomberg U.S. Aggregate Bond Index[4]		4.06%	0.18%	(0.08)%
Growth Allocation Composite Index[5]		24.17%	9.78%	12.85%
Morningstar Global Moderately Aggressive Allocation Category Average[6]		26.19%	7.89%	11.82%
1.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

4.
The Bloomberg U.S. Aggregate Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

5.
The Growth Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 60%, 20% and 20%, respectively.

6.
The Morningstar Global Moderately Aggressive Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderately aggressive strategies prioritize capital appreciation over preservation. They typically expect volatility similar to a strategic equity exposure between 70% and 85%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.

Key Fund Statistics
Fund's net assets	$188,523,079%
Total number of portfolio holdings	16%
Total advisory fees paid	$327,265%
Portfolio turnover rate	53%
Asset Diversification
(as a Percentage of Net Asset Value)
Equity Funds	82.4%
Fixed Income Funds	14.8%
Short-Term Investments	4.5%
Other Assets, Less Liabilities	(1.7)%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811387
REG036-26
MSGEA11C-06/26
NYLI Growth ETF Allocation Fund

NYLI Growth ETF Allocation Fund
Class I/MOEIX
ANNUAL SHAREHOLDER REPORT | April 30, 2026
This annual shareholder report contains important information about NYLI Growth ETF Allocation Fund (the "Fund") for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$44	0.39%
1.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended April 30, 2026, the Fund’s performance relative to the internally maintained blend of indices that are taken into account when managing the Fund, as well as the Growth Allocation Composite Index, was affected by various allocation and selection factors. Most notably, relative returns benefited from effective asset class positioning, specifically tactical exposure to convertible bonds and emerging market debt alongside an overweight in emerging market equities. An internal skew toward quality small-cap U.S. equities acted as a modest headwind.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Internal benchmarking	Benefited from granular management approach that included mid- and small-cap stocks, emerging-markets equities and high yield	Contributed
Overweight in emerging market equities	Bolstered particularly by ex-China exposure, with noteworthy gains from chip manufacturers (TSMC, Samsung, SK Hynix)	Contributed
Off-benchmark exposure to convertible bonds	Sensitivity to growth equities	Contributed
Stock/bond blend	A modest but persistent tilt favoring stocks over bonds	Contributed
Quality	An emphasis on quality (positive and relatively stable earnings) within small caps during a period in which unprofitable tech with high growth expectations led the market higher	Detracted
Developed international exposure	A brief tactical overweight in non-U.S. developed markets, across both large- and small-cap companies	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year Ended April 30, 2026	Inception Date	One Year	Five Years	Since Inception
Class I Shares	6/30/2020	26.28%	8.14%	11.68%
Russell 3000®Index[1]		31.01%	11.91%	16.67%
S&P 500®Index[2]		31.05%	13.14%	17.27%
MSCI EAFE® Index (Net)[3]		24.60%	8.83%	12.41%
Bloomberg U.S. Aggregate Bond Index[4]		4.06%	0.18%	(0.08)%
Growth Allocation Composite Index[5]		24.17%	9.78%	12.85%
Morningstar Global Moderately Aggressive Allocation Category Average[6]		26.19%	7.89%	11.82%
1.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

4.
The Bloomberg U.S. Aggregate Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

5.
The Growth Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 60%, 20% and 20%, respectively.

6.
The Morningstar Global Moderately Aggressive Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderately aggressive strategies prioritize capital appreciation over preservation. They typically expect volatility similar to a strategic equity exposure between 70% and 85%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.

Key Fund Statistics
Fund's net assets	$188,523,079%
Total number of portfolio holdings	16%
Total advisory fees paid	$327,265%
Portfolio turnover rate	53%
Asset Diversification
(as a Percentage of Net Asset Value)
Equity Funds	82.4%
Fixed Income Funds	14.8%
Short-Term Investments	4.5%
Other Assets, Less Liabilities	(1.7)%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811387
REG036-26
MSGEA11I-06/26
NYLI Growth ETF Allocation Fund

NYLI Growth ETF Allocation Fund
Class R3/MOERX
ANNUAL SHAREHOLDER REPORT | April 30, 2026
This annual shareholder report contains important information about NYLI Growth ETF Allocation Fund (the "Fund") for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class R3	$112	0.99%
1.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended April 30, 2026, the Fund’s performance relative to the internally maintained blend of indices that are taken into account when managing the Fund, as well as the Growth Allocation Composite Index, was affected by various allocation and selection factors. Most notably, relative returns benefited from effective asset class positioning, specifically tactical exposure to convertible bonds and emerging market debt alongside an overweight in emerging market equities. An internal skew toward quality small-cap U.S. equities acted as a modest headwind.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Internal benchmarking	Benefited from granular management approach that included mid- and small-cap stocks, emerging-markets equities and high yield	Contributed
Overweight in emerging market equities	Bolstered particularly by ex-China exposure, with noteworthy gains from chip manufacturers (TSMC, Samsung, SK Hynix)	Contributed
Off-benchmark exposure to convertible bonds	Sensitivity to growth equities	Contributed
Stock/bond blend	A modest but persistent tilt favoring stocks over bonds	Contributed
Quality	An emphasis on quality (positive and relatively stable earnings) within small caps during a period in which unprofitable tech with high growth expectations led the market higher	Detracted
Developed international exposure	A brief tactical overweight in non-U.S. developed markets, across both large- and small-cap companies	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year Ended April 30, 2026	Inception Date	One Year	Five Years	Since Inception
Class R3 Shares	6/30/2020	25.58%	7.50%	11.02%
Russell 3000®Index[1]		31.01%	11.91%	16.67%
S&P 500®Index[2]		31.05%	13.14%	17.27%
MSCI EAFE® Index (Net)[3]		24.60%	8.83%	12.41%
Bloomberg U.S. Aggregate Bond Index[4]		4.06%	0.18%	(0.08)%
Growth Allocation Composite Index[5]		24.17%	9.78%	12.85%
Morningstar Global Moderately Aggressive Allocation Category Average[6]		26.19%	7.89%	11.82%
1.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

4.
The Bloomberg U.S. Aggregate Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

5.
The Growth Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 60%, 20% and 20%, respectively.

6.
The Morningstar Global Moderately Aggressive Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderately aggressive strategies prioritize capital appreciation over preservation. They typically expect volatility similar to a strategic equity exposure between 70% and 85%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.

Key Fund Statistics
Fund's net assets	$188,523,079%
Total number of portfolio holdings	16%
Total advisory fees paid	$327,265%
Portfolio turnover rate	53%
Asset Diversification
(as a Percentage of Net Asset Value)
Equity Funds	82.4%
Fixed Income Funds	14.8%
Short-Term Investments	4.5%
Other Assets, Less Liabilities	(1.7)%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811387
REG036-26
MSGEA11R3-06/26
NYLI Growth ETF Allocation Fund

NYLI Growth ETF Allocation Fund
SIMPLE Class/MOEVX
ANNUAL SHAREHOLDER REPORT | April 30, 2026
This annual shareholder report contains important information about NYLI Growth ETF Allocation Fund (the "Fund") for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
SIMPLE Class	$101	0.89%
1.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended April 30, 2026, the Fund’s performance relative to the internally maintained blend of indices that are taken into account when managing the Fund, as well as the Growth Allocation Composite Index, was affected by various allocation and selection factors. Most notably, relative returns benefited from effective asset class positioning, specifically tactical exposure to convertible bonds and emerging market debt alongside an overweight in emerging market equities. An internal skew toward quality small-cap U.S. equities acted as a modest headwind.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Internal benchmarking	Benefited from granular management approach that included mid- and small-cap stocks, emerging-markets equities and high yield	Contributed
Overweight in emerging market equities	Bolstered particularly by ex-China exposure, with noteworthy gains from chip manufacturers (TSMC, Samsung, SK Hynix)	Contributed
Off-benchmark exposure to convertible bonds	Sensitivity to growth equities	Contributed
Stock/bond blend	A modest but persistent tilt favoring stocks over bonds	Contributed
Quality	An emphasis on quality (positive and relatively stable earnings) within small caps during a period in which unprofitable tech with high growth expectations led the market higher	Detracted
Developed international exposure	A brief tactical overweight in non-U.S. developed markets, across both large- and small-cap companies	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year Ended April 30, 2026	Inception Date	One Year	Five Years	Since Inception
SIMPLE Class Shares	8/31/2020	25.73%	7.60%	9.86%
Russell 3000®Index[1]		31.01%	11.91%	14.64%
S&P 500®Index[2]		31.05%	13.14%	15.27%
MSCI EAFE® Index (Net)[3]		24.60%	8.83%	11.35%
Bloomberg U.S. Aggregate Bond Index[4]		4.06%	0.18%	(0.20)%
Growth Allocation Composite Index[5]		24.17%	9.78%	11.44%
Morningstar Global Moderately Aggressive Allocation Category Average[6]		26.19%	7.89%	10.71%
1.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

4.
The Bloomberg U.S. Aggregate Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

5.
The Growth Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 60%, 20% and 20%, respectively.

6.
The Morningstar Global Moderately Aggressive Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderately aggressive strategies prioritize capital appreciation over preservation. They typically expect volatility similar to a strategic equity exposure between 70% and 85%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.

Key Fund Statistics
Fund's net assets	$188,523,079%
Total number of portfolio holdings	16%
Total advisory fees paid	$327,265%
Portfolio turnover rate	53%
Asset Diversification
(as a Percentage of Net Asset Value)
Equity Funds	82.4%
Fixed Income Funds	14.8%
Short-Term Investments	4.5%
Other Assets, Less Liabilities	(1.7)%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811387
REG036-26
MSGEA11SI-06/26
NYLI Growth ETF Allocation Fund

NYLI Equity ETF Allocation Fund
Class A/MWFAX
ANNUAL SHAREHOLDER REPORT | April 30, 2026
This annual shareholder report contains important information about NYLI Equity ETF Allocation Fund (the "Fund") for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$77	0.67%
1.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended April 30, 2026, the Fund’s performance relative to the internally maintained blend of indices that are taken into account when managing the Fund, as well as the Equity Allocation Composite Index, was affected by various allocation and selection factors. Relative returns benefited from exposure to emerging-markets equities. A skew toward quality U.S. small-cap names and a brief tactical tilt favoring non-U.S. developed markets detracted.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Internal benchmarking	Benefited from granular management approach that included mid- and small-cap stocks, as well as emerging-markets equities	Contributed
Overweight in emerging market equities	Bolstered particularly by ex-China exposure, with noteworthy gains from chip manufacturers (TSMC, Samsung, SK Hynix)	Contributed
Quality	An emphasis on quality (positive and relatively stable earnings) within small caps during a period in which unprofitable tech with high growth expectations led the market higher	Detracted
Developed international exposure	A brief tactical overweight in non-U.S. developed markets, across both large- and small-cap companies	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year Ended April 30, 2026	Inception Date	One Year	Five Years	Since Inception
Class A Shares - Including sales charges	6/30/2020	27.36%	8.04%	12.79%
Class A Shares - Excluding sales charges		31.30%	8.70%	13.38%
Russell 3000®Index[1]		31.01%	11.91%	16.67%
S&P 500®Index[2]		31.05%	13.14%	17.27%
MSCI EAFE® Index (Net)[3]		24.60%	8.83%	12.41%
Equity Allocation Composite Index[4]		29.56%	12.15%	16.14%
Morningstar Global Aggressive Allocation Category Average[5]		27.23%	8.12%	12.89%
1.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

4.
The Equity Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index and the MSCI EAFE® Index (Net) weighted 75% and 25%, respectively.

5.
The Morningstar Global Aggressive Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These aggressive strategies typically prioritize capital appreciation over preservation. They typically expect volatility similar to a strategic equity exposure of more than 85%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.

Key Fund Statistics
Fund's net assets	$155,098,629%
Total number of portfolio holdings	11%
Total advisory fees paid	$260,755%
Portfolio turnover rate	46%
Asset Diversification
(as a Percentage of Net Asset Value)
Equity Funds	99.6%
Short-Term Investments	9.1%
Other Assets, Less Liabilities	(8.7)%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811360
REG036-26
MSEEA11A-06/26
NYLI Equity ETF Allocation Fund

NYLI Equity ETF Allocation Fund
Class C/MWFCX
ANNUAL SHAREHOLDER REPORT | April 30, 2026
This annual shareholder report contains important information about NYLI Equity ETF Allocation Fund (the "Fund") for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C	$164	1.42%
1.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended April 30, 2026, the Fund’s performance relative to the internally maintained blend of indices that are taken into account when managing the Fund, as well as the Equity Allocation Composite Index, was affected by various allocation and selection factors. Relative returns benefited from exposure to emerging-markets equities. A skew toward quality U.S. small-cap names and a brief tactical tilt favoring non-U.S. developed markets detracted.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Internal benchmarking	Benefited from granular management approach that included mid- and small-cap stocks, as well as emerging-markets equities	Contributed
Overweight in emerging market equities	Bolstered particularly by ex-China exposure, with noteworthy gains from chip manufacturers (TSMC, Samsung, SK Hynix)	Contributed
Quality	An emphasis on quality (positive and relatively stable earnings) within small caps during a period in which unprofitable tech with high growth expectations led the market higher	Detracted
Developed international exposure	A brief tactical overweight in non-U.S. developed markets, across both large- and small-cap companies	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year Ended April 30, 2026	Inception Date	One Year	Five Years	Since Inception
Class C Shares - Including sales charges	6/30/2020	29.26%	7.88%	12.52%
Class C Shares - Excluding sales charges		30.26%	7.88%	12.52%
Russell 3000®Index[1]		31.01%	11.91%	16.67%
S&P 500®Index[2]		31.05%	13.14%	17.27%
MSCI EAFE® Index (Net)[3]		24.60%	8.83%	12.41%
Equity Allocation Composite Index[4]		29.56%	12.15%	16.14%
Morningstar Global Aggressive Allocation Category Average[5]		27.23%	8.12%	12.89%
1.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

4.
The Equity Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index and the MSCI EAFE® Index (Net) weighted 75% and 25%, respectively.

5.
The Morningstar Global Aggressive Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These aggressive strategies typically prioritize capital appreciation over preservation. They typically expect volatility similar to a strategic equity exposure of more than 85%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.

Key Fund Statistics
Fund's net assets	$155,098,629%
Total number of portfolio holdings	11%
Total advisory fees paid	$260,755%
Portfolio turnover rate	46%
Asset Diversification
(as a Percentage of Net Asset Value)
Equity Funds	99.6%
Short-Term Investments	9.1%
Other Assets, Less Liabilities	(8.7)%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811360
REG036-26
MSEEA11C-06/26
NYLI Equity ETF Allocation Fund

NYLI Equity ETF Allocation Fund
Class I/MWFIX
ANNUAL SHAREHOLDER REPORT | April 30, 2026
This annual shareholder report contains important information about NYLI Equity ETF Allocation Fund (the "Fund") for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$48	0.42%
1.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended April 30, 2026, the Fund’s performance relative to the internally maintained blend of indices that are taken into account when managing the Fund, as well as the Equity Allocation Composite Index, was affected by various allocation and selection factors. Relative returns benefited from exposure to emerging-markets equities. A skew toward quality U.S. small-cap names and a brief tactical tilt favoring non-U.S. developed markets detracted.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Internal benchmarking	Benefited from granular management approach that included mid- and small-cap stocks, as well as emerging-markets equities	Contributed
Overweight in emerging market equities	Bolstered particularly by ex-China exposure, with noteworthy gains from chip manufacturers (TSMC, Samsung, SK Hynix)	Contributed
Quality	An emphasis on quality (positive and relatively stable earnings) within small caps during a period in which unprofitable tech with high growth expectations led the market higher	Detracted
Developed international exposure	A brief tactical overweight in non-U.S. developed markets, across both large- and small-cap companies	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year Ended April 30, 2026	Inception Date	One Year	Five Years	Since Inception
Class I Shares	6/30/2020	31.61%	8.97%	13.66%
Russell 3000®Index[1]		31.01%	11.91%	16.67%
S&P 500®Index[2]		31.05%	13.14%	17.27%
MSCI EAFE® Index (Net)[3]		24.60%	8.83%	12.41%
Equity Allocation Composite Index[4]		29.56%	12.15%	16.14%
Morningstar Global Aggressive Allocation Category Average[5]		27.23%	8.12%	12.89%
1.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

4.
The Equity Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index and the MSCI EAFE® Index (Net) weighted 75% and 25%, respectively.

5.
The Morningstar Global Aggressive Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These aggressive strategies typically prioritize capital appreciation over preservation. They typically expect volatility similar to a strategic equity exposure of more than 85%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.

Key Fund Statistics
Fund's net assets	$155,098,629%
Total number of portfolio holdings	11%
Total advisory fees paid	$260,755%
Portfolio turnover rate	46%
Asset Diversification
(as a Percentage of Net Asset Value)
Equity Funds	99.6%
Short-Term Investments	9.1%
Other Assets, Less Liabilities	(8.7)%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811360
REG036-26
MSEEA11I-06/26
NYLI Equity ETF Allocation Fund

NYLI Equity ETF Allocation Fund
Class R3/MWFQX
ANNUAL SHAREHOLDER REPORT | April 30, 2026
This annual shareholder report contains important information about NYLI Equity ETF Allocation Fund (the "Fund") for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class R3	$118	1.02%
1.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended April 30, 2026, the Fund’s performance relative to the internally maintained blend of indices that are taken into account when managing the Fund, as well as the Equity Allocation Composite Index, was affected by various allocation and selection factors. Relative returns benefited from exposure to emerging-markets equities. A skew toward quality U.S. small-cap names and a brief tactical tilt favoring non-U.S. developed markets detracted.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Internal benchmarking	Benefited from granular management approach that included mid- and small-cap stocks, as well as emerging-markets equities	Contributed
Overweight in emerging market equities	Bolstered particularly by ex-China exposure, with noteworthy gains from chip manufacturers (TSMC, Samsung, SK Hynix)	Contributed
Quality	An emphasis on quality (positive and relatively stable earnings) within small caps during a period in which unprofitable tech with high growth expectations led the market higher	Detracted
Developed international exposure	A brief tactical overweight in non-U.S. developed markets, across both large- and small-cap companies	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year Ended April 30, 2026	Inception Date	One Year	Five Years	Since Inception
Class R3 Shares	6/30/2020	30.79%	8.33%	12.99%
Russell 3000®Index[1]		31.01%	11.91%	16.67%
S&P 500®Index[2]		31.05%	13.14%	17.27%
MSCI EAFE® Index (Net)[3]		24.60%	8.83%	12.41%
Equity Allocation Composite Index[4]		29.56%	12.15%	16.14%
Morningstar Global Aggressive Allocation Category Average[5]		27.23%	8.12%	12.89%
1.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

4.
The Equity Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index and the MSCI EAFE® Index (Net) weighted 75% and 25%, respectively.

5.
The Morningstar Global Aggressive Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These aggressive strategies typically prioritize capital appreciation over preservation. They typically expect volatility similar to a strategic equity exposure of more than 85%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.

Key Fund Statistics
Fund's net assets	$155,098,629%
Total number of portfolio holdings	11%
Total advisory fees paid	$260,755%
Portfolio turnover rate	46%
Asset Diversification
(as a Percentage of Net Asset Value)
Equity Funds	99.6%
Short-Term Investments	9.1%
Other Assets, Less Liabilities	(8.7)%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811360
REG036-26
MSEEA11R3-06/26
NYLI Equity ETF Allocation Fund

NYLI Equity ETF Allocation Fund
SIMPLE Class/MWFVX
ANNUAL SHAREHOLDER REPORT | April 30, 2026
This annual shareholder report contains important information about NYLI Equity ETF Allocation Fund (the "Fund") for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
SIMPLE Class	$107	0.92%
1.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended April 30, 2026, the Fund’s performance relative to the internally maintained blend of indices that are taken into account when managing the Fund, as well as the Equity Allocation Composite Index, was affected by various allocation and selection factors. Relative returns benefited from exposure to emerging-markets equities. A skew toward quality U.S. small-cap names and a brief tactical tilt favoring non-U.S. developed markets detracted.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Internal benchmarking	Benefited from granular management approach that included mid- and small-cap stocks, as well as emerging-markets equities	Contributed
Overweight in emerging market equities	Bolstered particularly by ex-China exposure, with noteworthy gains from chip manufacturers (TSMC, Samsung, SK Hynix)	Contributed
Quality	An emphasis on quality (positive and relatively stable earnings) within small caps during a period in which unprofitable tech with high growth expectations led the market higher	Detracted
Developed international exposure	A brief tactical overweight in non-U.S. developed markets, across both large- and small-cap companies	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year Ended April 30, 2026	Inception Date	One Year	Five Years	Since Inception
SIMPLE Class Shares	8/31/2020	30.94%	8.44%	11.45%
Russell 3000®Index[1]		31.01%	11.91%	14.64%
S&P 500®Index[2]		31.05%	13.14%	15.27%
MSCI EAFE® Index (Net)[3]		24.60%	8.83%	11.35%
Equity Allocation Composite Index[4]		29.56%	12.15%	14.38%
Morningstar Global Aggressive Allocation Category Average[5]		27.23%	8.12%	11.48%
1.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

4.
The Equity Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index and the MSCI EAFE® Index (Net) weighted 75% and 25%, respectively.

5.
The Morningstar Global Aggressive Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These aggressive strategies typically prioritize capital appreciation over preservation. They typically expect volatility similar to a strategic equity exposure of more than 85%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.

Key Fund Statistics
Fund's net assets	$155,098,629%
Total number of portfolio holdings	11%
Total advisory fees paid	$260,755%
Portfolio turnover rate	46%
Asset Diversification
(as a Percentage of Net Asset Value)
Equity Funds	99.6%
Short-Term Investments	9.1%
Other Assets, Less Liabilities	(8.7)%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811360
REG036-26
MSEEA11SI-06/26
NYLI Equity ETF Allocation Fund

Item 2. Code of Ethics.

As of the end of the period covered by this report, the Registrant has adopted a code of ethics (the “Code”) that applies to the Registrant’s principal executive officer (“PEO”) and principal financial officer (“PFO”). During the period covered by this report, no amendments were made to the provisions of the Code. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report. A copy of the Code is filed herewith.

Item 3.    Audit Committee Financial Expert.

The Board of Trustees has determined that the Registrant has “three audit committee financial experts” (as defined by Item 3 of Form N-CSR) serving on its Audit Committee. The Audit Committee financial experts are Alan R. Latshaw, Karen Hammond and Susan B. Kerley. Mr. Latshaw, Ms. Hammond and Ms. Kerley are “independent” as defined by Section 2(a)(19) of the Investment Company Act of 1940, as amended (“1940 Act”).

Item 4.    Principal Accountant Fees and Services.

(a)  Audit Fees

The aggregate fees billed for the fiscal year ended April 30, 2026 for professional services rendered by KPMG LLP (“KPMG”) for the audit of the Registrant’s annual financial statements or services that are normally provided by KPMG in connection with statutory and regulatory filings or engagements for that fiscal year were $243,600.

The aggregate fees billed for the fiscal year ended April 30, 2025 for professional services rendered by KPMG for the audit of the Registrant’s annual financial statements or services that are normally provided by KPMG in connection with statutory and regulatory filings or engagements for that fiscal year were $239,400.

(b)  Audit-Related Fees

The aggregate fees billed for assurance and related services by KPMG that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item were (i) $0 for the fiscal year ended April 30, 2026; and (ii) $0 for the fiscal year ended April 30, 2025.

(c)  Tax Fees

The aggregate fees billed for professional services rendered by KPMG for tax compliance, tax advice, and tax planning were (i) $0 during the fiscal year ended April 30, 2026; and (ii) $0 during the fiscal year ended April 30, 2025. These services primarily included preparation of federal, state and local income tax returns and excise tax returns, as well as services relating to excise tax distribution requirements.

(d)  All Other Fees

The aggregate fees billed for products and services provided by KPMG, other than the services reported in paragraphs (a) through (c) of this Item were (i) $0 during the fiscal year ended April 30, 2026; and (ii) $0 during the fiscal year ended April 30, 2025.

(e)  Pre-Approval Policies and Procedures

(1)

The Registrant’s Audit Committee has adopted pre-approval policies and procedures (the “Procedures”) to govern the Committee’s pre-approval of (i) all audit services and permissible non-audit services to be provided to the Registrant by its independent accountant, and (ii) all permissible non-audit services to be provided by such independent accountant to the Registrant’s investment adviser and to any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant (collectively, the “Service Affiliates”) if the services directly relate to the Registrant’s operations and financial reporting. In accordance with the Procedures, the Audit Committee is responsible for the engagement of the independent accountant to certify the Registrant’s financial statements for each fiscal year. With respect to the pre-approval of non-audit services provided to the Registrant and its Service Affiliates, the Procedures provide that the Audit Committee may annually pre-approve a list of the types of services that may be provided to the Registrant or its Service Affiliates, or the Audit Committee may pre-approve such services on a project-by-project basis as they arise. Unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee if it is to be provided by the independent accountant. The Procedures also permit the Audit Committee to delegate authority to one or more of its members to pre-approve any proposed non-audit services that have not been previously pre-approved by the Audit Committee, subject to the ratification by the full Audit Committee no later than its next scheduled meeting. To date, the Audit Committee has not delegated such authority.

(2)	With respect to the services described in paragraphs (b) through (d) of this Item 4, no amount was approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)  There were no hours expended on KPMG’s engagement to audit the Registrant’s financial statements for the most recent fiscal year was attributable to work performed by persons other than KPMG’s full-time, permanent employees.

(g)  All non-audit fees billed by KPMG for services rendered to the Registrant for the fiscal years ended April 30, 2026 and April 30, 2025 are disclosed in 4(b)-(d) above.

The aggregate non-audit fees billed by KPMG for services rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant were approximately (i) $325,907 for the fiscal year ended April 30, 2026; and (ii) $96,450 for the fiscal year ended April 30, 2025.

(h)  The Registrant’s Audit Committee has determined that the non-audit services rendered by KPMG for the fiscal year ended April 30, 2025 to the Registrant’s investment adviser and any entity controlling, controlled by, or under common control with the Registrant’s investment adviser that provides ongoing services to the Registrant that were not required to be pre-approved by the Audit Committee because they did not relate directly to the operations and financial reporting of the registrant were compatible with maintaining the respective independence of KPMG during the relevant time period.

(i)   Not applicable.

(j)   Not applicable.

Item 5.    Audit Committee of Listed Registrants.

Not applicable.

Item 6.    Investments.

The Schedule of Investments to be included.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

NYLI ETF Asset Allocation Funds

Annual Report - Financial Statements and Other Information
April 30, 2026
NYLI Conservative ETF Allocation Fund
NYLI Moderate ETF Allocation Fund
NYLI Growth ETF Allocation Fund
NYLI Equity ETF Allocation Fund

NYLI Conservative ETF Allocation Fund
Portfolio of Investments April 30, 2026†^
	Shares	Value
Investment Companies 96.8%
Equity Funds 42.5%
iShares Core MSCI EAFE ETF	54,292	$ 5,187,058
iShares Core MSCI Emerging Markets ETF	16,113	1,264,709
iShares Core S&P 500 ETF	2,318	1,673,758
iShares Core S&P Mid-Cap ETF	16,700	1,215,259
iShares MSCI Emerging Markets ex China ETF	3,519	320,405
Schwab U.S. Mid-Cap ETF (a)	11,475	389,576
Schwab U.S. Small-Cap ETF	97,389	3,157,351
Vanguard Mega Cap ETF (a)	41,451	10,890,007
Vanguard Mid-Cap ETF	27,244	2,106,234
Total Equity Funds (Cost $19,423,511)		26,204,357
Fixed Income Funds 54.3%
Invesco Senior Loan ETF (a)	218,236	4,491,297
iShares 20+ Year Treasury Bond ETF	12,072	1,033,605
iShares Broad USD High Yield Corporate Bond ETF	121,463	4,522,068
iShares Broad USD Investment Grade Corporate Bond ETF (a)	90,133	4,619,316
iShares Core U.S. Aggregate Bond ETF	189,533	18,782,720
Total Fixed Income Funds (Cost $33,485,577)		33,449,006
Total Investment Companies (Cost $52,909,088)		59,653,363
Short-Term Investments 5.1%
Affiliated Investment Company 3.5%
NYLI U.S. Government Liquidity Fund, 3.536% (b)	2,174,069	2,174,069
Unaffiliated Investment Company 1.6%
Invesco Government & Agency Portfolio, 3.659% (b)(c)	950,221	950,221
Total Short-Term Investments (Cost $3,124,290)		3,124,290
Total Investments (Cost $56,033,378)	101.9%	62,777,653
Other Assets, Less Liabilities	(1.9)	(1,142,480)
Net Assets	100.0%	$ 61,635,173

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	All or a portion of this security was held on loan. As of April 30, 2026, the aggregate market value of securities on loan was $5,450,586; the total market value of collateral held by the Fund was $5,865,757. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $4,915,536. The Fund received cash collateral with a value of $950,221. (See Note 2(H))
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments April 30, 2026†^ (continued)
(b)	Current yield as of April 30, 2026.
(c)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the year ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Year	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Year	Dividend Income	Other Distributions	Shares End of Year
NYLI U.S. Government Liquidity Fund	$ 2,151	$ 13,842	$ (13,819)	$ —	$ —	$ 2,174	$ 90	$ —	2,174

Abbreviation(s):
EAFE—Europe, Australasia and Far East
ETF—Exchange-Traded Fund
MSCI—Morgan Stanley Capital International
USD—United States Dollar
The following is a summary of the fair valuations according to the inputs used as of April 30, 2026, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Investment Companies
Equity Funds	$ 26,204,357	$ —	$ —	$ 26,204,357
Fixed Income Funds	33,449,006	—	—	33,449,006
Total Investment Companies	59,653,363	—	—	59,653,363
Short-Term Investments
Affiliated Investment Company	2,174,069	—	—	2,174,069
Unaffiliated Investment Company	950,221	—	—	950,221
Total Short-Term Investments	3,124,290	—	—	3,124,290
Total Investments in Securities	$ 62,777,653	$ —	$ —	$ 62,777,653

(a)	For a complete listing of investments, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI Conservative ETF Allocation Fund

Statement of Assets and Liabilities as of April 30, 2026
Assets
Investment in unaffiliated securities, at value (identified cost $53,859,309) including securities on loan of $5,450,586	$60,603,584
Investment in affiliated investment companies, at value (identified cost $2,174,069)	2,174,069
Receivables:
Fund shares sold	24,887
Dividends	5,442
Securities lending	4,807
Other assets	28,623
Total assets	62,841,412
Liabilities
Cash collateral received for securities on loan	950,221
Payables:
Investment securities purchased	184,442
Fund shares redeemed	21,960
Shareholder communication	16,828
Distribution/Service fees (See Note 3)	14,638
Custodian	5,468
Transfer agent (See Note 3)	5,278
Manager (See Note 3)	2,711
Professional fees	704
Trustees	12
Accrued expenses	3,977
Total liabilities	1,206,239
Net assets	$61,635,173
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$5,170
Additional paid-in-capital	55,482,470
55,487,640
Total distributable earnings (loss)	6,147,533
Net assets	$61,635,173
Class A
Net assets applicable to outstanding shares	$51,790,387
Shares of beneficial interest outstanding	4,342,597
Net asset value per share outstanding	$11.93
Maximum sales charge (3.00% of offering price)	0.37
Maximum offering price per share outstanding	$12.30
Class C
Net assets applicable to outstanding shares	$379,800
Shares of beneficial interest outstanding	31,903
Net asset value and offering price per share outstanding	$11.90
Class I
Net assets applicable to outstanding shares	$44,362
Shares of beneficial interest outstanding	3,726
Net asset value and offering price per share outstanding	$11.91
Class R3
Net assets applicable to outstanding shares	$1,479,429
Shares of beneficial interest outstanding	124,369
Net asset value and offering price per share outstanding	$11.90
SIMPLE Class
Net assets applicable to outstanding shares	$7,941,195
Shares of beneficial interest outstanding	667,198
Net asset value and offering price per share outstanding	$11.90

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Operations for the year ended April 30, 2026
Investment Income (Loss)
Income
Dividends-unaffiliated	$1,858,999
Dividends-affiliated	89,629
Securities lending, net	54,625
Total income	2,003,253
Expenses
Manager (See Note 3)	110,988
Distribution/Service—Class A (See Note 3)	117,409
Distribution/Service—Class C (See Note 3)	3,671
Distribution/Service—Class R3 (See Note 3)	6,245
Distribution/Service—SIMPLE Class (See Note 3)	34,361
Registration	74,008
Professional fees	43,248
Transfer agent (See Note 3)	32,933
Shareholder communication	26,089
Custodian	22,590
Trustees	1,439
Shareholder service (See Note 3)	1,249
Miscellaneous	9,360
Total expenses before waiver/reimbursement	483,590
Expense waiver/reimbursement from Manager (See Note 3)	(14,815)
Net expenses	468,775
Net investment income (loss)	1,534,478
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on unaffiliated investments	1,528,358
Net change in unrealized appreciation (depreciation) on unaffiliated investments	4,502,991
Net realized and unrealized gain (loss)	6,031,349
Net increase (decrease) in net assets resulting from operations	$7,565,827
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI Conservative ETF Allocation Fund

Statements of Changes in Net Assets
for the years ended April 30, 2026 and April 30, 2025
	2026	2025
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$1,534,478	$1,243,324
Net realized gain (loss)	1,528,358	593,232
Net change in unrealized appreciation (depreciation)	4,502,991	1,316,452
Net increase (decrease) in net assets resulting from operations	7,565,827	3,153,008
Distributions to shareholders:
Class A	(1,700,871)	(1,085,301)
Class C	(10,421)	(6,140)
Class I	(1,621)	(1,085)
Class R3	(41,807)	(19,874)
SIMPLE Class	(234,008)	(114,142)
Total distributions to shareholders	(1,988,728)	(1,226,542)
Capital share transactions:
Net proceeds from sales of shares	14,957,474	11,649,957
Net asset value of shares issued to shareholders in reinvestment of distributions	1,976,400	1,217,743
Cost of shares redeemed	(9,936,701)	(9,995,169)
Increase (decrease) in net assets derived from capital share transactions	6,997,173	2,872,531
Net increase (decrease) in net assets	12,574,272	4,798,997
Net Assets
Beginning of year	49,060,901	44,261,904
End of year	$61,635,173	$49,060,901
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Financial Highlights selected per share data and ratios
	Year Ended April 30,
Class A	2026	2025	2024	2023	2022
Net asset value at beginning of year	$10.75	$10.29	$10.02	$10.22	$11.13
Net investment income (loss) (a)	0.32	0.29	0.29	0.25	0.18
Net realized and unrealized gain (loss)	1.27	0.45	0.26	(0.16)	(0.84)
Total from investment operations	1.59	0.74	0.55	0.09	(0.66)
Less distributions:
From net investment income	(0.32)	(0.28)	(0.28)	(0.25)	(0.18)
From net realized gain on investments	(0.09)	—	—	(0.04)	(0.07)
Total distributions	(0.41)	(0.28)	(0.28)	(0.29)	(0.25)
Net asset value at end of year	$11.93	$10.75	$10.29	$10.02	$10.22
Total investment return (b)	15.06%	7.21%	5.58%	0.96%	(6.09)%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.81%	2.63%	2.89%	2.56%	1.63%
Net expenses (c)	0.80%	0.80%	0.80%	0.80%	0.80%
Expenses (before waiver/reimbursement) (c)	0.82%	0.84%	0.89%	0.96%	0.91%
Portfolio turnover rate	55%	87%	73%	65%	62%
Net assets at end of year (in 000’s)	$51,790	$42,024	$39,411	$35,481	$32,925

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Year Ended April 30,
Class C	2026	2025	2024	2023	2022
Net asset value at beginning of year	$10.74	$10.28	$10.00	$10.19	$11.10
Net investment income (loss) (a)	0.24	0.20	0.22	0.18	0.10
Net realized and unrealized gain (loss)	1.25	0.46	0.26	(0.16)	(0.85)
Total from investment operations	1.49	0.66	0.48	0.02	(0.75)
Less distributions:
From net investment income	(0.24)	(0.20)	(0.20)	(0.17)	(0.09)
From net realized gain on investments	(0.09)	—	—	(0.04)	(0.07)
Total distributions	(0.33)	(0.20)	(0.20)	(0.21)	(0.16)
Net asset value at end of year	$11.90	$10.74	$10.28	$10.00	$10.19
Total investment return (b)	14.13%	6.32%	4.85%	0.29%	(6.81)%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.07%	1.87%	2.19%	1.81%	0.90%
Net expenses (c)	1.55%	1.55%	1.55%	1.55%	1.55%
Expenses (before waiver/reimbursement) (c)	1.59%	1.62%	1.69%	1.76%	1.73%
Portfolio turnover rate	55%	87%	73%	65%	62%
Net assets at end of year (in 000’s)	$380	$340	$310	$369	$413

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI Conservative ETF Allocation Fund

Financial Highlights selected per share data and ratios
	Year Ended April 30,
Class I	2026	2025	2024	2023	2022
Net asset value at beginning of year	$10.74	$10.28	$10.01	$10.20	$11.13
Net investment income (loss) (a)	0.35	0.31	0.32	0.28	0.21
Net realized and unrealized gain (loss)	1.26	0.46	0.26	(0.16)	(0.85)
Total from investment operations	1.61	0.77	0.58	0.12	(0.64)
Less distributions:
From net investment income	(0.35)	(0.31)	(0.31)	(0.27)	(0.22)
From net realized gain on investments	(0.09)	—	—	(0.04)	(0.07)
Total distributions	(0.44)	(0.31)	(0.31)	(0.31)	(0.29)
Net asset value at end of year	$11.91	$10.74	$10.28	$10.01	$10.20
Total investment return (b)	15.37%	7.39%	5.85%	1.32%	(5.86)%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.07%	2.88%	3.15%	2.81%	1.89%
Net expenses (c)	0.55%	0.55%	0.55%	0.55%	0.55%
Expenses (before waiver/reimbursement) (c)	0.57%	0.59%	0.64%	0.71%	0.66%
Portfolio turnover rate	55%	87%	73%	65%	62%
Net assets at end of year (in 000’s)	$44	$38	$36	$34	$33

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Year Ended April 30,
Class R3	2026	2025	2024	2023	2022
Net asset value at beginning of year	$10.73	$10.27	$10.01	$10.21	$11.12
Net investment income (loss) (a)	0.28	0.24	0.25	0.21	0.14
Net realized and unrealized gain (loss)	1.26	0.47	0.26	(0.16)	(0.84)
Total from investment operations	1.54	0.71	0.51	0.05	(0.70)
Less distributions:
From net investment income	(0.28)	(0.25)	(0.25)	(0.21)	(0.14)
From net realized gain on investments	(0.09)	—	—	(0.04)	(0.07)
Total distributions	(0.37)	(0.25)	(0.25)	(0.25)	(0.21)
Net asset value at end of year	$11.90	$10.73	$10.27	$10.01	$10.21
Total investment return (b)	14.61%	6.89%	5.16%	0.60%	(6.42)%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.44%	2.23%	2.51%	2.13%	1.29%
Net expenses (c)	1.15%	1.15%	1.15%	1.15%	1.15%
Expenses (before waiver/reimbursement) (c)	1.17%	1.19%	1.24%	1.31%	1.26%
Portfolio turnover rate	55%	87%	73%	65%	62%
Net assets at end of year (in 000’s)	$1,479	$1,056	$604	$433	$90

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class R3 shares are not subject to sales charges.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Financial Highlights selected per share data and ratios
	Year Ended April 30,
SIMPLE Class	2026	2025	2024	2023	2022
Net asset value at beginning of year	$10.73	$10.28	$10.01	$10.21	$11.12
Net investment income (loss) (a)	0.29	0.25	0.26	0.22	0.14
Net realized and unrealized gain (loss)	1.27	0.46	0.27	(0.15)	(0.82)
Total from investment operations	1.56	0.71	0.53	0.07	(0.68)
Less distributions:
From net investment income	(0.30)	(0.26)	(0.26)	(0.23)	(0.16)
From net realized gain on investments	(0.09)	—	—	(0.04)	(0.07)
Total distributions	(0.39)	(0.26)	(0.26)	(0.27)	(0.23)
Net asset value at end of year	$11.90	$10.73	$10.28	$10.01	$10.21
Total investment return (b)	14.72%	6.87%	5.36%	0.72%	(6.29)%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.54%	2.35%	2.60%	2.27%	1.30%
Net expenses (c)	1.05%	1.05%	1.05%	1.05%	1.05%
Expenses (before waiver/reimbursement) (c)	1.09%	1.12%	1.19%	1.27%	1.23%
Portfolio turnover rate	55%	87%	73%	65%	62%
Net assets at end of year (in 000’s)	$7,941	$5,602	$3,901	$2,367	$1,077

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. SIMPLE Class shares are not subject to sales charges.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI Conservative ETF Allocation Fund

NYLI Moderate ETF Allocation Fund
Portfolio of Investments April 30, 2026†^
	Shares	Value
Investment Companies 97.2%
Equity Funds 62.6%
iShares Core MSCI EAFE ETF	263,076	$ 25,134,281
iShares Core MSCI Emerging Markets ETF	80,874	6,347,800
iShares Core S&P 500 ETF	8,581	6,196,083
iShares Core S&P Mid-Cap ETF	102,718	7,474,789
iShares MSCI Emerging Markets ex China ETF	11,730	1,068,017
Schwab U.S. Mid-Cap ETF (a)	70,532	2,394,561
Schwab U.S. Small-Cap ETF	326,689	10,591,257
Vanguard Mega Cap ETF (a)	219,426	57,647,599
Vanguard Mid-Cap ETF	166,888	12,902,111
Total Equity Funds (Cost $91,308,146)		129,756,498
Fixed Income Funds 34.6%
Invesco Senior Loan ETF (a)	486,357	10,009,227
iShares 20+ Year Treasury Bond ETF	40,297	3,450,229
iShares Broad USD High Yield Corporate Bond ETF	269,482	10,032,815
iShares Broad USD Investment Grade Corporate Bond ETF (a)	186,053	9,535,217
iShares Core U.S. Aggregate Bond ETF	389,292	38,578,837
Total Fixed Income Funds (Cost $71,580,780)		71,606,325
Total Investment Companies (Cost $162,888,926)		201,362,823
Short-Term Investments 3.8%
Affiliated Investment Company 2.7%
NYLI U.S. Government Liquidity Fund, 3.536% (b)	5,626,444	5,626,444
Unaffiliated Investment Company 1.1%
Invesco Government & Agency Portfolio, 3.659% (b)(c)	2,268,679	2,268,679
Total Short-Term Investments (Cost $7,895,123)		7,895,123
Total Investments (Cost $170,784,049)	101.0%	209,257,946
Other Assets, Less Liabilities	(1.0)	(2,150,563)
Net Assets	100.0%	$ 207,107,383

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	All or a portion of this security was held on loan. As of April 30, 2026, the aggregate market value of securities on loan was $12,271,079; the total market value of collateral held by the Fund was $13,197,200. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $10,928,521. The Fund received cash collateral with a value of $2,268,679. (See Note 2(H))
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments April 30, 2026†^ (continued)
(b)	Current yield as of April 30, 2026.
(c)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the year ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Year	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Year	Dividend Income	Other Distributions	Shares End of Year
NYLI U.S. Government Liquidity Fund	$ 6,080	$ 28,164	$ (28,618)	$ —	$ —	$ 5,626	$ 290	$ —	5,626

Abbreviation(s):
EAFE—Europe, Australasia and Far East
ETF—Exchange-Traded Fund
MSCI—Morgan Stanley Capital International
USD—United States Dollar
The following is a summary of the fair valuations according to the inputs used as of April 30, 2026, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Investment Companies
Equity Funds	$ 129,756,498	$ —	$ —	$ 129,756,498
Fixed Income Funds	71,606,325	—	—	71,606,325
Total Investment Companies	201,362,823	—	—	201,362,823
Short-Term Investments
Affiliated Investment Company	5,626,444	—	—	5,626,444
Unaffiliated Investment Company	2,268,679	—	—	2,268,679
Total Short-Term Investments	7,895,123	—	—	7,895,123
Total Investments in Securities	$ 209,257,946	$ —	$ —	$ 209,257,946

(a)	For a complete listing of investments, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLI Moderate ETF Allocation Fund

Statement of Assets and Liabilities as of April 30, 2026
Assets
Investment in unaffiliated securities, at value (identified cost $165,157,605) including securities on loan of $12,271,079	$203,631,502
Investment in affiliated investment companies, at value (identified cost $5,626,444)	5,626,444
Receivables:
Investment securities sold	145,089
Fund shares sold	97,205
Dividends	16,725
Securities lending	7,707
Other assets	31,854
Total assets	209,556,526
Liabilities
Cash collateral received for securities on loan	2,268,679
Payables:
Distribution/Service fees (See Note 3)	49,866
Fund shares redeemed	43,570
Manager (See Note 3)	33,130
Shareholder communication	17,959
Transfer agent (See Note 3)	17,745
Custodian	5,719
Professional fees	1,645
Trustees	70
Accrued expenses	10,760
Total liabilities	2,449,143
Net assets	$207,107,383
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$14,429
Additional paid-in-capital	168,957,443
168,971,872
Total distributable earnings (loss)	38,135,511
Net assets	$207,107,383
Class A
Net assets applicable to outstanding shares	$167,811,714
Shares of beneficial interest outstanding	11,681,624
Net asset value per share outstanding	$14.37
Maximum sales charge (3.00% of offering price)	0.44
Maximum offering price per share outstanding	$14.81
Class C
Net assets applicable to outstanding shares	$183,542
Shares of beneficial interest outstanding	12,727
Net asset value and offering price per share outstanding	$14.42
Class I
Net assets applicable to outstanding shares	$57,683
Shares of beneficial interest outstanding	4,007
Net asset value and offering price per share outstanding	$14.40
Class R3
Net assets applicable to outstanding shares	$6,328,024
Shares of beneficial interest outstanding	442,221
Net asset value and offering price per share outstanding	$14.31
SIMPLE Class
Net assets applicable to outstanding shares	$32,726,420
Shares of beneficial interest outstanding	2,288,060
Net asset value and offering price per share outstanding	$14.30

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Operations for the year ended April 30, 2026
Investment Income (Loss)
Income
Dividends-unaffiliated	$5,061,614
Dividends-affiliated	290,295
Securities lending, net	108,163
Total income	5,460,072
Expenses
Manager (See Note 3)	366,960
Distribution/Service—Class A (See Note 3)	374,495
Distribution/Service—Class C (See Note 3)	2,221
Distribution/Service—Class R3 (See Note 3)	27,864
Distribution/Service—SIMPLE Class (See Note 3)	139,194
Transfer agent (See Note 3)	110,991
Registration	79,027
Professional fees	51,748
Shareholder communication	35,895
Custodian	23,410
Shareholder service (See Note 3)	5,573
Trustees	4,842
Miscellaneous	16,143
Total expenses	1,238,363
Net investment income (loss)	4,221,709
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on unaffiliated investments	5,264,019
Net change in unrealized appreciation (depreciation) on unaffiliated investments	23,386,387
Net realized and unrealized gain (loss)	28,650,406
Net increase (decrease) in net assets resulting from operations	$32,872,115
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
14	NYLI Moderate ETF Allocation Fund

Statements of Changes in Net Assets
for the years ended April 30, 2026 and April 30, 2025
	2026	2025
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$4,221,709	$3,216,384
Net realized gain (loss)	5,264,019	2,273,369
Net change in unrealized appreciation (depreciation)	23,386,387	5,256,991
Net increase (decrease) in net assets resulting from operations	32,872,115	10,746,744
Distributions to shareholders:
Class A	(5,497,825)	(2,871,223)
Class C	(3,571)	(5,432)
Class I	(2,089)	(1,043)
Class R3	(206,890)	(75,320)
SIMPLE Class	(998,839)	(403,047)
Total distributions to shareholders	(6,709,214)	(3,356,065)
Capital share transactions:
Net proceeds from sales of shares	43,927,902	38,741,973
Net asset value of shares issued to shareholders in reinvestment of distributions	6,693,916	3,345,747
Cost of shares redeemed	(28,261,186)	(25,190,643)
Increase (decrease) in net assets derived from capital share transactions	22,360,632	16,897,077
Net increase (decrease) in net assets	48,523,533	24,287,756
Net Assets
Beginning of year	158,583,850	134,296,094
End of year	$207,107,383	$158,583,850
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Financial Highlights selected per share data and ratios
	Year Ended April 30,
Class A	2026	2025	2024	2023	2022
Net asset value at beginning of year	$12.39	$11.72	$11.00	$11.06	$11.88
Net investment income (loss) (a)	0.32	0.27	0.28	0.23	0.18
Net realized and unrealized gain (loss)	2.17	0.68	0.70	(0.10)	(0.83)
Total from investment operations	2.49	0.95	0.98	0.13	(0.65)
Less distributions:
From net investment income	(0.38)	(0.28)	(0.26)	(0.17)	(0.15)
From net realized gain on investments	(0.13)	—	—	(0.02)	(0.02)
Total distributions	(0.51)	(0.28)	(0.26)	(0.19)	(0.17)
Net asset value at end of year	$14.37	$12.39	$11.72	$11.00	$11.06
Total investment return (b)	20.25%	8.08%	8.93%	1.30%	(5.60)%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.36%	2.17%	2.43%	2.17%	1.53%
Net expenses (c)	0.62%	0.63%	0.68%	0.71%	0.70%
Portfolio turnover rate	51%	84%	68%	63%	58%
Net assets at end of year (in 000’s)	$167,812	$131,695	$115,685	$95,456	$86,128

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Year Ended April 30,
Class C	2026	2025	2024	2023	2022
Net asset value at beginning of year	$12.34	$11.67	$10.95	$11.00	$11.83
Net investment income (loss) (a)	0.24	0.17	0.18	0.15	0.08
Net realized and unrealized gain (loss)	2.12	0.68	0.71	(0.10)	(0.83)
Total from investment operations	2.36	0.85	0.89	0.05	(0.75)
Less distributions:
From net investment income	(0.15)	(0.18)	(0.17)	(0.08)	(0.06)
From net realized gain on investments	(0.13)	—	—	(0.02)	(0.02)
Total distributions	(0.28)	(0.18)	(0.17)	(0.10)	(0.08)
Net asset value at end of year	$14.42	$12.34	$11.67	$10.95	$11.00
Total investment return (b)	19.27%	7.28%	8.09%	0.48%	(6.44)%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.82%	1.37%	1.63%	1.37%	0.70%
Net expenses (c)	1.39%	1.42%	1.49%	1.53%	1.54%
Portfolio turnover rate	51%	84%	68%	63%	58%
Net assets at end of year (in 000’s)	$184	$409	$362	$341	$389

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
16	NYLI Moderate ETF Allocation Fund

Financial Highlights selected per share data and ratios
	Year Ended April 30,
Class I	2026	2025	2024	2023	2022
Net asset value at beginning of year	$12.42	$11.73	$11.01	$11.07	$11.87
Net investment income (loss) (a)	0.36	0.29	0.31	0.27	0.22
Net realized and unrealized gain (loss)	2.16	0.70	0.70	(0.11)	(0.83)
Total from investment operations	2.52	0.99	1.01	0.16	(0.61)
Less distributions:
From net investment income	(0.41)	(0.30)	(0.29)	(0.20)	(0.17)
From net realized gain on investments	(0.13)	—	—	(0.02)	(0.02)
Total distributions	(0.54)	(0.30)	(0.29)	(0.22)	(0.19)
Net asset value at end of year	$14.40	$12.42	$11.73	$11.01	$11.07
Total investment return (b)	20.49%	8.41%	9.19%	1.56%	(5.31)%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.60%	2.34%	2.69%	2.52%	1.83%
Net expenses (c)	0.37%	0.39%	0.43%	0.46%	0.45%
Portfolio turnover rate	51%	84%	68%	63%	58%
Net assets at end of year (in 000’s)	$58	$38	$88	$74	$73

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Year Ended April 30,
Class R3	2026	2025	2024	2023	2022
Net asset value at beginning of year	$12.36	$11.70	$10.98	$11.04	$11.86
Net investment income (loss) (a)	0.27	0.23	0.23	0.20	0.15
Net realized and unrealized gain (loss)	2.15	0.68	0.71	(0.10)	(0.84)
Total from investment operations	2.42	0.91	0.94	0.10	(0.69)
Less distributions:
From net investment income	(0.34)	(0.25)	(0.22)	(0.14)	(0.11)
From net realized gain on investments	(0.13)	—	—	(0.02)	(0.02)
Total distributions	(0.47)	(0.25)	(0.22)	(0.16)	(0.13)
Net asset value at end of year	$14.31	$12.36	$11.70	$10.98	$11.04
Total investment return (b)	19.77%	7.74%	8.57%	0.94%	(5.92)%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.00%	1.80%	2.02%	1.83%	1.22%
Net expenses (c)	0.97%	0.98%	1.03%	1.06%	1.05%
Portfolio turnover rate	51%	84%	68%	63%	58%
Net assets at end of year (in 000’s)	$6,328	$4,271	$2,977	$1,240	$854

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class R3 shares are not subject to sales charges.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Financial Highlights selected per share data and ratios
	Year Ended April 30,
SIMPLE Class	2026	2025	2024	2023	2022
Net asset value at beginning of year	$12.35	$11.69	$10.97	$11.03	$11.85
Net investment income (loss) (a)	0.28	0.23	0.23	0.19	0.13
Net realized and unrealized gain (loss)	2.15	0.68	0.71	(0.09)	(0.81)
Total from investment operations	2.43	0.91	0.94	0.10	(0.68)
Less distributions:
From net investment income	(0.35)	(0.25)	(0.22)	(0.14)	(0.12)
From net realized gain on investments	(0.13)	—	—	(0.02)	(0.02)
Total distributions	(0.48)	(0.25)	(0.22)	(0.16)	(0.14)
Net asset value at end of year	$14.30	$12.35	$11.69	$10.97	$11.03
Total investment return (b)	19.83%	7.79%	8.62%	0.97%	(5.89)%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.06%	1.86%	2.06%	1.78%	1.07%
Net expenses (c)	0.89%	0.92%	0.99%	1.03%	1.05%
Portfolio turnover rate	51%	84%	68%	63%	58%
Net assets at end of year (in 000’s)	$32,726	$22,171	$15,183	$8,140	$3,167

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. SIMPLE Class shares are not subject to sales charges.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
18	NYLI Moderate ETF Allocation Fund

NYLI Growth ETF Allocation Fund
Portfolio of Investments April 30, 2026†^
	Shares	Value
Investment Companies 97.2%
Equity Funds 82.4%
iShares Core MSCI EAFE ETF	320,169	$ 30,588,946
iShares Core MSCI Emerging Markets ETF	97,256	7,633,624
iShares Core S&P 500 ETF	7,461	5,387,364
iShares Core S&P Mid-Cap ETF	134,648	9,798,335
iShares MSCI Emerging Markets ex China ETF	10,608	965,858
Schwab U.S. Mid-Cap ETF (a)	92,235	3,131,378
Schwab U.S. Small-Cap ETF	588,687	19,085,233
Vanguard Mega Cap ETF (a)	235,178	61,785,964
Vanguard Mid-Cap ETF (a)	218,992	16,930,272
Total Equity Funds (Cost $110,173,505)		155,306,974
Fixed Income Funds 14.8%
Invesco Senior Loan ETF (a)	446,600	9,191,027
iShares 20+ Year Treasury Bond ETF	36,879	3,157,580
iShares Broad USD High Yield Corporate Bond ETF	246,354	9,171,759
iShares Broad USD Investment Grade Corporate Bond ETF (a)	24,519	1,256,599
iShares Core U.S. Aggregate Bond ETF	51,867	5,140,020
Total Fixed Income Funds (Cost $27,939,320)		27,916,985
Total Investment Companies (Cost $138,112,825)		183,223,959
Short-Term Investments 4.5%
Affiliated Investment Company 2.9%
NYLI U.S. Government Liquidity Fund, 3.536% (b)	5,468,552	5,468,552
Unaffiliated Investment Company 1.6%
Invesco Government & Agency Portfolio, 3.659% (b)(c)	3,089,265	3,089,265
Total Short-Term Investments (Cost $8,557,817)		8,557,817
Total Investments (Cost $146,670,642)	101.7%	191,781,776
Other Assets, Less Liabilities	(1.7)	(3,258,697)
Net Assets	100.0%	$ 188,523,079

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	All or a portion of this security was held on loan. As of April 30, 2026, the aggregate market value of securities on loan was $3,990,596; the total market value of collateral held by the Fund was $4,089,619. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $1,000,354. The Fund received cash collateral with a value of $3,089,265. (See Note 2(H))
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments April 30, 2026†^ (continued)
(b)	Current yield as of April 30, 2026.
(c)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the year ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Year	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Year	Dividend Income	Other Distributions	Shares End of Year
NYLI U.S. Government Liquidity Fund	$ 5,886	$ 23,748	$ (24,165)	$ —	$ —	$ 5,469	$ 254	$ —	5,469

Abbreviation(s):
EAFE—Europe, Australasia and Far East
ETF—Exchange-Traded Fund
MSCI—Morgan Stanley Capital International
USD—United States Dollar
The following is a summary of the fair valuations according to the inputs used as of April 30, 2026, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Investment Companies
Equity Funds	$ 155,306,974	$ —	$ —	$ 155,306,974
Fixed Income Funds	27,916,985	—	—	27,916,985
Total Investment Companies	183,223,959	—	—	183,223,959
Short-Term Investments
Affiliated Investment Company	5,468,552	—	—	5,468,552
Unaffiliated Investment Company	3,089,265	—	—	3,089,265
Total Short-Term Investments	8,557,817	—	—	8,557,817
Total Investments in Securities	$ 191,781,776	$ —	$ —	$ 191,781,776

(a)	For a complete listing of investments, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
20	NYLI Growth ETF Allocation Fund

Statement of Assets and Liabilities as of April 30, 2026
Assets
Investment in unaffiliated securities, at value (identified cost $141,202,090) including securities on loan of $3,990,596	$186,313,224
Investment in affiliated investment companies, at value (identified cost $5,468,552)	5,468,552
Receivables:
Fund shares sold	187,540
Dividends	15,052
Securities lending	7,617
Other assets	33,227
Total assets	192,025,212
Liabilities
Cash collateral received for securities on loan	3,089,265
Payables:
Investment securities purchased	218,292
Fund shares redeemed	69,259
Distribution/Service fees (See Note 3)	45,738
Manager (See Note 3)	29,935
Transfer agent (See Note 3)	17,953
Shareholder communication	15,294
Custodian	5,719
Professional fees	1,444
Trustees	96
Accrued expenses	9,138
Total liabilities	3,502,133
Net assets	$188,523,079
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$11,263
Additional paid-in-capital	144,052,919
144,064,182
Total distributable earnings (loss)	44,458,897
Net assets	$188,523,079
Class A
Net assets applicable to outstanding shares	$147,738,436
Shares of beneficial interest outstanding	8,822,786
Net asset value per share outstanding	$16.75
Maximum sales charge (3.00% of offering price)	0.52
Maximum offering price per share outstanding	$17.27
Class C
Net assets applicable to outstanding shares	$130,195
Shares of beneficial interest outstanding	7,789
Net asset value and offering price per share outstanding(a)	$16.71
Class I
Net assets applicable to outstanding shares	$153,525
Shares of beneficial interest outstanding	9,191
Net asset value and offering price per share outstanding	$16.70
Class R3
Net assets applicable to outstanding shares	$2,887,150
Shares of beneficial interest outstanding	172,840
Net asset value and offering price per share outstanding	$16.70
SIMPLE Class
Net assets applicable to outstanding shares	$37,613,773
Shares of beneficial interest outstanding	2,250,788
Net asset value and offering price per share outstanding	$16.71

(a)	The difference between the calculated and stated NAV was caused by rounding.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Operations for the year ended April 30, 2026
Investment Income (Loss)
Income
Dividends-unaffiliated	$3,774,291
Dividends-affiliated	254,041
Securities lending, net	95,135
Total income	4,123,467
Expenses
Manager (See Note 3)	327,265
Distribution/Service—Class A (See Note 3)	322,319
Distribution/Service—Class C (See Note 3)	1,319
Distribution/Service—Class R3 (See Note 3)	15,152
Distribution/Service—SIMPLE Class (See Note 3)	157,221
Transfer agent (See Note 3)	111,914
Registration	77,376
Professional fees	50,472
Shareholder communication	34,189
Custodian	23,686
Trustees	4,316
Shareholder service (See Note 3)	3,030
Miscellaneous	10,772
Total expenses	1,139,031
Net investment income (loss)	2,984,436
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on unaffiliated investments	4,599,579
Net change in unrealized appreciation (depreciation) on unaffiliated investments	29,065,213
Net realized and unrealized gain (loss)	33,664,792
Net increase (decrease) in net assets resulting from operations	$36,649,228
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
22	NYLI Growth ETF Allocation Fund

Statements of Changes in Net Assets
for the years ended April 30, 2026 and April 30, 2025
	2026	2025
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$2,984,436	$2,119,386
Net realized gain (loss)	4,599,579	2,196,766
Net change in unrealized appreciation (depreciation)	29,065,213	4,232,234
Net increase (decrease) in net assets resulting from operations	36,649,228	8,548,386
Distributions to shareholders:
Class A	(4,408,292)	(3,165,680)
Class C	(3,434)	(3,786)
Class I	(2,970)	(3,445)
Class R3	(82,312)	(68,566)
SIMPLE Class	(1,031,157)	(658,315)
Total distributions to shareholders	(5,528,165)	(3,899,792)
Capital share transactions:
Net proceeds from sales of shares	41,947,697	37,260,298
Net asset value of shares issued to shareholders in reinvestment of distributions	5,521,072	3,896,565
Cost of shares redeemed	(24,821,310)	(19,380,957)
Increase (decrease) in net assets derived from capital share transactions	22,647,459	21,775,906
Net increase (decrease) in net assets	53,768,522	26,424,500
Net Assets
Beginning of year	134,754,557	108,330,057
End of year	$188,523,079	$134,754,557
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Financial Highlights selected per share data and ratios
	Year Ended April 30,
Class A	2026	2025	2024	2023	2022
Net asset value at beginning of year	$13.73	$13.11	$11.89	$11.92	$12.79
Net investment income (loss) (a)	0.29	0.24	0.26	0.22	0.18
Net realized and unrealized gain (loss)	3.26	0.82	1.20	(0.07)	(0.89)
Total from investment operations	3.55	1.06	1.46	0.15	(0.71)
Less distributions:
From net investment income	(0.28)	(0.25)	(0.24)	(0.18)	(0.15)
From net realized gain on investments	(0.25)	(0.19)	—	(0.00)‡	(0.01)
Total distributions	(0.53)	(0.44)	(0.24)	(0.18)	(0.16)
Net asset value at end of year	$16.75	$13.73	$13.11	$11.89	$11.92
Total investment return (b)	26.09%	8.00%	12.29%	1.32%	(5.69)%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.88%	1.73%	2.07%	1.88%	1.41%
Net expenses (c)	0.64%	0.67%	0.74%	0.80%	0.80%
Expenses (before waiver/reimbursement) (c)	0.64%	0.67%	0.74%	0.82%	0.85%
Portfolio turnover rate	53%	86%	64%	57%	54%
Net assets at end of year (in 000’s)	$147,738	$107,144	$89,538	$68,880	$52,475

‡	Less than one cent per share.
(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Year Ended April 30,
Class C	2026	2025	2024	2023	2022
Net asset value at beginning of year	$13.71	$13.05	$11.83	$11.86	$12.73
Net investment income (loss) (a)	0.18	0.14	0.17	0.13	0.09
Net realized and unrealized gain (loss)	3.22	0.81	1.19	(0.07)	(0.90)
Total from investment operations	3.40	0.95	1.36	0.06	(0.81)
Less distributions:
From net investment income	(0.15)	(0.10)	(0.14)	(0.09)	(0.05)
From net realized gain on investments	(0.25)	(0.19)	—	(0.00)‡	(0.01)
Total distributions	(0.40)	(0.29)	(0.14)	(0.09)	(0.06)
Net asset value at end of year	$16.71	$13.71	$13.05	$11.83	$11.86
Total investment return (b)	25.00%	7.22%	11.50%	0.54%	(6.40)%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.14%	0.98%	1.37%	1.15%	0.67%
Net expenses (c)	1.39%	1.43%	1.51%	1.55%	1.55%
Expenses (before waiver/reimbursement) (c)	1.39%	1.43%	1.51%	1.60%	1.64%
Portfolio turnover rate	53%	86%	64%	57%	54%
Net assets at end of year (in 000’s)	$130	$115	$183	$314	$310

‡	Less than one cent per share.
(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
24	NYLI Growth ETF Allocation Fund

Financial Highlights selected per share data and ratios
	Year Ended April 30,
Class I	2026	2025	2024	2023	2022
Net asset value at beginning of year	$13.70	$13.07	$11.86	$11.89	$12.75
Net investment income (loss) (a)	0.31	0.29	0.30	0.22	0.22
Net realized and unrealized gain (loss)	3.25	0.81	1.18	(0.05)	(0.89)
Total from investment operations	3.56	1.10	1.48	0.17	(0.67)
Less distributions:
From net investment income	(0.31)	(0.28)	(0.27)	(0.20)	(0.18)
From net realized gain on investments	(0.25)	(0.19)	—	(0.00)‡	(0.01)
Total distributions	(0.56)	(0.47)	(0.27)	(0.20)	(0.19)
Net asset value at end of year	$16.70	$13.70	$13.07	$11.86	$11.89
Total investment return (b)	26.28%	8.25%	12.60%	1.58%	(5.41)%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.01%	2.03%	2.43%	1.95%	1.70%
Net expenses (c)	0.39%	0.42%	0.49%	0.55%	0.55%
Expenses (before waiver/reimbursement) (c)	0.39%	0.42%	0.49%	0.57%	0.60%
Portfolio turnover rate	53%	86%	64%	57%	54%
Net assets at end of year (in 000’s)	$154	$72	$114	$107	$40

‡	Less than one cent per share.
(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Year Ended April 30,
Class R3	2026	2025	2024	2023	2022
Net asset value at beginning of year	$13.69	$13.09	$11.87	$11.90	$12.77
Net investment income (loss) (a)	0.24	0.19	0.20	0.18	0.11
Net realized and unrealized gain (loss)	3.23	0.82	1.21	(0.08)	(0.87)
Total from investment operations	3.47	1.01	1.41	0.10	(0.76)
Less distributions:
From net investment income	(0.21)	(0.22)	(0.19)	(0.13)	(0.10)
From net realized gain on investments	(0.25)	(0.19)	—	(0.00)‡	(0.01)
Total distributions	(0.46)	(0.41)	(0.19)	(0.13)	(0.11)
Net asset value at end of year	$16.70	$13.69	$13.09	$11.87	$11.90
Total investment return (b)	25.58%	7.65%	11.92%	0.96%	(6.01)%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.51%	1.33%	1.61%	1.54%	0.83%
Net expenses (c)	0.99%	1.02%	1.09%	1.15%	1.15%
Expenses (before waiver/reimbursement) (c)	0.99%	1.02%	1.09%	1.17%	1.20%
Portfolio turnover rate	53%	86%	64%	57%	54%
Net assets at end of year (in 000’s)	$2,887	$2,667	$1,442	$685	$486

‡	Less than one cent per share.
(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class R3 shares are not subject to sales charges.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Financial Highlights selected per share data and ratios
	Year Ended April 30,
SIMPLE Class	2026	2025	2024	2023	2022
Net asset value at beginning of year	$13.72	$13.10	$11.88	$11.91	$12.78
Net investment income (loss) (a)	0.25	0.21	0.22	0.18	0.14
Net realized and unrealized gain (loss)	3.24	0.82	1.20	(0.06)	(0.89)
Total from investment operations	3.49	1.03	1.42	0.12	(0.75)
Less distributions:
From net investment income	(0.25)	(0.22)	(0.20)	(0.15)	(0.11)
From net realized gain on investments	(0.25)	(0.19)	—	(0.00)‡	(0.01)
Total distributions	(0.50)	(0.41)	(0.20)	(0.15)	(0.12)
Net asset value at end of year	$16.71	$13.72	$13.10	$11.88	$11.91
Total investment return (b)	25.73%	7.72%	12.01%	1.06%	(5.92)%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.61%	1.46%	1.76%	1.57%	1.11%
Net expenses (c)	0.89%	0.93%	1.01%	1.05%	1.05%
Expenses (before waiver/reimbursement) (c)	0.89%	0.93%	1.01%	1.10%	1.14%
Portfolio turnover rate	53%	86%	64%	57%	54%
Net assets at end of year (in 000’s)	$37,614	$24,757	$17,054	$9,447	$3,838

‡	Less than one cent per share.
(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. SIMPLE Class shares are not subject to sales charges.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
26	NYLI Growth ETF Allocation Fund

NYLI Equity ETF Allocation Fund
Portfolio of Investments April 30, 2026†^
	Shares	Value
Investment Companies 99.6%
Equity Funds 99.6%
iShares Core MSCI EAFE ETF	309,884	$ 29,606,317
iShares Core MSCI Emerging Markets ETF	99,416	7,803,162
iShares Core S&P 500 ETF	6,065	4,379,355
iShares Core S&P Mid-Cap ETF	106,017	7,714,857
iShares MSCI Emerging Markets ex China ETF	8,641	786,763
Schwab U.S. Mid-Cap ETF (a)	72,783	2,470,983
Schwab U.S. Small-Cap ETF	719,137	23,314,422
Vanguard Mega Cap ETF	246,941	64,876,339
Vanguard Mid-Cap ETF (a)	173,988	13,451,012
Total Investment Companies (Cost $110,015,661)		154,403,210
Short-Term Investments 9.1%
Affiliated Investment Company 0.4%
NYLI U.S. Government Liquidity Fund, 3.536% (b)	647,288	647,288
Unaffiliated Investment Company 8.7%
Invesco Government & Agency Portfolio, 3.659% (b)(c)	13,466,594	13,466,594
Total Short-Term Investments (Cost $14,113,882)		14,113,882
Total Investments (Cost $124,129,543)	108.7%	168,517,092
Other Assets, Less Liabilities	(8.7)	(13,418,463)
Net Assets	100.0%	$ 155,098,629

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	All or a portion of this security was held on loan. As of April 30, 2026, the aggregate market value of securities on loan was $13,425,445; the total market value of collateral held by the Fund was $13,699,908. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $233,314. The Fund received cash collateral with a value of $13,466,594. (See Note 2(H))
(b)	Current yield as of April 30, 2026.
(c)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the year ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Year	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Year	Dividend Income	Other Distributions	Shares End of Year
NYLI U.S. Government Liquidity Fund	$ 567	$ 14,278	$ (14,198)	$ —	$ —	$ 647	$ 21	$ —	647

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments April 30, 2026†^ (continued)
Abbreviation(s):
EAFE—Europe, Australasia and Far East
ETF—Exchange-Traded Fund
MSCI—Morgan Stanley Capital International
The following is a summary of the fair valuations according to the inputs used as of April 30, 2026, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Investment Companies
Equity Funds	$ 154,403,210	$ —	$ —	$ 154,403,210
Short-Term Investments
Affiliated Investment Company	647,288	—	—	647,288
Unaffiliated Investment Company	13,466,594	—	—	13,466,594
Total Short-Term Investments	14,113,882	—	—	14,113,882
Total Investments in Securities	$ 168,517,092	$ —	$ —	$ 168,517,092

(a)	For a complete listing of investments, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
28	NYLI Equity ETF Allocation Fund

Statement of Assets and Liabilities as of April 30, 2026
Assets
Investment in unaffiliated securities, at value (identified cost $123,482,255) including securities on loan of $13,425,445	$167,869,804
Investment in affiliated investment companies, at value (identified cost $647,288)	647,288
Receivables:
Fund shares sold	183,029
Dividends	1,807
Securities lending	870
Other assets	32,542
Total assets	168,735,340
Liabilities
Cash collateral received for securities on loan	13,466,594
Payables:
Distribution/Service fees (See Note 3)	37,371
Investment securities purchased	33,701
Fund shares redeemed	30,980
Manager (See Note 3)	24,472
Transfer agent (See Note 3)	15,312
Shareholder communication	13,388
Custodian	5,554
Professional fees	1,149
Trustees	106
Accrued expenses	8,084
Total liabilities	13,636,711
Net assets	$155,098,629
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$8,128
Additional paid-in-capital	112,217,986
112,226,114
Total distributable earnings (loss)	42,872,515
Net assets	$155,098,629
Class A
Net assets applicable to outstanding shares	$122,216,366
Shares of beneficial interest outstanding	6,399,271
Net asset value per share outstanding	$19.10
Maximum sales charge (3.00% of offering price)	0.59
Maximum offering price per share outstanding	$19.69
Class C
Net assets applicable to outstanding shares	$205,841
Shares of beneficial interest outstanding	10,832
Net asset value and offering price per share outstanding	$19.00
Class I
Net assets applicable to outstanding shares	$48,850
Shares of beneficial interest outstanding	2,569
Net asset value and offering price per share outstanding(a)	$19.01
Class R3
Net assets applicable to outstanding shares	$3,182,559
Shares of beneficial interest outstanding	167,359
Net asset value and offering price per share outstanding	$19.02
SIMPLE Class
Net assets applicable to outstanding shares	$29,445,013
Shares of beneficial interest outstanding	1,547,956
Net asset value and offering price per share outstanding	$19.02

(a)	The difference between the calculated and stated NAV was caused by rounding.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Operations for the year ended April 30, 2026
Investment Income (Loss)
Income
Dividends-unaffiliated	$2,316,727
Dividends-affiliated	21,229
Securities lending, net	21,198
Total income	2,359,154
Expenses
Manager (See Note 3)	260,755
Distribution/Service—Class A (See Note 3)	258,665
Distribution/Service—Class C (See Note 3)	1,883
Distribution/Service—Class R3 (See Note 3)	12,482
Distribution/Service—SIMPLE Class (See Note 3)	120,657
Transfer agent (See Note 3)	93,296
Registration	77,390
Professional fees	47,664
Shareholder communication	30,107
Custodian	22,793
Trustees	3,444
Shareholder service (See Note 3)	2,496
Miscellaneous	13,015
Total expenses	944,647
Net investment income (loss)	1,414,507
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on unaffiliated investments	2,795,008
Net change in unrealized appreciation (depreciation) on unaffiliated investments	30,023,484
Net realized and unrealized gain (loss)	32,818,492
Net increase (decrease) in net assets resulting from operations	$34,232,999
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
30	NYLI Equity ETF Allocation Fund

Statements of Changes in Net Assets
for the years ended April 30, 2026 and April 30, 2025
	2026	2025
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$1,414,507	$1,033,946
Net realized gain (loss)	2,795,008	1,854,747
Net change in unrealized appreciation (depreciation)	30,023,484	3,530,392
Net increase (decrease) in net assets resulting from operations	34,232,999	6,419,085
Distributions to shareholders:
Class A	(2,933,218)	(1,828,968)
Class C	(3,489)	(2,722)
Class I	(1,959)	(2,357)
Class R3	(63,535)	(47,192)
SIMPLE Class	(648,208)	(356,346)
Total distributions to shareholders	(3,650,409)	(2,237,585)
Capital share transactions:
Net proceeds from sales of shares	36,322,717	32,758,125
Net asset value of shares issued to shareholders in reinvestment of distributions	3,619,736	2,222,705
Cost of shares redeemed	(19,811,195)	(19,808,315)
Increase (decrease) in net assets derived from capital share transactions	20,131,258	15,172,515
Net increase (decrease) in net assets	50,713,848	19,354,015
Net Assets
Beginning of year	104,384,781	85,030,766
End of year	$155,098,629	$104,384,781
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Financial Highlights selected per share data and ratios
	Year Ended April 30,
Class A	2026	2025	2024	2023	2022
Net asset value at beginning of year	$14.95	$14.21	$12.48	$12.54	$13.64
Net investment income (loss) (a)	0.20	0.17	0.18	0.13	0.15
Net realized and unrealized gain (loss)	4.44	0.93	1.71	(0.07)	(1.10)
Total from investment operations	4.64	1.10	1.89	0.06	(0.95)
Less distributions:
From net investment income	(0.21)	(0.18)	(0.16)	(0.12)	(0.14)
From net realized gain on investments	(0.28)	(0.18)	—	(0.00)‡	(0.01)
Total distributions	(0.49)	(0.36)	(0.16)	(0.12)	(0.15)
Net asset value at end of year	$19.10	$14.95	$14.21	$12.48	$12.54
Total investment return (b)	31.30%	7.61%	15.16%	0.54%	(7.21)%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.14%	1.09%	1.31%	1.10%	1.08%
Net expenses (c)	0.67%	0.70%	0.79%	0.80%	0.80%
Expenses (before waiver/reimbursement) (c)	0.67%	0.70%	0.79%	0.92%	0.92%
Portfolio turnover rate	46%	73%	49%	35%	43%
Net assets at end of year (in 000’s)	$122,216	$83,594	$70,120	$48,992	$38,162

‡	Less than one cent per share.
(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Year Ended April 30,
Class C	2026	2025	2024	2023	2022
Net asset value at beginning of year	$14.87	$14.13	$12.41	$12.46	$13.57
Net investment income (loss) (a)	0.07	0.06	0.08	0.05	0.05
Net realized and unrealized gain (loss)	4.40	0.91	1.69	(0.07)	(1.11)
Total from investment operations	4.47	0.97	1.77	(0.02)	(1.06)
Less distributions:
From net investment income	(0.06)	(0.05)	(0.05)	(0.03)	(0.04)
From net realized gain on investments	(0.28)	(0.18)	—	(0.00)‡	(0.01)
Total distributions	(0.34)	(0.23)	(0.05)	(0.03)	(0.05)
Net asset value at end of year	$19.00	$14.87	$14.13	$12.41	$12.46
Total investment return (b)	30.26%	6.77%	14.30%	(0.16)%	(7.92)%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.39%	0.38%	0.60%	0.39%	0.38%
Net expenses (c)	1.42%	1.46%	1.55%	1.55%	1.55%
Expenses (before waiver/reimbursement) (c)	1.42%	1.46%	1.56%	1.72%	1.75%
Portfolio turnover rate	46%	73%	49%	35%	43%
Net assets at end of year (in 000’s)	$206	$178	$215	$172	$177

‡	Less than one cent per share.
(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
32	NYLI Equity ETF Allocation Fund

Financial Highlights selected per share data and ratios
	Year Ended April 30,
Class I	2026	2025	2024	2023	2022
Net asset value at beginning of year	$14.87	$14.12	$12.40	$12.47	$13.56
Net investment income (loss) (a)	0.24	0.19	0.21	0.17	0.07
Net realized and unrealized gain (loss)	4.42	0.94	1.70	(0.09)	(0.98)
Total from investment operations	4.66	1.13	1.91	0.08	(0.91)
Less distributions:
From net investment income	(0.24)	(0.20)	(0.19)	(0.15)	(0.17)
From net realized gain on investments	(0.28)	(0.18)	—	(0.00)‡	(0.01)
Total distributions	(0.52)	(0.38)	(0.19)	(0.15)	(0.18)
Net asset value at end of year	$19.01	$14.87	$14.12	$12.40	$12.47
Total investment return (b)	31.61%	7.91%	15.46%	0.73%	(6.96)%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.40%	1.24%	1.56%	1.42%	0.49%
Net expenses (c)	0.42%	0.46%	0.54%	0.55%	0.48%
Expenses (before waiver/reimbursement) (c)	0.42%	0.46%	0.54%	0.67%	0.60%
Portfolio turnover rate	46%	73%	49%	35%	43%
Net assets at end of year (in 000’s)	$49	$102	$156	$113	$152

‡	Less than one cent per share.
(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Year Ended April 30,
Class R3	2026	2025	2024	2023	2022
Net asset value at beginning of year	$14.90	$14.17	$12.45	$12.51	$13.61
Net investment income (loss) (a)	0.13	0.11	0.11	0.09	0.10
Net realized and unrealized gain (loss)	4.42	0.94	1.72	(0.07)	(1.10)
Total from investment operations	4.55	1.05	1.83	0.02	(1.00)
Less distributions:
From net investment income	(0.15)	(0.14)	(0.11)	(0.08)	(0.09)
From net realized gain on investments	(0.28)	(0.18)	—	(0.00)‡	(0.01)
Total distributions	(0.43)	(0.32)	(0.11)	(0.08)	(0.10)
Net asset value at end of year	$19.02	$14.90	$14.17	$12.45	$12.51
Total investment return (b)	30.79%	7.30%	14.72%	0.18%	(7.47)%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.77%	0.74%	0.79%	0.78%	0.74%
Net expenses (c)	1.02%	1.05%	1.14%	1.15%	1.15%
Expenses (before waiver/reimbursement) (c)	1.02%	1.05%	1.14%	1.27%	1.27%
Portfolio turnover rate	46%	73%	49%	35%	43%
Net assets at end of year (in 000’s)	$3,183	$1,886	$1,874	$334	$472

‡	Less than one cent per share.
(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class R3 shares are not subject to sales charges.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Financial Highlights selected per share data and ratios
	Year Ended April 30,
SIMPLE Class	2026	2025	2024	2023	2022
Net asset value at beginning of year	$14.90	$14.17	$12.45	$12.51	$13.61
Net investment income (loss) (a)	0.15	0.13	0.14	0.09	0.11
Net realized and unrealized gain (loss)	4.43	0.93	1.70	(0.06)	(1.10)
Total from investment operations	4.58	1.06	1.84	0.03	(0.99)
Less distributions:
From net investment income	(0.18)	(0.15)	(0.12)	(0.09)	(0.10)
From net realized gain on investments	(0.28)	(0.18)	—	(0.00)‡	(0.01)
Total distributions	(0.46)	(0.33)	(0.12)	(0.09)	(0.11)
Net asset value at end of year	$19.02	$14.90	$14.17	$12.45	$12.51
Total investment return (b)	30.94%	7.36%	14.82%	0.28%	(7.38)%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.87%	0.83%	1.03%	0.77%	0.78%
Net expenses (c)	0.92%	0.96%	1.05%	1.05%	1.05%
Expenses (before waiver/reimbursement) (c)	0.92%	0.96%	1.06%	1.22%	1.25%
Portfolio turnover rate	46%	73%	49%	35%	43%
Net assets at end of year (in 000’s)	$29,445	$18,624	$12,666	$7,178	$2,911

‡	Less than one cent per share.
(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. SIMPLE Class shares are not subject to sales charges.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
34	NYLI Equity ETF Allocation Fund

Notes to Financial Statements
Note 1-Organization and Business
New York Life Investments Funds Trust (the “Trust”) was organized as a Delaware statutory trust on April 28, 2009. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and is comprised of thirty-nine funds (collectively referred to as the “Funds” and each individually, referred to as a “Fund"). These financial statements and notes relate to the NYLI Conservative ETF Allocation Fund, NYLI Moderate ETF Allocation Fund, NYLI Growth ETF Allocation Fund and NYLI Equity ETF Allocation Fund (collectively referred to as the "ETF Allocation Funds" and each individually referred to as an "ETF Allocation Fund"). Each is a “diversified” fund, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
The following table lists each ETF Allocation Fund's share classes that have been registered and commenced operations:
Fund	Share Classes Commenced Operations
NYLI Conservative ETF Allocation Fund	Class A, Class C, Class I, Class R3, SIMPLE Class
NYLI Moderate ETF Allocation Fund	Class A, Class C, Class I, Class R3, SIMPLE Class
NYLI Growth ETF Allocation Fund	Class A, Class C, Class I, Class R3, SIMPLE Class
NYLI Equity ETF Allocation Fund	Class A, Class C, Class I, Class R3, SIMPLE Class
Class A shares are offered at net asset value (“NAV”) per share plus an initial sales charge. No initial sales charge applies to investments of $250,000 or more (and certain other qualified purchases) in Class A shares. However, a contingent deferred sales charge (“CDSC”) of 0.50% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. Class C shares are offered at NAV without an initial sales charge, although a CDSC of 1.00% may be imposed on certain redemptions of such shares made within one year of the date of purchase of Class C shares. Class I, Class R3 and SIMPLE Class shares are offered at NAV without a sales charge. Depending upon eligibility, Class C shares convert to Class A shares at the end of the calendar quarter, eight years after the date they were purchased. SIMPLE Class shares convert to Class A shares at the end of the calendar quarter ten years after the date they were purchased. Share class conversions are based on the relevant NAVs of the two classes at the time of the conversion, and no sales load or other charge is imposed. Under certain circumstances and as may be permitted by the Trust’s multiple class plan pursuant to Rule 18f-3 under the 1940 Act, specified share classes of an ETF Allocation Fund may be converted to one or more other share classes of the ETF Allocation Fund as disclosed in the capital share transactions within these Notes. The classes of shares have the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights, and the same terms and conditions, except that under distribution plans pursuant to Rule 12b-1 under the 1940 Act, Class C shares are subject to higher distribution and/or service fees than Class A, Class R3 and SIMPLE Class shares. Class I shares are not subject to a distribution and/or service fee.
Class R3 shares are subject to a shareholder service fee, which is in addition to fees paid under the distribution plans for Class R3 shares.
The investment objective for each of the ETF Allocation Funds is as follows:
The NYLI Conservative ETF Allocation Fund seeks current income and, secondarily, long-term growth of capital.
The NYLI Moderate ETF Allocation Fund seeks long-term growth of capital and, secondarily, current income.
The NYLI Growth ETF Allocation Fund seeks long-term growth of capital and, secondarily, current income.
The NYLI Equity ETF Allocation Fund seeks long-term growth of capital.
The ETF Allocation Funds are "funds-of-funds" that seek to achieve their investment objectives by investing in unaffiliated passively-managed exchange-traded funds (the “Underlying ETFs”).
Note 2–Significant Accounting Policies
The ETF Allocation Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The ETF Allocation Funds prepare their financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follow the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on each day the ETF Allocation Funds are open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Trust (the "Board") has designated New York Life Investment Management LLC ("New York Life Investment Management" or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in each ETF Allocation Fund’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The ETF Allocation Funds' and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s

Notes to Financial Statements (continued)
selection and application of methodologies for determining and calculating the fair value of ETF Allocation Fund investments. The Valuation Designee may value the ETF Allocation Funds' portfolio securities for which market quotations are not readily available and other ETF Allocation Fund assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that each ETF Allocation Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the ETF Allocation Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of each ETF Allocation Fund. Unobservable inputs reflect each ETF Allocation Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodologies used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including each ETF Allocation Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of each ETF Allocation Fund’s assets and liabilities as of April 30, 2026, is included at the end of each ETF Allocation Fund’s Portfolio of Investments.
Exchange-traded funds (“ETFs”) are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. In such cases, amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.  Each ETF Allocation Fund is treated as a separate entity for federal income tax purposes. The ETF Allocation Funds' policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of each ETF Allocation Fund within the allowable time limits. Therefore, no federal, state and local income tax provisions are required.

36	NYLI ETF Asset Allocation Funds

Management evaluates each ETF Allocation Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. Management has analyzed the ETF Allocation Funds' tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the ETF Allocation Funds' financial statements. The ETF Allocation Funds' federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders.   Dividends and distributions are recorded on the ex-dividend date. The NYLI Moderate ETF Allocation Fund, NYLI Growth ETF Allocation Fund and NYLI Equity ETF Allocation Fund each intends to declare and pay dividends from net investment income, if any, at least annually. The NYLI Conservative ETF Allocation Fund intends to declare and pay dividends from net investment income, if any, at least quarterly. Each NYLI ETF Allocation Fund declare and distribute capital gains, if any, at least annually. Unless a shareholder elects otherwise, all dividends and distributions are reinvested in the same class of shares of the respective ETF Allocation Fund at NAV. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income.  The ETF Allocation Funds record security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividends and distributions received by the ETF Allocation Funds from the Underlying ETFs and other underlying funds are recorded on the ex-dividend date.
Investment income and realized and unrealized gains and losses on investments of the ETF Allocation Funds are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
(E) Expenses.  Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and/or the distribution plans further discussed in Note 3(B)) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the ETF Allocation Funds, including those of related parties to the ETF Allocation Funds, are shown in the Statement of Operations.
In addition, the ETF Allocation Funds bear a pro rata share of the fees and expenses of the Underlying ETFs and other underlying funds in which they invest. Because the Underlying ETFs and other underlying funds have varied expense and fee levels and the ETF Allocation Funds may own different proportions of the Underlying ETFs and other underlying funds at different times, the amount of fees and expenses incurred indirectly by each ETF Allocation Fund may vary. Shares of the Underlying ETFs and other underlying funds are subject to management fees and other fees that may cause the costs of investing in Underlying ETFs and other underlying funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of the Underlying ETFs and other underlying funds are not included in the amounts shown in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Segment Reporting.  The NYLIM Disclosure Committee (the "Committee") acts as the ETF Allocation Funds' chief operating decision maker, assessing performance and making decisions about resource allocation. The Committee is comprised of the ETF Allocation Funds' President, the ETF Allocation Funds' Treasurer, the ETF Allocation Funds' Assistant Treasurers, a representative from the ETF Allocation Funds' Transfer Agent, a representative from New York Life Investment Management Office of the General Counsel, a representative from New York Life Investment Management Compliance and a representative from the ETF Allocation Funds' Distributor. The Committee has determined that the ETF Allocation Funds have a single operating segment based on the fact that the Committee monitors the operating results of the ETF Allocation Funds as a whole and the ETF Allocation Funds' long-term strategic asset allocation is pre-determined in accordance with the terms of the ETF Allocation Funds' prospectus, based on a defined investment strategy which is executed by the ETF Allocation Funds' portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the ETF Allocation Funds' Portfolio of Investments, Statements of Changes in Net Assets and Financial Highlights.
(H) Securities Lending. In order to realize additional income, the ETF Allocation Funds may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the ETF Allocation Funds engage in securities lending, the ETF Allocation Funds will lend through their custodian, JPMorgan Chase Bank, N.A., ("JPMorgan"), acting as securities lending agent on behalf of the ETF Allocation Funds. Under the current arrangement, JPMorgan will manage the ETF Allocation Funds' collateral in accordance with the securities lending agreement between the ETF Allocation Funds and JPMorgan, and indemnify the ETF Allocation Funds in the event that any borrower of any securities loaned fails to return any of the loaned securities when due pursuant to the

Notes to Financial Statements (continued)
terms of the applicable securities lending agreement. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or certain of its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the ETF Allocation Funds. The ETF Allocation Funds bear the risk of delay in recovery of the securities loaned. The ETF Allocation Funds may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The ETF Allocation Funds bear the risk of any loss on investment of cash collateral. The ETF Allocation Funds will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The ETF Allocation Funds will also continue to receive distributions (including, but not limited to, interest and dividends) on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the ETF Allocation Funds. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(I) Indemnifications.  Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the ETF Allocation Funds enter into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The ETF Allocation Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the ETF Allocation Funds that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the ETF Allocation Funds.
Note 3–Fees and Related Party Transactions
(A) Manager.  New York Life Investment Management, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company (“New York Life”), serves as the ETF Allocation Funds' Manager pursuant to an Amended and Restated Management Agreement (“Management Agreement”) and is responsible for the day-to-day portfolio management of the ETF Allocation Funds. The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services, and keeps most of the financial and accounting records required to be maintained by the ETF Allocation Funds. Except for the portion of salaries and expenses that are the responsibility of the ETF Allocation Funds, the Manager pays the salaries and expenses of all personnel affiliated with the ETF Allocation Funds and certain operational expenses of the ETF Allocation Funds. The ETF Allocation Funds reimburse New York Life Investment Management in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the ETF Allocation Funds.
Pursuant to the Management Agreement, each ETF Allocation Fund pays the Manager a monthly fee for the services performed and facilities furnished at an annual rate of 0.20% of each ETF Allocation Fund's average daily net assets.
New York Life Investment Management has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, Trustee expenses, brokerage and other transaction expenses relating to the purchase and sale of portfolio investments, and acquired (underlying) fund fees and expenses) of a class do not exceed the following percentages of average daily net assets for each class of the ETF Allocation Funds:
Class
Class A	0.80%
Class C	1.55
Class I	0.55
Class R3	1.15
SIMPLE Class	1.05
This agreement will remain in effect until August 31, 2026, and shall renew automatically for one-year terms unless New York Life Investment Management provides written notice of termination prior to the start of the next term or upon approval of the Board.
During the year ended April 30, 2026, New York Life Investment Management earned fees from the ETF Allocation Funds and waived fees and/or reimbursed expenses as follows:
Fund	Earned	Waived/Reimbursed
NYLI Conservative ETF Allocation Fund	$110,988	$(14,815)
NYLI Moderate ETF Allocation Fund	366,960	—
NYLI Growth ETF Allocation Fund	327,265	—
NYLI Equity ETF Allocation Fund	260,755	—
Pursuant to an agreement with New York Life Investment Management, JPMorgan provides sub-administration and sub-accounting services to the ETF Allocation Funds. These services include calculating the ETF Allocation Funds' daily NAVs, maintaining the general ledger and sub-ledger accounts used in the NAV calculation process, and assisting the Manager with various aspects of the ETF Allocation Funds' administrative operations. JPMorgan is compensated by New York Life Investment Management for providing these services to the ETF Allocation Funds.
(B) Distribution, Service and Shareholder Service Fees.   The Trust, on behalf of the ETF Allocation Funds, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investment Management. The ETF Allocation Funds have adopted distribution plans (the “Plans”) in accordance with the provisions of Rule 12b-1 under the 1940 Act.

38	NYLI ETF Asset Allocation Funds

Pursuant to the Class A Plan, the Distributor receives a monthly fee from the Class A shares at an annual rate of 0.25% of the average daily net assets of the Class A shares for distribution and/or service activities as designated by the Distributor. Pursuant to the Class C Plan, Class C shares pay the Distributor a monthly distribution fee at an annual rate of 0.75% of the average daily net assets of the Class C shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class C shares, for a total 12b-1 fee of 1.00%. Pursuant to the Class R3 and SIMPLE Class Plans, Class R3 and SIMPLE Class shares pay the Distributor a monthly distribution fee at an annual rate of 0.25% of the average daily net assets of the Class R3 and SIMPLE Class shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class R3 and SIMPLE Class shares, for a total 12b-1 fee of 0.50%. Class I shares are not subject to a distribution and/or service fee.
The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the ETF Allocation Funds' shares and service activities.
In accordance with the Shareholder Services Plans for the Class R3 shares, the Manager has agreed to provide, through its affiliates or independent third parties, various shareholder and administrative support services to shareholders of the Class R3 shares. For its services, the Manager, its affiliates or independent third-party service providers are entitled to a shareholder service fee accrued daily and paid monthly at an annual rate of 0.10% of the average daily net assets of the Class R3 shares. This is in addition to any fees paid under the Class R3 Plan.
During the year ended April 30, 2026, shareholder service fees incurred by the Fund were as follows:
NYLI Conservative ETF Allocation Fund
Class R3	$1,249

NYLI Moderate ETF Allocation Fund
Class R3	$5,573

NYLI Growth ETF Allocation Fund
Class R3	$3,030

NYLI Equity ETF Allocation Fund
Class R3	$2,496
(C) Sales Charges.  The ETF Allocation Funds were advised by the Distributor that the amount of initial sales charges retained on sales of each class of shares during the year ended April 30, 2026, was as follows:
NYLI Conservative ETF Allocation Fund
Class A	$ 13,320

NYLI Moderate ETF Allocation Fund
Class A	$ 51,682

NYLI Growth ETF Allocation Fund
Class A	$ 52,376

NYLI Equity ETF Allocation Fund
Class A	$ 45,510
The ETF Allocation Funds were also advised that the Distributor retained CDSCs on redemptions of Class A and Class C shares during the year ended April 30, 2026, as follows:
NYLI Conservative ETF Allocation Fund
Class A	$ 1,666

NYLI Moderate ETF Allocation Fund
Class A	$ 1,775
Class C	180

NYLI Growth ETF Allocation Fund
Class A	$ 2,578
Class C	37

NYLI Equity ETF Allocation Fund
Class A	$ 1,086
Class C	27
(D) Transfer, Dividend Disbursing and Shareholder Servicing Agent. NYLIM Service Company LLC, an affiliate of New York Life Investment Management, is the ETF Allocation Funds' transfer, dividend disbursing and shareholder servicing agent pursuant to an agreement between NYLIM Service Company LLC and the Trust. NYLIM Service Company LLC has entered into an agreement with SS&C Global Investor & Distribution Solutions, Inc. ("SS&C"), pursuant to which SS&C performs certain transfer agent services on behalf of NYLIM Service Company LLC. New York Life Investment Management has contractually agreed to limit Fund expenses so that the transfer agency expenses charged to each of the Fund’s share classes do not exceed 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursements or small account fees. This agreement will remain in effect until February 28, 2027, and thereafter shall renew automatically for one-year terms unless New York Life Investment Management provides written notice of termination prior to the start of the next term or upon approval of the Board. During the year ended April 30, 2026, transfer agent expenses incurred by the ETF Allocation Funds and any reimbursements, pursuant to the

Notes to Financial Statements (continued)
aforementioned Transfer Agency expense limitation agreement, were as follows:
NYLI Conservative ETF Allocation Fund	Expense	Waived
Class A	$ 26,886	$—
Class C	274	—
Class I	24	—
Class R3	702	—
SIMPLE Class	5,047	—

NYLI Moderate ETF Allocation Fund	Expense	Waived
Class A	$ 85,431	$—
Class C	178	—
Class I	27	—
Class R3	3,109	—
SIMPLE Class	22,246	—

NYLI Growth ETF Allocation Fund	Expense	Waived
Class A	$ 86,682	$—
Class C	97	—
Class I	65	—
Class R3	2,062	—
SIMPLE Class	23,008	—

NYLI Equity ETF Allocation Fund	Expense	Waived
Class A	$ 72,925	$—
Class C	144	—
Class I	67	—
Class R3	1,745	—
SIMPLE Class	18,415	—
(E) Capital. As of April 30, 2026, New York Life and its affiliates beneficially held shares of the ETF Allocation Funds with the values and percentages of net assets as follows:
NYLI Conservative ETF Allocation Fund
Class C	$33,145	8.7%
Class I	44,303	99.9
Class R3	33,920	2.3

NYLI Moderate ETF Allocation Fund
Class I	$42,251	73.2%
Class R3	39,657	0.6

NYLI Growth ETF Allocation Fund
Class C	$44,903	34.5%
Class I	45,770	29.8
Class R3	46,000	1.6

NYLI Equity ETF Allocation Fund
Class C	$49,736	24.2%
Class I	28,436	58.2
Class R3	50,969	1.6
Note 4-Federal Income Tax
As of April 30, 2026, the cost and unrealized appreciation (depreciation) of each ETF Allocation Fund’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
NYLI Conservative ETF Allocation Fund
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$57,174,181	$5,877,203	$(273,731)	$5,603,472

NYLI Moderate ETF Allocation Fund
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$173,532,847	$36,207,911	$(482,812)	$35,725,099

NYLI Growth ETF Allocation Fund
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$149,231,145	$42,807,942	$(257,311)	$42,550,631

NYLI Equity ETF Allocation Fund
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$126,444,877	$42,072,215	$—	$42,072,215

40	NYLI ETF Asset Allocation Funds

As of April 30, 2026, the components of accumulated gain (loss) on a tax basis were as follows:
Fund	Ordinary Income	Accumulated Capital and Other Gain (Loss)	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total Accumulated Gain (Loss)
NYLI Conservative ETF Allocation Fund	$544,061	$—	$—	$5,603,472	$6,147,533
NYLI Moderate ETF Allocation Fund	2,219,483	190,929	—	35,725,099	38,135,511
NYLI Growth ETF Allocation Fund	1,637,594	270,672	—	42,550,631	44,458,897
NYLI Equity ETF Allocation Fund	536,072	264,228	—	42,072,215	42,872,515
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily due to wash sale adjustment.
The following table discloses the current period reclassifications between total distributable earnings (loss) and additional paid-in capital arising from permanent differences; net assets as of April 30, 2026 were not affected.
Fund	Total Distributable Earnings (Loss)	Additional Paid-In Capital
NYLI Conservative ETF Allocation Fund	$—	$—
NYLI Moderate ETF Allocation Fund	(871)	871
NYLI Growth ETF Allocation Fund	—	—
NYLI Equity ETF Allocation Fund	—	—
The reclassifications for the ETF Allocation Funds are primarily due to Real Estate Investment Trust ("REIT") adjustments.
The NYLI Conservative ETF Allocation Fund and NYLI Moderate ETF Allocation Fund utilized $593,487 and $952,771, respectively, of capital loss carryforwards during the year ended April 30, 2026.
During the years ended April 30, 2026 and April 30, 2025, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
	2026			2025
Fund	Ordinary Income	Long-Term Capital Gains	Total	Ordinary Income	Total
NYLI Conservative ETF Allocation Fund	$1,988,728	$—	$1,988,728	$1,226,542	$1,226,542
NYLI Moderate ETF Allocation Fund	6,058,501	650,713	6,709,214	3,356,065	3,356,065
NYLI Growth ETF Allocation Fund	4,158,572	1,369,593	5,528,165	3,899,792	3,899,792
NYLI Equity ETF Allocation Fund	3,041,589	608,820	3,650,409	2,237,585	2,237,585

For the year ended April 30, 2026, the ETF Allocation Funds' aggregate income taxes paid were determined to be insignificant.
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the ETF Allocation Funds. Custodial fees are charged to each ETF Allocation Fund based on each ETF Allocation Fund's net assets and the market value of securities held by each ETF Allocation Fund and the number of certain transactions incurred by each ETF Allocation Fund.
Note 6–Line of Credit
The ETF Allocation Funds and certain other funds managed by New York Life Investment Management maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 22, 2025, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the ETF Allocation Funds and certain other funds managed by New York Life

Notes to Financial Statements (continued)
Investment Management based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Effective Rate, Daily Simple Secured Overnight Financing Rate + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 21, 2026, although the ETF Allocation Funds, certain other funds managed by New York Life Investment Management and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 22, 2025, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the year ended April 30, 2026, there were no borrowings made or outstanding with respect to the ETF Allocation Funds under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the ETF Allocation Funds, along with certain other funds managed by New York Life Investment Management, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the ETF Allocation Funds and certain other funds managed by New York Life Investment Management to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the year ended April 30, 2026, there were no interfund loans made or outstanding with respect to the ETF Allocation Funds.
Note 8–Purchases and Sales of Securities (in 000’s)
During the year ended April 30, 2026, purchases and sales of securities were as follows:
Fund	Purchases	Sales
NYLI Conservative ETF Allocation Fund	$36,729	$29,466
NYLI Moderate ETF Allocation Fund	112,121	90,230
NYLI Growth ETF Allocation Fund	105,927	83,780
NYLI Equity ETF Allocation Fund	78,056	60,341
Note 9–Capital Share Transactions
Transactions in capital shares for the years ended April 30, 2026 and April 30, 2025, were as follows:
NYLI Conservative ETF Allocation Fund
Class A	Shares	Amount
Year ended April 30, 2026:
Shares sold	1,059,860	$12,278,552
Shares issued to shareholders in reinvestment of distributions	147,142	1,692,110
Shares redeemed	(773,591)	(8,955,886)
Net increase (decrease) in shares outstanding before conversion	433,411	5,014,776
Shares converted into Class A (See Note 1)	1,444	16,619
Net increase (decrease)	434,855	$5,031,395
Year ended April 30, 2025:
Shares sold	812,147	$8,827,209
Shares issued to shareholders in reinvestment of distributions	99,607	1,077,103
Shares redeemed	(844,367)	(9,151,273)
Net increase (decrease) in shares outstanding before conversion	67,387	753,039
Shares converted into Class A (See Note 1)	11,380	127,376
Net increase (decrease)	78,767	$880,415

Class C	Shares	Amount
Year ended April 30, 2026:
Shares sold	2,194	$25,133
Shares issued to shareholders in reinvestment of distributions	907	10,421
Shares redeemed	(1,443)	(17,020)
Net increase (decrease) in shares outstanding before conversion	1,658	18,534
Shares converted from Class C (See Note 1)	(1,448)	(16,619)
Net increase (decrease)	210	$1,915
Year ended April 30, 2025:
Shares sold	1,838	$19,850
Shares issued to shareholders in reinvestment of distributions	569	6,140
Shares redeemed	(3)	(34)
Net increase (decrease) in shares outstanding before conversion	2,404	25,956
Shares converted from Class C (See Note 1)	(902)	(9,801)
Net increase (decrease)	1,502	$16,155

42	NYLI ETF Asset Allocation Funds

Class I	Shares	Amount
Year ended April 30, 2026:
Shares issued to shareholders in reinvestment of distributions	141	$1,621
Net increase (decrease)	141	$1,621
Year ended April 30, 2025:
Shares issued to shareholders in reinvestment of distributions	101	$1,085
Net increase (decrease)	101	$1,085

Class R3	Shares	Amount
Year ended April 30, 2026:
Shares sold	26,334	$304,600
Shares issued to shareholders in reinvestment of distributions	3,336	38,350
Shares redeemed	(3,701)	(41,064)
Net increase (decrease)	25,969	$301,886
Year ended April 30, 2025:
Shares sold	44,526	$483,801
Shares issued to shareholders in reinvestment of distributions	1,787	19,299
Shares redeemed	(6,669)	(71,796)
Net increase (decrease)	39,644	$431,304

SIMPLE Class	Shares	Amount
Year ended April 30, 2026:
Shares sold	204,829	$2,349,189
Shares issued to shareholders in reinvestment of distributions	20,363	233,898
Shares redeemed	(79,886)	(922,731)
Net increase (decrease)	145,306	$1,660,356
Year ended April 30, 2025:
Shares sold	214,109	$2,319,097
Shares issued to shareholders in reinvestment of distributions	10,572	114,116
Shares redeemed	(71,565)	(772,066)
Net increase (decrease) in shares outstanding before conversion	153,116	1,661,147
Shares converted from SIMPLE Class (See Note 1)	(10,816)	(117,575)
Net increase (decrease)	142,300	$1,543,572
NYLI Moderate ETF Allocation Fund
Class A	Shares	Amount
Year ended April 30, 2026:
Shares sold	2,401,400	$32,972,755
Shares issued to shareholders in reinvestment of distributions	397,720	5,484,518
Shares redeemed	(1,767,290)	(24,186,987)
Net increase (decrease) in shares outstanding before conversion	1,031,830	14,270,286
Shares converted into Class A (See Note 1)	23,304	330,431
Net increase (decrease)	1,055,134	$14,600,717
Year ended April 30, 2025:
Shares sold	2,314,256	$29,034,572
Shares issued to shareholders in reinvestment of distributions	228,626	2,862,099
Shares redeemed	(1,795,168)	(22,426,481)
Net increase (decrease) in shares outstanding before conversion	747,714	9,470,190
Shares converted into Class A (See Note 1)	6,522	82,306
Net increase (decrease)	754,236	$9,552,496

Class C	Shares	Amount
Year ended April 30, 2026:
Shares sold	1,044	$14,189
Shares issued to shareholders in reinvestment of distributions	258	3,571
Shares redeemed	(17,747)	(233,000)
Net increase (decrease) in shares outstanding before conversion	(16,445)	(215,240)
Shares converted from Class C (See Note 1)	(3,999)	(52,730)
Net increase (decrease)	(20,444)	$(267,970)
Year ended April 30, 2025:
Shares sold	7,679	$96,643
Shares issued to shareholders in reinvestment of distributions	434	5,432
Shares redeemed	(2,488)	(31,467)
Net increase (decrease) in shares outstanding before conversion	5,625	70,608
Shares converted from Class C (See Note 1)	(3,517)	(43,113)
Net increase (decrease)	2,108	$27,495

Class I	Shares	Amount
Year ended April 30, 2026:
Shares sold	812	$11,265
Shares issued to shareholders in reinvestment of distributions	151	2,089
Net increase (decrease)	963	$13,354
Year ended April 30, 2025:
Shares sold	933	$11,621
Shares issued to shareholders in reinvestment of distributions	83	1,043
Shares redeemed	(5,462)	(71,604)
Net increase (decrease)	(4,446)	$(58,940)

Notes to Financial Statements (continued)
Class R3	Shares	Amount
Year ended April 30, 2026:
Shares sold	111,242	$1,522,704
Shares issued to shareholders in reinvestment of distributions	14,952	205,586
Shares redeemed	(29,563)	(412,002)
Net increase (decrease)	96,631	$1,316,288
Year ended April 30, 2025:
Shares sold	101,340	$1,272,834
Shares issued to shareholders in reinvestment of distributions	5,930	74,126
Shares redeemed	(15,707)	(198,294)
Net increase (decrease) in shares outstanding before conversion	91,563	1,148,666
Shares converted from Class R3 (See Note 1)	(460)	(5,889)
Net increase (decrease)	91,103	$1,142,777

SIMPLE Class	Shares	Amount
Year ended April 30, 2026:
Shares sold	690,893	$9,406,989
Shares issued to shareholders in reinvestment of distributions	72,646	998,152
Shares redeemed	(250,892)	(3,429,197)
Net increase (decrease) in shares outstanding before conversion	512,647	6,975,944
Shares converted from SIMPLE Class (See Note 1)	(19,914)	(277,701)
Net increase (decrease)	492,733	$6,698,243
Year ended April 30, 2025:
Shares sold	663,422	$8,326,303
Shares issued to shareholders in reinvestment of distributions	32,270	403,047
Shares redeemed	(196,635)	(2,462,797)
Net increase (decrease) in shares outstanding before conversion	499,057	6,266,553
Shares converted from SIMPLE Class (See Note 1)	(2,652)	(33,304)
Net increase (decrease)	496,405	$6,233,249
NYLI Growth ETF Allocation Fund
Class A	Shares	Amount
Year ended April 30, 2026:
Shares sold	1,954,682	$30,543,317
Shares issued to shareholders in reinvestment of distributions	278,603	4,407,501
Shares redeemed	(1,222,802)	(19,102,397)
Net increase (decrease) in shares outstanding before conversion	1,010,483	15,848,421
Shares converted into Class A (See Note 1)	11,044	181,546
Net increase (decrease)	1,021,527	$16,029,967
Year ended April 30, 2025:
Shares sold	1,884,621	$26,487,655
Shares issued to shareholders in reinvestment of distributions	225,256	3,164,841
Shares redeemed	(1,142,881)	(16,122,758)
Net increase (decrease) in shares outstanding before conversion	966,996	13,529,738
Shares converted into Class A (See Note 1)	6,423	90,864
Net increase (decrease)	973,419	$13,620,602

Class C	Shares	Amount
Year ended April 30, 2026:
Shares sold	1,044	$16,368
Shares issued to shareholders in reinvestment of distributions	217	3,434
Shares redeemed	(978)	(15,719)
Net increase (decrease) in shares outstanding before conversion	283	4,083
Shares converted from Class C (See Note 1)	(917)	(14,426)
Net increase (decrease)	(634)	$(10,343)
Year ended April 30, 2025:
Shares sold	5,719	$78,313
Shares issued to shareholders in reinvestment of distributions	269	3,786
Shares redeemed	(9,570)	(135,577)
Net increase (decrease) in shares outstanding before conversion	(3,582)	(53,478)
Shares converted from Class C (See Note 1)	(1,994)	(27,508)
Net increase (decrease)	(5,576)	$(80,986)

44	NYLI ETF Asset Allocation Funds

Class I	Shares	Amount
Year ended April 30, 2026:
Shares sold	4,253	$68,415
Shares issued to shareholders in reinvestment of distributions	188	2,970
Shares redeemed	(492)	(7,901)
Net increase (decrease)	3,949	$63,484
Year ended April 30, 2025:
Shares sold	1,021	$14,413
Shares issued to shareholders in reinvestment of distributions	246	3,445
Shares redeemed	(4,709)	(67,960)
Net increase (decrease)	(3,442)	$(50,102)

Class R3	Shares	Amount
Year ended April 30, 2026:
Shares sold	54,240	$845,693
Shares issued to shareholders in reinvestment of distributions	4,838	76,394
Shares redeemed	(81,074)	(1,295,303)
Net increase (decrease)	(21,996)	$(373,216)
Year ended April 30, 2025:
Shares sold	94,263	$1,321,498
Shares issued to shareholders in reinvestment of distributions	4,728	66,289
Shares redeemed	(14,276)	(203,443)
Net increase (decrease)	84,715	$1,184,344

SIMPLE Class	Shares	Amount
Year ended April 30, 2026:
Shares sold	671,750	$10,473,904
Shares issued to shareholders in reinvestment of distributions	65,245	1,030,773
Shares redeemed	(280,757)	(4,399,990)
Net increase (decrease) in shares outstanding before conversion	456,238	7,104,687
Shares converted from SIMPLE Class (See Note 1)	(10,433)	(167,120)
Net increase (decrease)	445,805	$6,937,567
Year ended April 30, 2025:
Shares sold	662,559	$9,358,419
Shares issued to shareholders in reinvestment of distributions	46,881	658,204
Shares redeemed	(201,377)	(2,851,219)
Net increase (decrease) in shares outstanding before conversion	508,063	7,165,404
Shares converted from SIMPLE Class (See Note 1)	(4,580)	(63,356)
Net increase (decrease)	503,483	$7,102,048
NYLI Equity ETF Allocation Fund
Class A	Shares	Amount
Year ended April 30, 2026:
Shares sold	1,527,709	$26,844,631
Shares issued to shareholders in reinvestment of distributions	163,608	2,918,769
Shares redeemed	(886,433)	(15,526,228)
Net increase (decrease) in shares outstanding before conversion	804,884	14,237,172
Shares converted into Class A (See Note 1)	4,442	78,607
Net increase (decrease)	809,326	$14,315,779
Year ended April 30, 2025:
Shares sold	1,603,484	$24,603,423
Shares issued to shareholders in reinvestment of distributions	117,989	1,826,468
Shares redeemed	(1,071,738)	(16,617,334)
Net increase (decrease) in shares outstanding before conversion	649,735	9,812,557
Shares converted into Class A (See Note 1)	5,971	90,540
Net increase (decrease)	655,706	$9,903,097

Class C	Shares	Amount
Year ended April 30, 2026:
Shares sold	1,948	$34,416
Shares issued to shareholders in reinvestment of distributions	196	3,489
Shares redeemed	(1,906)	(32,299)
Net increase (decrease) in shares outstanding before conversion	238	5,606
Shares converted from Class C (See Note 1)	(1,377)	(23,789)
Net increase (decrease)	(1,139)	$(18,183)
Year ended April 30, 2025:
Shares sold	659	$10,088
Shares issued to shareholders in reinvestment of distributions	177	2,722
Shares redeemed	(335)	(5,034)
Net increase (decrease) in shares outstanding before conversion	501	7,776
Shares converted from Class C (See Note 1)	(3,760)	(55,694)
Net increase (decrease)	(3,259)	$(47,918)

Notes to Financial Statements (continued)
Class I	Shares	Amount
Year ended April 30, 2026:
Shares sold	873	$14,238
Shares issued to shareholders in reinvestment of distributions	110	1,959
Shares redeemed	(5,302)	(94,299)
Net increase (decrease)	(4,319)	$(78,102)
Year ended April 30, 2025:
Shares sold	762	$11,892
Shares issued to shareholders in reinvestment of distributions	153	2,357
Shares redeemed	(5,085)	(81,946)
Net increase (decrease)	(4,170)	$(67,697)

Class R3	Shares	Amount
Year ended April 30, 2026:
Shares sold	54,357	$953,202
Shares issued to shareholders in reinvestment of distributions	2,665	47,403
Shares redeemed	(16,301)	(289,282)
Net increase (decrease)	40,721	$711,323
Year ended April 30, 2025:
Shares sold	50,595	$779,898
Shares issued to shareholders in reinvestment of distributions	2,255	34,812
Shares redeemed	(58,437)	(893,329)
Net increase (decrease)	(5,587)	$(78,619)

SIMPLE Class	Shares	Amount
Year ended April 30, 2026:
Shares sold	487,257	$8,476,230
Shares issued to shareholders in reinvestment of distributions	36,431	648,116
Shares redeemed	(222,154)	(3,869,087)
Net increase (decrease) in shares outstanding before conversion	301,534	5,255,259
Shares converted from SIMPLE Class (See Note 1)	(3,180)	(54,818)
Net increase (decrease)	298,354	$5,200,441
Year ended April 30, 2025:
Shares sold	477,388	$7,352,824
Shares issued to shareholders in reinvestment of distributions	23,082	356,346
Shares redeemed	(142,155)	(2,210,672)
Net increase (decrease) in shares outstanding before conversion	358,315	5,498,498
Shares converted from SIMPLE Class (See Note 1)	(2,312)	(34,846)
Net increase (decrease)	356,003	$5,463,652
Note 10–Subsequent Events
In connection with the preparation of the financial statements of the ETF Allocation Funds as of and for the year ended April 30, 2026, events and transactions subsequent to April 30, 2026, through the date the financial statements were issued have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.

46	NYLI ETF Asset Allocation Funds

Report of Independent Registered Public Accounting Firm
To the Shareholders of the Funds and Board of Trustees
New York Life Investments Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of NYLI Conservative ETF Allocation Fund, NYLI Moderate ETF Allocation Fund, NYLI Growth ETF Allocation Fund, and NYLI Equity ETF Allocation Fund (the Funds), four of the funds constituting New York Life Investments Funds Trust, including the portfolios of investments, as of April 30, 2026, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of April 30, 2026, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of April 30, 2026, by correspondence with the custodians, transfer agents, and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more New York Life Investment Management investment companies since 2003.
Philadelphia, Pennsylvania
June 23, 2026

Federal Income Tax Information
(Unaudited)
The ETF Allocation Funds are required under the Internal Revenue Code to advise shareholders in a written statement as to the federal tax status of dividends paid by the ETF Allocation Funds during each fiscal year.
Accordingly, the ETF Allocation Funds paid the following as long term capital gain distributions.
NYLI Conservative ETF Allocation Fund	$0
NYLI Moderate ETF Allocation Fund	650,713
NYLI Growth ETF Allocation Fund	1,369,593
NYLI Equity ETF Allocation Fund	608,820
For the fiscal year ended April 30, 2026, the ETF Allocation Funds designated approximately the following amounts under the Internal Revenue Code as qualified dividend income eligible for reduced tax rates.
QDI$
NYLI Conservative ETF Allocation Fund	$224,141
NYLI Moderate ETF Allocation Fund	1,184,801
NYLI Growth ETF Allocation Fund	1,061,549
NYLI Equity ETF Allocation Fund	1,341,925
The dividends paid by the following ETF Allocation Funds during the fiscal period ended April 30, 2026 which are not designated as capital gain distributions should be multiplied by the following percentages to arrive at the amount eligible for the corporate dividend received deduction.
DRD%
NYLI Conservative ETF Allocation Fund	1.37%
NYLI Moderate ETF Allocation Fund	1.99%
NYLI Growth ETF Allocation Fund	2.69%
NYLI Equity ETF Allocation Fund	5.21%
In February 2027, shareholders will receive an IRS Form 1099-DIV or substitute Form 1099, which will show the federal tax status of the distributions received by shareholders in calendar year 2026. The amounts that will be reported on such 1099-DIV or substitute Form 1099 will be the amounts you are to use on your federal income tax return and will differ from the amounts which we must report for the ETF Allocation Funds' fiscal year ended April 30, 2026.
48	NYLI ETF Asset Allocation Funds

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
At a meeting held on September 30, 2025, the Board approved submitting a proposal to elect four Trustees to the Board (“Proposal”) to shareholders of the Funds at a special meeting held on December 8, 2025 (with any postponements or adjournments, “Special Meeting”).
On or about October 22, 2025, shareholders of record of the Funds as of the close of business on September 26, 2025 were sent a proxy statement containing information regarding the Proposal. The proxy statement also included information about the Special Meeting, at which shareholders of the Funds were asked to consider and approve the Proposal. In addition, the proxy statement included information about voting on the Proposal and options shareholders had to do so.
The Special Meeting was held on December 8, 2025, and the Proposal passed.
The results of the Special Meeting (all Funds and classes thereof voting together) were as follows:
Proposal – Election of Four Trustees to the Board of Trustees
The purpose of this proposal was to elect four Trustees to the Board of Trustees, two of whom currently serve as Trustees of the Trust.
Trustees	Votes For	Votes Against
Naim Abou-Jaoude[1]	3,991,361,696	9,093,032
Karen Hammond	3,993,582,943	6,871,785
Stephanie Lynch	3,993,370,312	7,084,416
Adeel Jivraj	3,991,493,720	8,961,008
1. Interested Trustee
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within each Allocation Fund’s Financial Statements.

Statement Regarding Basis for Approval of Investment Advisory Agreement
The continuation of the Management Agreement with respect to each series (“Fund”) of The New York Life Investments Funds and New York Life Investments Funds Trust (together, “Trust”) and New York Life Investment Management LLC (“New York Life Investments”) and each of the Subadvisory Agreements between New York Life Investments and each of Candriam, CBRE Investment Management Listed Real Assets LLC, Cushing Asset Management, LP, Epoch Investment Partners, Inc., Fiera Capital Inc., MacKay Shields LLC, NYL Investors LLC, PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC (together, “Subadvisors”)1 with respect to the applicable Fund(s) (together, “Advisory Agreements”) is subject to annual review and approval by the Boards of Trustees of the Trust (together, “Board”) in accordance with Section 15 of the Investment Company Act of 1940, as amended (“1940 Act”). At its December 9-10, 2025 meeting, the Board, including the Trustees who are not an “interested person” (as such term is defined in the 1940 Act) of the Trust (“Independent Trustees”) voting separately, unanimously approved the continuation of each of the Advisory Agreements for each applicable Fund for a one-year period.
In reaching the decision to approve the continuation of each of the Advisory Agreements, the Board considered information and materials furnished by New York Life Investments and each Subadvisor in connection with an annual contract review process undertaken by the Board that took place at meetings of the Board and its Contracts Committee from September 2025 through December 2025, including information and materials furnished by New York Life Investments and each Subadvisor in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees, which encompassed a variety of topics, including those summarized below.  Information and materials requested by and furnished to the Board for consideration in connection with the contract review process included, among other items, reports on each Fund and “peer funds” prepared by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and, with respect to each other Fund, by Institutional Shareholder Services Inc. (“ISS”), an independent third-party service provider engaged by the Board to report objectively on each such Fund’s investment performance, management fee and total expenses.  The Board also considered information on the fees charged to other investment advisory clients of New York Life Investments and/or each applicable Subadvisor that follow investment strategies similar to those of each Fund, if any, and, when applicable, the rationale for differences in each Fund’s management and subadvisory fees, as applicable, and the fees charged to those other investment advisory clients.  In addition, the Board considered information regarding the legal standards and fiduciary obligations applicable to its consideration of the continuation of each of the Advisory Agreements. The contract review process, including the structure and format for information and materials provided to the Board, has been developed in consultation with the Board. The Independent Trustees also met in executive sessions with their independent legal counsel and, for portions thereof, with senior management of New York Life Investments.
The Board’s deliberations with respect to the continuation of each of the Advisory Agreements reflect a year-long process, and the Board also took into account, as deemed relevant and appropriate by the Trustees, information furnished to the Board and its Committees throughout the year, including, among other items, reports on investment performance of each Fund and investment-related matters as well as presentations from New York Life Investments and, generally annually, personnel of each Subadvisor.  In addition, the Board took into account other information provided by New York Life Investments throughout the year, including, among other items, periodic reports on legal and compliance matters, risk management, portfolio turnover, brokerage commissions and non-advisory services provided to each Fund by New York Life Investments, as deemed relevant and appropriate by the Trustees.
In addition, the Board received information in connection with its June 2025 meeting provided specifically in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees regarding each Fund’s distribution arrangements. In addition, the Board received information regarding each Fund’s asset levels, share purchase and redemption activity and the payment of Rule 12b-1 and/or certain other fees by the applicable share class(es) of each applicable Fund, among other information.
In considering the continuation of each of the Advisory Agreements, the Trustees reviewed and evaluated the information and factors they believed to reasonably be necessary and appropriate in light of legal advice furnished to them by independent legal counsel to the Independent Trustees and through the exercise of their own business judgment.  Although individual Trustees may have weighed certain factors or information differently and the Board did not consider any single factor or information controlling in reaching its decision, the factors that figured prominently in the Board’s consideration of the continuation of each of the Advisory Agreements with respect to each applicable Fund are summarized in more detail below and include, among other factors: (i) the nature, extent and quality of the services provided to the Fund by New York Life Investments and the Subadvisor(s), if applicable; (ii) the qualifications of the portfolio manager(s) of the Fund and the historical investment performance of the Fund, New York Life Investments and, if applicable, the Subadvisor(s); (iii) the costs of the services provided, and profits realized, by New York Life Investments and the Subadvisor(s), if applicable, with respect to their relationships with the Fund; (iv) the extent to which economies of scale have been realized or may be realized if the Fund grows and the extent to which any economies of scale have been shared, have benefited or may benefit the Fund’s shareholders; and (v) the reasonableness of the Fund’s management and, if applicable, subadvisory fees and total ordinary operating expenses.  Although the Board recognized that comparisons between each Fund’s fees and

50

expenses and those of other funds are imprecise given different terms of agreements, variations in fund strategies and other factors, the Board considered the reasonableness of each Fund’s management fee and total ordinary operating expenses as compared to peer funds identified by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and by ISS with respect to each other Fund. Throughout their considerations, the Trustees acknowledged the commitment of New York Life Investments and its affiliates to serve the New York Life Investments Group of Funds, as well as their capacity, experience, resources, financial stability and reputations. The Trustees also acknowledged the entrepreneurial and other risks assumed by New York Life Investments in sponsoring and managing each Fund.  With respect to the Subadvisory Agreements, the Board took into account New York Life Investments’ recommendation to approve the continuation of each of the Subadvisory Agreements.
The Trustees noted that, throughout the year, the Trustees are afforded an opportunity to ask questions of, and request additional information or materials from, New York Life Investments and each Subadvisor. The Board’s decision with respect to each of the Advisory Agreements may have also been based, in part, on the Board’s knowledge of New York Life Investments and each Subadvisor resulting from, among other things, the Board’s consideration of each of the Advisory Agreements in prior years, the advisory agreements for other funds in the New York Life Investments Group of Funds, the Board’s review throughout the year of the performance and operations of other funds in the New York Life Investments Group of Funds and each Trustee’s business judgment and industry experience. In addition to considering the above-referenced factors, the Board observed that in the marketplace there are a range of investment options available to investors and that each Fund’s shareholders, having had the opportunity to consider other investment options, have invested in the Fund.
The factors that figured prominently in the Board’s decision to approve the continuation of each of the Advisory Agreements during the Board’s December 9-10, 2025 meeting are summarized in more detail below.  The Board considered on a Fund-by-Fund basis the factors and information deemed relevant and appropriate by the Trustees to evaluate the continuation of each of the Advisory Agreements, and the Board’s decision was made separately with respect to each Fund.
Nature, Extent and Quality of Services Provided by New York Life Investments and the Subadvisors
The Board examined the nature, extent and quality of the services that New York Life Investments provides to each Fund.  The Board evaluated New York Life Investments’ experience and capabilities in serving as manager of each Fund and considered that each Fund with one or more Subadvisors operates in a “manager-of-managers” structure.  The Board also considered New York Life Investments’ responsibilities and services provided pursuant to this structure, including overseeing the services provided by each Subadvisor, evaluating the performance of each Subadvisor, making recommendations to the Board as to whether each Subadvisory Agreement should be renewed, modified or terminated and periodically reporting to the Board regarding the results of New York Life Investments’ evaluation and monitoring functions.  The Board noted that New York Life Investments manages other mutual funds, serves a variety of other investment advisory clients, including other pooled investment vehicles, and has experience overseeing mutual fund service providers, including subadvisors.  The Board considered the experience of senior personnel at New York Life Investments providing management and administrative and other non-advisory services to each Fund.  The Board observed that New York Life Investments devotes significant resources and time to providing management and administrative and other non-advisory services to each Fund, including, for Funds with one or more Subadvisors, New York Life Investments’ oversight and due diligence reviews of each Subadvisor and ongoing analysis of, and interactions with, each Subadvisor with respect to, among other things, the applicable Fund’s or Funds’ investment performance as well as each Subadvisor’s investment capabilities and subadvisory services with respect to the applicable Fund(s).
The Board also considered the range of services that New York Life Investments provides to each Fund under the terms of the Management Agreement, including: (i) fund accounting and ongoing supervisory services provided by New York Life Investments’ Fund Administration and Accounting Group; (ii) investment supervisory and analytical services provided by New York Life Investments’ Investment Consulting Group; (iii) compliance services provided by the Trust’s Chief Compliance Officer as well as New York Life Investments’ compliance department, including implementation of the Trust’s compliance program; (iv) legal services provided by New York Life Investments’ Office of the General Counsel; and (v) risk management monitoring and analysis by risk management personnel.  In addition, the Board considered New York Life Investments’ willingness to invest in personnel and other resources, such as cyber security, information security and business continuity planning, that may benefit each Fund and noted that New York Life Investments is responsible for compensating the Trust’s officers, except for a portion of the salary of the Trust’s Chief Compliance Officer.  The Board recognized that New York Life Investments provides certain other non-advisory services to each Fund and has over time provided an increasingly broad array of non-advisory services to the New York Life Investments Group of Funds as a result of regulatory and other developments.
The Board also examined the range, and the nature, extent and quality, of the investment advisory services that New York Life Investments and each Subadvisor provides to the applicable Fund(s) and considered the terms of each of the Advisory Agreements.  The Board evaluated New York Life Investments’ and each Subadvisor’s experience and performance in serving as investment adviser or subadvisor, respectively, to the applicable Fund(s) and advising other portfolios and New York Life Investments’ and each Subadvisor’s track record and experience in providing investment advisory services as well as the experience of investment advisory and other senior personnel at New York Life Investments and each Subadvisor.  The Board considered New York Life Investments’ and each Subadvisor’s overall resources, legal and compliance environment, capabilities, reputation, financial condition and history.  In addition to information provided in connection with quarterly meetings with the Trust’s Chief Compliance Officer, the Board considered information regarding the compliance policies and procedures of New York Life Investments and each Subadvisor.  The Board also considered New York Life Investments’ and each Subadvisor’s ability to recruit and retain qualified investment professionals and willingness to invest in personnel and other resources that may benefit the applicable Fund(s).  In this regard, the Board considered the qualifications and experience of each Fund’s portfolio manager(s), the number of accounts managed by the portfolio manager(s) and the method for compensating the portfolio manager(s).
Because the NYLI Conservative Allocation Fund, NYLI Moderate Allocation Fund, NYLI Growth Allocation Fund and NYLI Equity Allocation Fund (together, the “Allocation Funds”) invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board considered information from New York Life Investments regarding New York Life Investments’ investment rationale and process for the allocation among and selection of the underlying funds in which the Allocation Funds invest.
Because the NYLI Conservative ETF Allocation Fund, NYLI Moderate ETF Allocation Fund, NYLI Growth ETF Allocation Fund and NYLI Equity ETF Allocation Fund (together, the “ETF Allocation Funds”) invest substantially all their assets in exchange-traded funds (“ETFs”), the Board considered information from New York Life Investments regarding New York Life Investments’ investment rationale and process for the allocation among and selection of the underlying ETFs in which the ETF Allocation Funds invest.
In addition, the Board considered information provided by New York Life Investments and each Subadvisor regarding their respective business continuity and disaster recovery plans.
Based on these considerations, among others, the Board concluded that each Fund would likely continue to benefit from the nature, extent and quality of these services.
Investment Performance
Funds except the NYLI U.S. Government Liquidity Fund
In evaluating each Fund’s investment performance, the Board considered investment performance results over various periods in light of each Fund’s investment objective and strategies. The Board considered investment reports on, and analysis of, each Fund’s performance provided to the Board throughout the year, including each Fund’s investment performance compared to each Fund’s relevant benchmark(s). With respect to the NYLI S&P 500 Index Fund, the Board also considered information regarding the Fund’s tracking error relative to its benchmark. The Board also considered information provided by ISS showing the investment performance of each Fund as compared to a group of peer funds.
The Board also took into account its discussions with senior management at New York Life Investments concerning each Fund’s investment performance over various periods as well as discussions between a representative(s) of each Subadvisor and the members of the Board’s Investment Committee, which generally occur on an annual basis.  The Board also took into account the following considerations with respect to certain Funds:
1. In considering the investment performance of the NYLI Balanced Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the five-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments, NYL Investors LLC and Wellington Management Company LLP regarding the Fund’s investment performance.
2. In considering the investment performance of the NYLI Candriam Emerging Markets Equity Fund, the Board noted that the Fund underperformed its peer funds for the three- and five-year periods ended July 31, 2025, and performed in line with its peer funds for the one-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Candriam regarding the Fund’s investment performance.
3. In considering the investment performance of the NYLI CBRE Global Infrastructure Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and five-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and CBRE Investment Management Listed Real Assets LLC regarding the Fund’s investment performance.
4. In considering the investment performance of the NYLI CBRE Real Estate Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the five-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and CBRE Investment Management Listed Real Assets LLC regarding the Fund’s investment performance.
5. In considering the investment performance of the NYLI Conservative Allocation Fund, the Board noted that the Fund underperformed its peer funds for the one- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the three- and five-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments regarding the Fund’s investment performance.
6. In considering the investment performance of the NYLI Epoch Capital Growth Fund, the Board noted that the Fund underperformed its peer funds for the one-year period ended July 31, 2025, performed in line with its peer funds for the three-year period ended July 31, 2025, and performed favorably relative to its peer funds for the five-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Epoch Investment Partners, Inc. regarding the Fund’s investment performance.
7. In considering the investment performance of the NYLI Epoch International Choice Fund, the Board noted that the Fund underperformed
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its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Epoch Investment Partners, Inc. regarding the Fund’s investment performance.
8. In considering the investment performance of the NYLI Equity Allocation Fund, the Board noted that the Fund underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments regarding the Fund’s investment performance.
9. In considering the investment performance of the NYLI Fiera SMID Growth Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, and performed in line with its peer funds for the five-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Fiera Capital Inc. regarding the Fund’s investment performance.
10. In considering the investment performance of the NYLI Growth Allocation Fund, the Board noted that the Fund underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments regarding the Fund’s investment performance.
11. In considering the investment performance of the NYLI MacKay High Yield Corporate Bond Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, performed in line with its peer funds for the five-year period ended July 31, 2025, and performed favorably relative to its peer funds for the ten-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Fund’s investment performance.
12. In considering the investment performance of the NYLI MacKay High Yield Muni Bond Fund, the Board noted that the Fund underperformed its peer funds for the one-year period ended July 31, 2025, performed in line with its peer funds for the five-year period ended July 31, 2025, and performed favorably relative to its peer funds for the three- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Fund’s investment performance.
13. In considering the investment performance of the NYLI MacKay Short Duration High Income Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, performed in line with its peer funds for the five- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Fund’s investment performance.
14. In considering the investment performance of the NYLI Moderate Allocation Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and five-year periods ended July 31, 2025, and performed in line with its peer funds for the ten-year period ended
July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments regarding the Fund’s investment performance.
15. In considering the investment performance of the NYLI PineStone International Equity Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, and performed favorably relative to its peer funds for the five-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Fund’s investment performance.
16. In considering the investment performance of the NYLI PineStone Global Equity Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, and performed in line with its peer funds for the five-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Fund’s investment performance.
17. In considering the investment performance of the NYLI PineStone U.S. Equity Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and five-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Fund’s investment performance.
18. In considering the investment performance of the NYLI Short Term Bond Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and five-year periods ended July 31, 2025, and performed in line with its peer funds for the ten-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and NYL Investors LLC regarding the Fund’s investment performance.
19. In considering the investment performance of the NYLI WMC Enduring Capital Fund, the Board noted that the Fund underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
20. In considering the investment performance of the NYLI WMC Growth Fund, the Board noted that the Fund underperformed its peer funds for the five- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the one- and three-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
21. In considering the investment performance of the NYLI WMC International Research Equity Fund, the Board noted that the Fund underperformed its peer funds for the five- and ten-year periods ended July 31, 2025, and performed favorably relative to its peer funds for the one- and three-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and

Wellington Management Company LLP regarding the Fund’s investment performance.
22. In considering the investment performance of the NYLI WMC Small Companies Fund, the Board noted that the Fund underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the one-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
23. In considering the investment performance of the NYLI WMC Value Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, performed in line with its peer fund for the five-year period ended July 31, 2025, and performed favorably relative to its peer funds for the ten-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
With respect to the Funds listed above, the Board considered that reports on the investment performance of such Funds and information on investment-related matters are provided to the Board and its Committees throughout the year and will continue to be provided to the Board and its Committees. Additionally, the Board concluded that such Funds’ performance is being monitored appropriately by New York Life Investments.
Based on these considerations, among others, the Board concluded that its review of each Fund’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
NYLI U.S. Government Liquidity Fund
In evaluating the NYLI U.S. Government Liquidity Fund’s investment performance, the Board considered investment performance results over various periods in light of the Fund’s investment objective and strategies.  The Board also considered performance information relating to the New York Life Investments money market fund strategies subadvised by NYL Investors LLC and the average performance of a group of peer funds.
Based on these considerations, among others, the Board concluded that its review of the Fund’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
Costs of the Services Provided, and Profits and Other Benefits Realized, by New York Life Investments and the Subadvisors
Funds with Affiliated Subadvisors
The Board considered the costs of the services provided under each applicable Advisory Agreement.  The Board also considered the profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s)
as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  Because each Affiliated Subadvisor is an affiliate of New York Life Investments whose subadvisory fee is paid by New York Life Investments, not the applicable Fund(s), the Board considered cost and profitability information for New York Life Investments and each Affiliated Subadvisor in the aggregate.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Affiliated Subadvisor under each applicable Advisory Agreement, and profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’, including each Affiliated Subadvisor’s, continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Fund(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Fund(s).  The Board also considered the financial resources of New York Life Investments and each Affiliated Subadvisor and acknowledged that New York Life Investments and each Affiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Affiliated Subadvisor to continue to provide high-quality services to the applicable Fund(s).  The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board noted it had recently engaged an independent third-party consultant to review New York Life Investments’ methods used to allocate costs among the funds in the New York Life Investments Group of Funds.  The Board considered that the independent consultant had concluded that New York Life Investments’ cost allocation methodologies for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds are reasonable and appropriate and the Board noted that New York Life Investments used the same method of calculating profit and allocating costs (along with certain enhancements recommended by the independent consultant) since the independent consultant’s review.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were
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reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s), including reputational and other indirect benefits, as well as additional revenue that may be generated by New York Life Investments and an Affiliated Subadvisor as a result of other funds in the New York Life Investments Group of Funds choosing to invest uninvested cash in the NYLI U.S. Government Liquidity Fund rather than investment options outside of the New York Life Investments Group of Funds. The Board recognized, for example, the benefits to certain Affiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Affiliated Subadvisor in exchange for commissions paid by the applicable Fund(s) with respect to trades in such Fund(s)’s portfolio securities. In addition, except with respect to the NYLI U.S. Government Liquidity Fund and the NYLI Money Market Fund, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund, New York Life Investments’ affiliates also earn revenues from serving each Fund in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s) were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s) are reasonable and other expected benefits that may accrue to each Affiliated Subadvisor and its affiliates are consistent with those expected for a subadvisor to a mutual fund.
Funds with one or more Unaffiliated Subadvisors
The Board considered the costs of the services provided under each applicable Advisory Agreement.  The Board also considered the profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Fund(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  With respect to the profitability of each Unaffiliated Subadvisor’s relationship with the applicable Fund(s), the Board considered information from New York Life Investments that each Unaffiliated Subadvisor’s subadvisory fee reflected an arm’s-length negotiation and that this fee is paid by New York Life Investments, not the applicable Fund(s), and the relevance of each Unaffiliated Subadvisor’s profitability was considered by the Trustees in that context.  On this basis, the Board primarily considered the costs and profitability for New York Life Investments and its affiliates with respect to the applicable Fund(s).
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Unaffiliated Subadvisor under each applicable Advisory Agreement, and profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Fund(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’ and each Unaffiliated Subadvisor’s continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Fund(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Fund(s). The Board also considered the financial resources of New York Life Investments and each Unaffiliated Subadvisor and acknowledged that New York Life Investments and each Unaffiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Unaffiliated Subadvisor to continue to provide high-quality services to the applicable Fund(s). The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board noted it had recently engaged an independent third-party consultant to review New York Life Investments’ methods used to allocate costs among the funds in the New York Life Investments Group of Funds.  The Board considered that the independent consultant had concluded that New York Life Investments’ cost allocation methodologies for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds are reasonable and appropriate and the Board noted that New York Life Investments used the same method of calculating profit and allocating costs since the independent consultant’s review (along with certain enhancements recommended by the independent consultant).  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates and each Unaffiliated Subadvisor and its affiliates due to their relationships with the applicable Fund(s), including reputational and other indirect benefits.  The Board recognized, for example, the benefits to certain Unaffiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Unaffiliated Subadvisor in exchange for commissions paid by the applicable Fund(s) with respect to trades in such Fund(s)’s portfolio securities.  In this regard, the Board also requested and considered information from New York Life Investments concerning other material business relationships between each Unaffiliated Subadvisor and its affiliates and New York Life Investments and its affiliates.  The Board further considered the existence of a strategic partnership between New York Life Investments and each of CBRE Investment Management Listed Real Assets LLC, Epoch Investment Partners, Inc., Fiera Capital Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC that relates to certain current and future products and represents a potential conflict of interest associated with New York Life Investments’ recommendation to approve the continuation of the applicable Subadvisory Agreements.  In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund, New York Life Investments’ affiliates also earn revenues from serving each Fund in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with the applicable Fund(s) were not excessive, other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with the applicable Fund(s) are reasonable and other expected benefits that may accrue to each Unaffiliated Subadvisor and its affiliates are consistent with those expected for a subadvisor to a mutual fund.  With respect to each Unaffiliated Subadvisor, the Board considered that any profits realized by such Unaffiliated Subadvisor due to its relationship with the applicable Fund(s) are the result of arm’s-length negotiations between New York Life Investments and such Unaffiliated Subadvisor, acknowledging that any such profits are based on the subadvisory fee paid to such Unaffiliated Subadvisor by New York Life Investments, not the applicable Fund(s).
Allocation Funds, ETF Allocation Funds and NYLI S&P 500 Index Fund
The Board considered the costs of the services provided under the Management Agreement.  The Board also considered the profitability of New York Life Investments and its affiliates due to their relationships with each Fund as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments under the Management Agreement, and profitability of New York Life Investments and its affiliates due to their relationships with each Fund, the Board considered, among other factors, New York Life Investments’ and its affiliates’ continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of each Fund.  The Board also considered the financial resources of New York Life Investments and acknowledged that New York Life Investments must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments to continue to provide high-quality services to each Fund.  The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
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The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board noted it had recently engaged an independent third-party consultant to review New York Life Investments’ methods used to allocate costs among the funds in the New York Life Investments Group of Funds.  The Board considered that the independent consultant had concluded that New York Life Investments’ cost allocation methodologies for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds are reasonable and appropriate and the Board noted that New York Life Investments used the same method of calculating profit and allocating costs since the independent consultant’s review (along with certain enhancements recommended by the independent consultant).  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates due to their relationships with each Fund, including reputational and other indirect benefits. In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund (other than the Allocation Funds), New York Life Investments’ affiliates also earn revenues from serving each Fund in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
The Board noted that the Allocation Funds do not pay a management fee for the allocation and other management services provided by New York Life Investments under the Management Agreement but that shareholders of the Allocation Funds indirectly pay their pro rata share of the fees and expenses of the underlying funds in which the Allocation Funds invest.  The Board considered that the Allocation Funds’ investments in underlying funds managed by New York Life Investments or its affiliates indirectly benefit New York Life Investments or its affiliates.  The Board noted that it considers the profits realized by New York Life Investments and its affiliates with respect to the underlying mutual funds managed by New York Life Investments as part of the annual contract review process for those funds.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with each Fund were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with each Fund are reasonable.
Management and Subadvisory Fees and Total Ordinary Operating Expenses
The Board evaluated the reasonableness of the fee paid under each applicable Advisory Agreement and each Fund’s total ordinary operating expenses.  With respect to the management fee and subadvisory fee for each Fund with one or more Subadvisors, the Board primarily considered the reasonableness of the management fee paid by the Fund to New York Life Investments because the subadvisory fee paid to each Subadvisor is paid by New York Life Investments, not the Fund.  The Board also considered the reasonableness of the subadvisory fee paid by New York Life Investments and the amount of the management fee retained by New York Life Investments with respect to each Fund with one or more Subadvisors.
In assessing the reasonableness of each Fund’s fees and expenses, the Board primarily considered comparative data provided by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and by ISS with respect to each other Fund on the fees and expenses of similar mutual funds managed by other investment advisers. With respect to the NYLI U.S. Government Liquidity Fund, the Board considered New York Life Investments’ previous statement that some similar funds managed by other investment advisers are not charged a management fee. In addition, the Board considered information provided by New York Life Investments and each Subadvisor on fees charged to other investment advisory clients, including institutional separate accounts and/or other funds, that follow investment strategies similar to those of the applicable Fund(s), if any.  The Board considered the contractual management fee schedule for each Fund as compared to those for such other investment advisory clients, taking into account the rationale for differences in fee schedules.  The Board also took into account information provided by New York Life Investments about the more extensive scope of services provided to registered investment companies, such as each Fund, as compared with other investment advisory clients.  Additionally, the Board considered the impact of contractual breakpoints, voluntary waivers and/or expense limitation arrangements, as applicable, on each Fund’s net management fee and expenses.  The Board also considered that in proposing fees for each Fund, New York Life Investments considers the competitive marketplace for mutual funds.
The Board took into account information from New York Life Investments, as provided in connection with the Board’s June 2025 meeting, regarding the reasonableness of the Funds’ transfer agent fee schedule, including industry data that supports a conclusion that the fees that NYLIM Service Company LLC, an affiliate of New York Life Investments and each Fund’s transfer agent, charges each Fund are within the range of fees charged by transfer agents to other mutual funds.  In addition, the Board considered NYLIM Service Company LLC’s profitability in connection with the transfer agent services it provides to each Fund.  The Board also took into account information provided by NYLIM Service Company LLC regarding the sub-transfer agency payments it made to intermediaries in connection with the provision of sub-transfer agency services to each Fund.
The Board considered the extent to which transfer agent fees contributed to the total expenses of each Fund.  The Board acknowledged the role that the New York Life Investments Group of Funds historically has played in serving the investment needs of New York Life Insurance Company customers, who often maintain smaller account balances than other shareholders of funds, and the impact of small accounts on the expense ratios of Fund share classes.  The Board also recognized measures that it and New York Life Investments have taken that are intended to mitigate the effect of small accounts on the expense ratios of Fund share classes, including through the imposition of an expense limitation on net transfer agency expenses.  The Board also considered that NYLIM Service Company LLC had waived its contractual cost of living adjustments during certain years.
The Board also took into account the following considerations with respect to certain Funds:
1. With respect to the NYLI Cushing MLP Premier Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
2. With respect to the NYLI Floating Rate Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
3. With respect to the NYLI MacKay High Yield Muni Bond Fund, the Board considered its discussions with representatives from New York Life Investments regarding the contractual and net management fees paid by the Fund.
4. With respect to the NYLI MacKay Short Duration High Income Fund, the Board considered its discussions with representatives from New York Life Investments regarding the total net expenses paid by the Fund. The Board also considered that New York Life Investments proposed adding a management fee breakpoint for the Fund, effective February 28, 2026.
5. With respect to the NYLI MacKay U.S. Infrastructure Bond Fund, the Board considered its discussions with representatives from New York Life Investments regarding contractual and net management fees and the total net expenses paid by the Fund. The Board also considered that New York Life Investments proposed adding an additional management fee breakpoint for the Fund, effective February 28, 2026.
6. With respect to the NYLI Money Market Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
7. With respect to the NYLI MacKay Strategic Bond Fund, the Board considered that New York Life Investments proposed lowering the expense limitation for Class I shares of the Fund, effective February 28, 2026.
8. With respect to the NYLI MacKay High Yield Corporate Bond Fund, NYLI Income Builder Fund and NYLI MacKay Tax Free Bond Fund, the Board considered that New York Life Investments agreed to a phased reduction of a portion of its management fee, effective January 1, 2026.
Because the Allocation Funds do not pay a management fee to New York Life Investments, the Board considered the reasonableness of fees and expenses the Allocation Funds indirectly pay by investing in underlying funds that charge a management fee.  The Board considered New York Life Investments’ process for monitoring and addressing potential conflicts of interest in the selection of underlying funds for the Asset Allocation Funds.  Additionally, because the Allocation Funds invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the Allocation Funds’ investments in other funds, including New York Life Investments’ finding that the applicable Allocation Fund’s fees and expenses do not duplicate the fees and expenses of the corresponding acquired fund (when required by Rule 12d1-4 under the 1940 Act).
Because the ETF Allocation Funds invest substantially all their assets in ETFs, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the ETF Allocation Funds’ investments in ETFs, including New York Life Investments’ finding that the ETF Allocation Funds’ fees and expenses do not duplicate the fees and expenses of the corresponding acquired ETF (when required by Rule 12d1-4 under the 1940 Act).
The Board further noted that, in certain prior years, New York Life Investments had provided support to the NYLI U.S. Government Liquidity Fund and the NYLI Money Market Fund in the form of voluntary waivers and/or reimbursements of fees and expenses in order to maintain a positive yield.
Based on the factors outlined above, among other considerations, the Board concluded that each Fund’s management fee and total ordinary operating expenses are within a range that is competitive and support a conclusion that these fees and expenses are reasonable.
Economies of Scale
The Board considered information regarding economies of scale, including whether economies of scale may exist with respect to each
58

Fund and whether each Fund’s management fee and expense structure permits economies of scale, if any, to be appropriately shared with each Fund’s shareholders.  The Board also considered a report from New York Life Investments, previously prepared at the request of the Board, that addressed economies of scale, including with respect to the mutual fund business generally, and the various ways in which the benefits of economies of scale may be shared with the funds in the New York Life Investments Group of Funds.  Although the Board recognized the difficulty of determining economies of scale with precision, the Board acknowledged that economies of scale may be shared with each Fund in a number of ways, including, for example, through the imposition of fee breakpoints or expense limitation arrangements, initially setting management fee rates at scale or making additional investments to enhance the services provided to each Fund.  The Board reviewed information from New York Life Investments showing how each Fund’s management fee schedule compared to fee schedules of other funds and accounts managed by New York Life Investments.  The Board also reviewed information from ISS for each Fund other than the NYLI U.S. Government Liquidity Fund showing how each Fund’s management fee schedule compared with fees paid for similar services by peer funds at varying asset levels.  The Board noted that the Allocation Funds do not pay a management fee and that the Board separately considers economies of scale as part of its review of the management agreements of underlying mutual funds managed by New York Life Investments in which the Allocation Funds invest and the benefit of any breakpoints in the management fee schedules for the mutual funds managed by New York Life Investments would pass through to shareholders of the
Allocation Funds at the specified levels of assets of underlying mutual funds managed by New York Life Investments.
Based on this information, the Board concluded that economies of scale, if any, are appropriately shared for the benefit of each Fund’s shareholders through the Fund’s management fee and expense structure and other methods to share benefits from economies of scale.
Conclusion
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Trustees, and the evaluation thereof on a Fund-by-Fund basis, the Board, including the Independent Trustees voting separately, unanimously voted to approve the continuation of each of the Advisory Agreements for each applicable Fund.
1    Candriam, MacKay Shields LLC and NYL Investors LLC are referred to herein as the “Affiliated Subadvisors.” CBRE Investment Management Listed Real Assets LLC, Cushing Asset Management, LP, Epoch Investment Partners, Inc., Fiera Capital Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC are referred to herein as the “Unaffiliated Subadvisors.”
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.

NYLI CBRE Global Infrastructure Fund

Annual Report - Financial Statements and Other Information
April 30, 2026

Portfolio of Investments April 30, 2026†^
	Shares	Value
Common Stocks 98.6%
Australia 1.3%
Atlas Arteria Ltd. (Transportation)	3,600,025	$ 12,440,823
Transurban Group (Transportation)	916,700	9,239,694
		21,680,517
Belgium 0.6%
Elia Group SA/NV (Utilities)	66,842	11,092,705
Canada 12.1%
Canadian National Railway Co. (Transportation)	679,999	76,377,553
Canadian Pacific Kansas City Ltd. (Transportation)	448,720	39,026,599
Enbridge, Inc. (Midstream / Pipelines)	1,359,454	75,401,233
TC Energy Corp. (Midstream / Pipelines)	237,156	15,901,769
		206,707,154
France 3.3%
Vinci SA (Transportation)	375,612	56,647,557
Germany 3.2%
E.ON SE (Utilities)	2,456,659	54,464,740
Italy 1.3%
Infrastrutture Wireless Italiane SpA (Communications) (a)	215,516	1,827,494
Italgas SpA (Utilities)	1,642,558	19,836,941
		21,664,435
Japan 3.0%
East Japan Railway Co. (Transportation)	492,900	10,666,828
Kansai Electric Power Co., Inc. (The) (Utilities)	930,300	14,888,484
Kyushu Electric Power Co., Inc. (Utilities)	981,200	10,585,716
West Japan Railway Co. (Transportation)	875,126	15,827,787
		51,968,815
Mexico 2.6%
Grupo Aeroportuario del Centro Norte SAB de CV, Class B (Transportation)	1,717,688	22,795,982
Grupo Aeroportuario del Pacifico SAB de CV, Class B (Transportation) (a)	874,988	21,949,709
		44,745,691
	Shares	Value

Netherlands 3.6%
Ferrovial SE (Transportation)	899,620	$ 61,703,232
New Zealand 2.0%
Auckland International Airport Ltd. (Transportation)	4,163,999	20,294,030
Infratil Ltd. (Diversified)	1,936,095	14,262,539
		34,556,569
Spain 3.1%
Aena SME SA (Transportation) (a)	1,143,779	31,197,288
Cellnex Telecom SA (Communications)	662,024	22,237,296
		53,434,584
United Kingdom 6.6%
National Grid plc (Utilities)	766,999	13,695,351
Pennon Group plc (Utilities)	1,257,101	9,399,748
Severn Trent plc (Utilities)	584,952	26,020,372
SSE plc (Utilities)	1,784,057	64,114,383
		113,229,854
United States 55.9%
AES Corp. (The) (Utilities)	961,568	13,894,658
American Electric Power Co., Inc. (Utilities)	461,923	63,334,262
American Tower Corp. (Communications)	273,179	49,912,535
American Water Works Co., Inc. (Utilities)	88,764	11,399,073
Atmos Energy Corp. (Utilities)	366,875	69,698,912
California Water Service Group (Utilities)	229,284	9,684,956
Cheniere Energy, Inc. (Midstream / Pipelines)	153,978	42,336,251
Chesapeake Utilities Corp. (Utilities)	95,016	11,983,418
CMS Energy Corp. (Utilities)	549,469	42,166,251
Constellation Energy Corp. (Utilities)	136,656	42,773,328
Entergy Corp. (Utilities)	74,083	8,735,126
Equinix, Inc. (Communications)	30,812	33,364,158
Evergy, Inc. (Utilities)	620,471	51,399,818
OGE Energy Corp. (Utilities)	701,493	34,232,858
ONE Gas, Inc. (Utilities)	134,430	11,993,845
ONEOK, Inc. (Midstream / Pipelines)	185,160	17,119,894
PG&E Corp. (Utilities)	2,549,966	42,380,435
PPL Corp. (Utilities)	1,738,007	65,070,982
Public Service Enterprise Group, Inc. (Utilities)	480,033	39,199,495
Southern Co. (The) (Utilities)	605,381	58,540,343
Targa Resources Corp. (Midstream / Pipelines)	187,427	48,746,014
Union Pacific Corp. (Transportation)	56,523	15,231,818

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments April 30, 2026†^ (continued)
	Shares	Value
Common Stocks (continued)
United States (continued)
WEC Energy Group, Inc. (Utilities)	579,909	$ 68,394,467
Williams Cos., Inc. (The) (Midstream / Pipelines)	379,802	28,982,691
Xcel Energy, Inc. (Utilities)	926,418	76,846,373
		957,421,961
Total Common Stocks (Cost $1,493,257,112)		1,689,317,814
Short-Term Investments 2.7%
Affiliated Investment Company 1.8%
United States 1.8%
NYLI U.S. Government Liquidity Fund, 3.536% (b)	30,541,450	30,541,450
Unaffiliated Investment Companies 0.9%
United States 0.9%
Fidelity Government Portfolio, 3.625% (b)(c)	2,000,000	2,000,000
Invesco Government & Agency Portfolio, 3.659% (b)(c)	13,211,612	13,211,612
Total Short-Term Investments (Cost $45,753,062)		45,753,062
Total Investments (Cost $1,539,010,174)	101.3%	1,735,070,876
Other Assets, Less Liabilities	(1.3)	(22,260,792)
Net Assets	100.0%	$ 1,712,810,084

†	Percentages indicated are based on Fund net assets.
^	Industry and country classifications may be different than those used for compliance monitoring purposes.
(a)	All or a portion of this security was held on loan. As of April 30, 2026, the aggregate market value of securities on loan was $14,736,151. The Fund received cash collateral with a value of $15,211,612. (See Note 2(J))
(b)	Current yield as of April 30, 2026.
(c)	Represents a security purchased with cash collateral received for securities on loan.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI CBRE Global Infrastructure Fund

Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the year ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Year	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Year	Dividend Income	Other Distributions	Shares End of Year
NYLI U.S. Government Liquidity Fund	$ 16,299	$ 455,441	$ (441,199)	$ —	$ —	$ 30,541	$ 835	$ —	30,541

The following is a summary of the fair valuations according to the inputs used as of April 30, 2026, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 1,689,317,814	$ —	$ —	$ 1,689,317,814
Short-Term Investments
Affiliated Investment Company	30,541,450	—	—	30,541,450
Unaffiliated Investment Companies	15,211,612	—	—	15,211,612
Total Short-Term Investments	45,753,062	—	—	45,753,062
Total Investments in Securities	$ 1,735,070,876	$ —	$ —	$ 1,735,070,876

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
The table below sets forth the diversification of the Fund’s investments by sector.
Sector Diversification
	Value	Percent †^
Utilities	$945,827,040	55.3%
Transportation	393,398,900	23.0
Midstream / Pipelines	228,487,852	13.3
Communications	107,341,483	6.2
Diversified	14,262,539	0.8
	1,689,317,814	98.6
Short-Term Investments	45,753,062	2.7
Other Assets, Less Liabilities	(22,260,792)	(1.3)
Net Assets	$1,712,810,084	100.0%

†	Percentages indicated are based on Fund net assets.

^	Industry and country classifications may be different than those used for compliance monitoring purposes.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Statement of Assets and Liabilities as of April 30, 2026
Assets
Investment in unaffiliated securities, at value (identified cost $1,508,468,724) including securities on loan of $14,736,151	$1,704,529,426
Investment in affiliated investment companies, at value (identified cost $30,541,450)	30,541,450
Receivables:
Investment securities sold	6,715,479
Fund shares sold	3,613,414
Dividends	1,547,662
Securities lending	18,984
Other assets	82,131
Total assets	1,747,048,546
Liabilities
Cash collateral received for securities on loan	15,211,612
Payables:
Investment securities purchased	16,657,400
Manager (See Note 3)	1,043,494
Fund shares redeemed	832,098
Transfer agent (See Note 3)	381,422
Custodian	34,229
Distribution/Service fees (See Note 3)	31,220
Shareholder communication	9,967
Professional fees	6,951
Trustees	794
Accrued expenses	29,275
Total liabilities	34,238,462
Net assets	$1,712,810,084
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$103,698
Additional paid-in-capital	1,670,491,536
1,670,595,234
Total distributable earnings (loss)	42,214,850
Net assets	$1,712,810,084
Class A
Net assets applicable to outstanding shares	$98,741,426
Shares of beneficial interest outstanding	5,984,382
Net asset value per share outstanding	$16.50
Maximum sales charge (5.50% of offering price)	0.96
Maximum offering price per share outstanding	$17.46
Investor Class
Net assets applicable to outstanding shares	$1,867,376
Shares of beneficial interest outstanding	113,202
Net asset value per share outstanding	$16.50
Maximum sales charge (5.00% of offering price)	0.87
Maximum offering price per share outstanding	$17.37
Class C
Net assets applicable to outstanding shares	$13,321,548
Shares of beneficial interest outstanding	811,227
Net asset value and offering price per share outstanding	$16.42
Class I
Net assets applicable to outstanding shares	$1,438,691,116
Shares of beneficial interest outstanding	87,093,768
Net asset value and offering price per share outstanding	$16.52
Class R6
Net assets applicable to outstanding shares	$160,188,618
Shares of beneficial interest outstanding	9,695,567
Net asset value and offering price per share outstanding	$16.52

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI CBRE Global Infrastructure Fund

Statement of Operations for the year ended April 30, 2026
Investment Income (Loss)
Income
Dividends-unaffiliated (net of foreign tax withholding of $847,501)	$37,784,495
Dividends-affiliated	835,414
Securities lending, net	102,442
Total income	38,722,351
Expenses
Manager (See Note 3)	11,260,286
Transfer agent (See Note 3)	1,756,489
Distribution/Service—Class A (See Note 3)	217,108
Distribution/Service—Investor Class (See Note 3)	4,645
Distribution/Service—Class C (See Note 3)	126,105
Professional fees	158,177
Shareholder communication	120,433
Registration	116,172
Custodian	111,849
Trustees	34,198
Miscellaneous	71,003
Total expenses before waiver/reimbursement	13,976,465
Expense waiver/reimbursement from Manager (See Note 3)	(771,296)
Net expenses	13,205,169
Net investment income (loss)	25,517,182
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions	94,686,080
Foreign currency transactions	(356,453)
Net realized gain (loss)	94,329,627
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	131,654,943
Translation of other assets and liabilities in foreign currencies	6,059
Net change in unrealized appreciation (depreciation)	131,661,002
Net realized and unrealized gain (loss)	225,990,629
Net increase (decrease) in net assets resulting from operations	$251,507,811
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Statements of Changes in Net Assets
for the years ended April 30, 2026 and April 30, 2025
	2026	2025
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$25,517,182	$18,282,511
Net realized gain (loss)	94,329,627	37,008,417
Net change in unrealized appreciation (depreciation)	131,661,002	94,107,134
Net increase (decrease) in net assets resulting from operations	251,507,811	149,398,062
Distributions to shareholders:
Class A	(1,438,450)	(1,259,885)
Investor Class	(30,435)	(28,757)
Class C	(114,414)	(105,530)
Class I	(19,803,257)	(14,616,601)
Class R6	(2,410,439)	(110,528)
Total distributions to shareholders	(23,796,995)	(16,121,301)
Capital share transactions:
Net proceeds from sales of shares	925,236,266	249,807,490
Net asset value of shares issued to shareholders in reinvestment of distributions	17,716,755	14,464,397
Cost of shares redeemed	(362,602,603)	(302,613,953)
Increase (decrease) in net assets derived from capital share transactions	580,350,418	(38,342,066)
Net increase (decrease) in net assets	808,061,234	94,934,695
Net Assets
Beginning of year	904,748,850	809,814,155
End of year	$1,712,810,084	$904,748,850
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI CBRE Global Infrastructure Fund

Financial Highlights selected per share data and ratios
	Year Ended April 30,
Class A	2026	2025	2024	2023	2022
Net asset value at beginning of year	$14.03	$12.00	$12.80	$13.11	$12.81
Net investment income (loss) (a)	0.26	0.25	0.25	0.19	0.23
Net realized and unrealized gain (loss)	2.46	2.00	(0.76)	(0.17)	0.26
Total from investment operations	2.72	2.25	(0.51)	0.02	0.49
Less distributions:
From net investment income	(0.25)	(0.22)	(0.27)	(0.21)	(0.19)
From net realized gain on investments	—	—	—	(0.12)	—
Return of capital	—	—	(0.02)	—	—
Total distributions	(0.25)	(0.22)	(0.29)	(0.33)	(0.19)
Net asset value at end of year	$16.50	$14.03	$12.00	$12.80	$13.11
Total investment return (b)	19.59%	18.88%	(3.95)%	0.33%	3.91%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.72%	1.89%	2.10%	1.50%	1.75%
Net expenses (c)	1.29%	1.24%	1.28%(d)	1.27%	1.26%
Expenses (before waiver/reimbursement) (c)	1.29%	1.24%	1.28%(d)	1.27%	1.26%
Portfolio turnover rate	79%	81%	47%	43%	32%
Net assets at end of year (in 000’s)	$98,741	$80,100	$74,696	$102,258	$88,715

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	Net of interest expense of less than 0.01%.

	Year Ended April 30,
Investor Class	2026	2025	2024	2023	2022
Net asset value at beginning of year	$14.02	$11.99	$12.80	$13.11	$12.80
Net investment income (loss) (a)	0.26	0.24	0.24	0.19	0.23
Net realized and unrealized gain (loss)	2.46	1.99	(0.76)	(0.17)	0.26
Total from investment operations	2.72	2.23	(0.52)	0.02	0.49
Less distributions:
From net investment income	(0.24)	(0.20)	(0.27)	(0.21)	(0.18)
From net realized gain on investments	—	—	—	(0.12)	—
Return of capital	—	—	(0.02)	—	—
Total distributions	(0.24)	(0.20)	(0.29)	(0.33)	(0.18)
Net asset value at end of year	$16.50	$14.02	$11.99	$12.80	$13.11
Total investment return (b)	19.64%	18.78%	(4.09)%	0.34%	3.85%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.75%	1.81%	2.02%	1.49%	1.77%
Net expenses (c)	1.30%	1.33%	1.35%(d)	1.29%	1.31%
Expenses (before waiver/reimbursement) (c)	1.30%	1.33%	1.35%(d)	1.29%	1.31%
Portfolio turnover rate	79%	81%	47%	43%	32%
Net assets at end of year (in 000's)	$1,867	$1,912	$1,830	$2,338	$2,430

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	Net of interest expense of less than 0.01%.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Financial Highlights selected per share data and ratios
	Year Ended April 30,
Class C	2026	2025	2024	2023	2022
Net asset value at beginning of year	$13.96	$11.94	$12.74	$13.04	$12.75
Net investment income (loss) (a)	0.14	0.14	0.16	0.09	0.12
Net realized and unrealized gain (loss)	2.45	1.99	(0.77)	(0.16)	0.27
Total from investment operations	2.59	2.13	(0.61)	(0.07)	0.39
Less distributions:
From net investment income	(0.13)	(0.11)	(0.18)	(0.11)	(0.10)
From net realized gain on investments	—	—	—	(0.12)	—
Return of capital	—	—	(0.01)	—	—
Total distributions	(0.13)	(0.11)	(0.19)	(0.23)	(0.10)
Net asset value at end of year	$16.42	$13.96	$11.94	$12.74	$13.04
Total investment return (b)	18.69%	17.89%	(4.76)%	(0.42)%	3.11%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.97%	1.06%	1.32%	0.74%	0.89%
Net expenses (c)	2.05%	2.08%(d)	2.08%(e)	2.04%	2.06%
Expenses (before waiver/reimbursement) (c)	2.05%	2.08%	2.10%(e)	2.04%	2.06%
Portfolio turnover rate	79%	81%	47%	43%	32%
Net assets at end of year (in 000’s)	$13,322	$12,743	$12,951	$20,401	$24,119

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	Expense waiver/reimbursement less than 0.01%.
(e)	Net of interest expense of less than 0.01%.

	Year Ended April 30,
Class I	2026	2025	2024	2023	2022
Net asset value at beginning of year	$14.04	$12.01	$12.81	$13.12	$12.82
Net investment income (loss) (a)	0.29	0.29	0.31	0.22	0.27
Net realized and unrealized gain (loss)	2.48	1.99	(0.78)	(0.16)	0.26
Total from investment operations	2.77	2.28	(0.47)	0.06	0.53
Less distributions:
From net investment income	(0.29)	(0.25)	(0.31)	(0.25)	(0.23)
From net realized gain on investments	—	—	—	(0.12)	—
Return of capital	—	—	(0.02)	—	—
Total distributions	(0.29)	(0.25)	(0.33)	(0.37)	(0.23)
Net asset value at end of year	$16.52	$14.04	$12.01	$12.81	$13.12
Total investment return (b)	20.01%	19.20%	(3.64)%	0.63%	4.19%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.96%	2.17%	2.57%	1.79%	2.09%
Net expenses (c)	0.97%	0.97%	0.97%(d)	0.97%	0.97%
Expenses (before waiver/reimbursement) (c)	1.04%	0.99%	1.03%(d)	1.02%	1.01%
Portfolio turnover rate	79%	81%	47%	43%	32%
Net assets at end of year (in 000’s)	$1,438,691	$795,156	$719,566	$1,982,388	$1,527,548

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	Net of interest expense of less than 0.01%.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI CBRE Global Infrastructure Fund

Financial Highlights selected per share data and ratios
	Year Ended April 30,
Class R6	2026	2025	2024	2023	2022
Net asset value at beginning of year	$14.04	$12.01	$12.82	$13.12	$12.82
Net investment income (loss) (a)	0.29	0.28	0.30	0.23	0.35
Net realized and unrealized gain (loss)	2.49	2.01	(0.77)	(0.15)	0.19
Total from investment operations	2.78	2.29	(0.47)	0.08	0.54
Less distributions:
From net investment income	(0.30)	(0.26)	(0.32)	(0.26)	(0.24)
From net realized gain on investments	—	—	—	(0.12)	—
Return of capital	—	—	(0.02)	—	—
Total distributions	(0.30)	(0.26)	(0.34)	(0.38)	(0.24)
Net asset value at end of year	$16.52	$14.04	$12.01	$12.82	$13.12
Total investment return (b)	20.10%	19.25%	(3.65)%	0.78%	4.23%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.91%	2.11%	2.47%	1.80%	2.63%
Net expenses (c)	0.90%	0.90%	0.92%(d)	0.89%	0.91%
Expenses (before waiver/reimbursement) (c)	0.90%	0.90%	0.92%(d)	0.89%	0.91%
Portfolio turnover rate	79%	81%	47%	43%	32%
Net assets at end of year (in 000’s)	$160,189	$14,838	$771	$878	$10,541

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class R6 shares are not subject to sales charges.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	Net of interest expense of less than 0.01%.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Notes to Financial Statements
Note 1-Organization and Business
New York Life Investments Funds Trust (the “Trust”) was organized as a Delaware statutory trust on April 28, 2009. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and is comprised of thirty-nine funds (collectively referred to as the “Funds”). These financial statements and notes relate to the NYLI CBRE Global Infrastructure Fund (the "Fund"), a “diversified” fund, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
The following table lists the Fund's share classes that have been registered and commenced operations:
Class	Commenced Operations
Class A	October 16, 2013
Investor Class	February 24, 2020
Class C	February 28, 2019
Class I	June 28, 2013
Class R6	February 24, 2020
Class A and Investor Class shares are offered at net asset value (“NAV”) per share plus an initial sales charge. No initial sales charge applies to investments of $1 million or more (and certain other qualified purchases) in Class A and Investor Class shares. However, a contingent deferred sales charge (“CDSC”) of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. Class C shares are offered at NAV without an initial sales charge, although a 1.00% CDSC may be imposed on certain redemptions of such shares made within one year of the date of purchase of Class C shares. Class I and Class R6 shares are offered at NAV without a sales charge. Depending upon eligibility, Class C shares convert to Class A shares, or Investor Class shares if you are not eligible to hold Class A shares, at the end of the calendar quarter, eight years after the date they were purchased. Additionally, as disclosed in the Fund's prospectus, Investor Class shares may convert automatically to Class A shares. Under certain circumstances and as may be permitted by the Trust’s multiple class plan pursuant to Rule 18f-3 under the 1940 Act, specified share classes of the Fund may be converted to one or more other share classes of the Fund as disclosed in the capital share transactions within these Notes. The classes of shares have the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights, and the same terms and conditions, except that under distribution plans pursuant to Rule 12b-1 under the 1940 Act, Class C shares are subject to higher distribution and/or service fees than Class A and Investor Class shares. Class I and Class R6 shares are not subject to a distribution and/or service fee.
The Fund's investment objective is to seek total return.
Note 2–Significant Accounting Policies
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Trust (the "Board") has designated New York Life Investment Management LLC (“New York Life Investment Management” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Fund’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Fund's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value the Fund's portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that

12	NYLI CBRE Global Infrastructure Fund

quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodologies used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Fund’s assets and liabilities as of April 30, 2026, is included at the end of the Portfolio of Investments.
The Fund may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Broker/dealer quotes	• Benchmark securities
• Two-sided markets	• Reference data (corporate actions or material event notices)
• Bids/offers	• Monthly payment information
• Industry and economic events	• Reported trades
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Fund may reasonably expect to receive upon the security's sale on the valuation date in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the year ended April 30, 2026, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Certain securities held by the Fund may principally trade in foreign markets. Events may occur between the time the foreign markets close and the time at which the Fund's NAVs are calculated. These events may include, but are not limited to, situations relating to a single issuer in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Valuation Designee conclude that such events may have affected the accuracy of the last price of such securities reported on the local foreign market, the Valuation Designee may, pursuant to the Valuation Procedures, adjust the value of the local price to reflect the estimated impact on the price of such securities as a result of such events. In this instance, securities are generally categorized as Level 3 in the hierarchy. Additionally, certain foreign equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third-party vendor in accordance with the Valuation Procedures and are generally categorized as Level 2 in the hierarchy.
If the principal market of certain foreign equity securities is closed in observance of a local foreign holiday, these securities are valued using the last closing price of regular trading on the relevant exchange and fair
13

Notes to Financial Statements (continued)
valued by applying factors provided by a third-party vendor in accordance with the Valuation Procedures. These securities are generally categorized as Level 2 in the hierarchy.
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. In such cases, amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.  The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"), applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Fund within the allowable time limits.
The Manager evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Fund's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Fund's financial statements. The Fund's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Foreign Taxes. The Fund may be subject to foreign taxes on income and other transaction-based taxes imposed by certain countries in which it invests. A portion of the taxes on gains on investments or currency purchases/repatriation may be reclaimable. The Fund will accrue such taxes and reclaims as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
The Fund may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based taxes imposed by certain countries in which it invests. The Fund will accrue such taxes as applicable based upon its current interpretation of tax rules and regulations that exist in the market in which it invests. Capital gains taxes relating to positions still held are reflected as a liability in the Statement of Assets and Liabilities, as well as an adjustment to the Fund's net unrealized appreciation (depreciation). Taxes related to capital gains realized, if any, are reflected as part of net realized gain (loss) in the Statement of Operations. Changes in tax liabilities related to capital gains taxes on unrealized investment gains, if any, are reflected as part of the change in net unrealized appreciation (depreciation) on investments in the Statement of Operations. Transaction-based charges are generally assessed as a percentage of the transaction amount.
(D) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare and pay dividends from net investment income, if any, at least quarterly and distributions from net realized capital and currency gains, if any, at least annually. Unless a shareholder elects otherwise, all dividends and distributions are reinvested at NAV in the same class of shares of the Fund. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(E) Security Transactions and Investment Income.  The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is accrued as earned using the effective interest rate method. Distributions received from real estate investment trusts, if applicable, may be classified as dividends, capital gains and/or return of capital.
The Fund may also invest up to 25% of its net assets in master limited partnerships.
Investment income and realized and unrealized gains and losses on investments of the Fund are allocated pro rata to the separate classes of

14	NYLI CBRE Global Infrastructure Fund

shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
(F) Expenses.  Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and/or the distribution plans further discussed in Note 3(B)) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.
Additionally, the Fund may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(G) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(H) Segment Reporting.  The NYLIM Disclosure Committee (the "Committee") acts as the Fund's chief operating decision maker, assessing performance and making decisions about resource allocation. The Committee is comprised of the Fund's President, the Fund's Treasurer, the Fund's Assistant Treasurers, a representative from the Fund's Transfer Agent, a representative from New York Life Investment Management Office of the General Counsel, a representative from New York Life Investment Management Compliance and a representative from the Fund's Distributor. The Committee has determined that the Fund has a single operating segment based on the fact that the Committee monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of the Fund's prospectus, based on a defined investment strategy which is executed by the Fund's portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the Fund's Portfolio of Investments, Statements of Changes in Net Assets and Financial Highlights.
(I) Foreign Currency Transactions. The Fund's books and records are maintained in U.S. dollars. Prices of securities denominated in foreign currency amounts are translated into U.S. dollars at the mean between the buying and selling rates last quoted by any major U.S. bank at the following dates:
(i) market value of investment securities, other assets and liabilities— at the valuation date; and
(ii) purchases and sales of investment securities, income and expenses—at the date of such transactions.
Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities, as a result of fluctuations in foreign exchange rates, are included in the Statement of Operations within net change in unrealized appreciation/depreciation on foreign currency translations.
Net realized gain (loss) on foreign currency transactions represents net currency gains or losses realized as a result of differences between the amounts of securities sale proceeds or purchase cost, dividends, interest and withholding taxes as recorded on the Fund's books, and the U.S. dollar equivalent amount actually received or paid. Net currency gains or losses from valuing such foreign currency denominated assets and liabilities, other than investments at valuation date exchange rates, are reflected in unrealized foreign exchange gains or losses.
(J) Securities Lending. In order to realize additional income, the Fund may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Fund engages in securities lending, the Fund will lend through its custodian, JPMorgan Chase Bank, N.A., ("JPMorgan"), acting as securities lending agent on behalf of the Fund. Under the current arrangement, JPMorgan will manage the Fund's collateral in accordance with the securities lending agreement between the Fund and JPMorgan, and indemnify the Fund in the event that any borrower of any securities loaned fails to return any of the loaned securities when due pursuant to the terms of the applicable securities lending agreement. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or certain of its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Fund. The Fund bears the risk of delay in recovery of the securities loaned. The Fund may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Fund bears the risk of any loss on investment of cash collateral. The Fund will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Fund will also continue to receive distributions (including, but not limited to, interest and dividends) on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Fund. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(K) Foreign Securities Risk.  The Fund may invest in foreign securities, which carry certain risks in addition to the usual risks inherent in domestic securities. Foreign regulatory regimes and securities markets can have less stringent investor protections and disclosure standards and
15

Notes to Financial Statements (continued)
less liquid trading markets than U.S. regulatory regimes and securities markets, and can experience political, social and economic developments that may affect the value of investments in foreign securities. These risks include those resulting from currency fluctuations, future adverse political or economic developments and possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. Economic sanctions and other similar governmental actions or developments could, among other things, effectively restrict or eliminate the Fund's ability to purchase or sell certain foreign securities or groups of foreign securities, and thus may make the Fund's investments in such securities less liquid or more difficult to value. These risks are likely to be greater in emerging markets than in developed markets. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region.
(L) Indemnifications.  Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Fund.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investment Management, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's Manager pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Fund. Except for the portion of salaries and expenses that are the responsibility of the Fund, the Manager pays the salaries and expenses of all personnel affiliated with the Fund and certain operational expenses of the Fund. The Fund reimburses New York Life Investment Management in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Fund. CBRE Investment Management Listed Real Assets LLC ("CBRE" or the "Subadvisor"), a registered investment adviser, serves as the Subadvisor to the Fund and is responsible for the day-to-day portfolio management of the Fund. Pursuant to the terms of a Subadvisory Agreement ("Subadvisory Agreement") between New York Life Investment Management and CBRE, New York Life Investment Management pays for the services of the Subadvisor.
Pursuant to the Management  Agreement, the Fund pays the Manager a monthly fee for the services performed and the facilities furnished at an annual rate of the Fund’s average daily net assets as follows: 0.85% on assets up to $3 billion and 0.84% on assets over $3 billion. During the year ended April 30, 2026, the effective management fee rate was 0.85% of the Fund’s average daily net assets, exclusive of any applicable waivers/reimbursements.
New York Life Investment Management has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, Trustee expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired (underlying) fund fees and expenses) do not exceed the following percentages of average daily net assets: Class A, 1.33%; Investor Class, 1.45%; Class C, 2.08%; Class I, 0.97%; and Class R6, 0.95%. This agreement will remain in effect until August 31, 2026, and shall renew automatically for one-year terms unless New York Life Investment Management provides written notice of termination prior to the start of the next term or upon approval of the Board.
During the year ended April 30, 2026, New York Life Investment Management earned fees from the Fund in the amount of $11,260,286 and waived fees and/or reimbursed expenses, including the waiver/reimbursement of certain class specific expenses in the amount of $771,296 and paid the Subadvisor fees in the amount of $5,244,495.
Pursuant to an agreement with New York Life Investment Management, JPMorgan provides sub-administration and sub-accounting services to the Fund. These services include calculating the Fund's daily NAVs, maintaining the general ledger and sub-ledger accounts used in the NAV calculation process, and assisting the Manager with various aspects of the Fund's administrative operations. JPMorgan is compensated by New York Life Investment Management for providing these services to the Fund.
(B) Distribution and Service Fees.  The Trust, on behalf of the Fund, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investment Management. The Fund has adopted distribution plans (the “Plans”) in accordance with the provisions of Rule 12b-1 under the 1940 Act.
Pursuant to the Class A and Investor Class Plans, the Distributor receives a monthly fee from the Class A and Investor Class shares at an annual rate of 0.25% of the average daily net assets of the Class A and Investor Class shares for distribution and/or service activities as designated by the Distributor. Pursuant to the Class C Plan, Class C shares pay the Distributor a monthly distribution fee at an annual rate of 0.75% of the average daily net assets of the Class C shares along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class C shares, for a total 12b-1 fee of 1.00%. Class I and Class R6 shares are not subject to a distribution and/or service fee.

16	NYLI CBRE Global Infrastructure Fund

The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.
(C) Sales Charges.  The Fund was advised by the Distributor that the amount of initial sales charges retained on sales of Class A and Investor Class shares during the year ended April 30, 2026, were $23,134 and $206, respectively.
The Fund was also advised that the Distributor retained CDSCs on redemptions of Class A and Class C shares during the year ended April 30, 2026, of $1,795 and $151, respectively.
(D) Transfer, Dividend Disbursing and Shareholder Servicing Agent.  NYLIM Service Company LLC, an affiliate of New York Life Investment Management, is the Fund's transfer, dividend disbursing and shareholder servicing agent pursuant to an agreement between NYLIM Service Company LLC and the Trust. NYLIM Service Company LLC has entered into an agreement with SS&C Global Investor & Distribution Solutions, Inc. ("SS&C"), pursuant to which SS&C performs certain transfer agent services on behalf of NYLIM Service Company LLC. New York Life Investment Management has contractually agreed to limit Fund expenses so that the transfer agency expenses charged to each of the Fund’s share classes do not exceed 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursements or small account fees. This agreement will remain in effect until August 31, 2026, and thereafter shall renew automatically for one-year terms unless New York Life Investment Management provides written notice of termination prior to the start of the next term or upon approval of the Board. During the year ended April 30, 2026, transfer agent expenses incurred by the Fund and any reimbursements, pursuant to the aforementioned Transfer Agency expense limitation agreement, were as follows:
Class	Expense	Waived
Class A	$125,834	$—
Investor Class	2,941	—
Class C	19,901	—
Class I	1,603,145	—
Class R6	4,668	—
(E) Small Account Fee.  Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts. As described in the Fund's prospectus, certain shareholders with an account balance of less than $1,000 ($5,000 for Class A share accounts) are charged, in addition to the transfer agent fee, an annual per account fee of $20 (assessed semi-annually), the proceeds from which offset transfer agent fees as reflected in the Statement of Operations. This small account fee will not apply to certain types of accounts as described further in the Fund’s prospectus.
(F) Capital. As of April 30, 2026, New York Life and its affiliates beneficially held shares of the Fund with the values and percentages of net assets as follows:
Class R6	$37,912	0.0%‡

‡	Less than one-tenth of a percent.
Note 4-Federal Income Tax
As of April 30, 2026, the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$1,543,367,063	$680,538,125	$(488,834,307)	$191,703,818
As of April 30, 2026, the components of accumulated gain (loss) on a tax basis were as follows:
Ordinary Income	Accumulated Capital and Other Gain (Loss)	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total Accumulated Gain (Loss)
$43,347,562	$(192,868,260)	$—	$191,735,548	$42,214,850
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily due to wash sale adjustments.
As of April 30, 2026, for federal income tax purposes, capital loss carryforwards of $208,960,266 is subject to an annual limitation. This limitation is due to Internal Revenue Code Sections 381-384. Capital loss carryforwards, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of the Fund subject to the limitation described above.
Total Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$116,673	$92,287
The Fund utilized $37,729,391 of capital loss carryforwards during the year ended April 30, 2026.
During the years ended April 30, 2026 and April 30, 2025, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
	2026	2025
Distributions paid from:
Ordinary Income	$23,796,995	$16,121,301
For the year ended April 30, 2026, the Fund's aggregate income taxes paid were determined to be insignificant.
17

Notes to Financial Statements (continued)
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Fund. Custodial fees are charged to the Fund based on the Fund's net assets and the market value of securities held by the Fund and the number of certain transactions incurred by the Fund.
Note 6–Line of Credit
The Fund and certain other funds managed by New York Life Investment Management maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 22, 2025, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Fund and certain other funds managed by New York Life Investment Management based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Effective Rate, Daily Simple Secured Overnight Financing Rate + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 21, 2026, although the Fund, certain other funds managed by New York Life Investment Management and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 22, 2025, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the year ended April 30, 2026, there were no borrowings made or outstanding with respect to the Fund under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Fund, along with certain other funds managed by New York Life Investment Management, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Fund and certain other funds managed by New York Life Investment Management to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the year ended April 30, 2026, there were no interfund loans made or outstanding with respect to the Fund.
Note 8–Purchases and Sales of Securities (in 000’s)
During the year ended April 30, 2026, purchases and sales of securities, other than short-term securities, were $1,601,823 and $1,027,031, respectively.
Note 9–Capital Share Transactions
Transactions in capital shares for the years ended April 30, 2026 and April 30, 2025, were as follows:
Class A	Shares	Amount
Year ended April 30, 2026:
Shares sold	1,471,122	$22,330,448
Shares issued to shareholders in reinvestment of distributions	93,443	1,375,972
Shares redeemed	(1,313,781)	(19,743,515)
Net increase (decrease) in shares outstanding before conversion	250,784	3,962,905
Shares converted into Class A (See Note 1)	24,772	366,922
Shares converted from Class A (See Note 1)	(1,020)	(14,398)
Net increase (decrease)	274,536	$4,315,429
Year ended April 30, 2025:
Shares sold	964,722	$12,809,724
Shares issued to shareholders in reinvestment of distributions	92,201	1,201,826
Shares redeemed	(1,505,479)	(19,828,381)
Net increase (decrease) in shares outstanding before conversion	(448,556)	(5,816,831)
Shares converted into Class A (See Note 1)	13,763	185,887
Shares converted from Class A (See Note 1)	(81,467)	(1,028,031)
Net increase (decrease)	(516,260)	$(6,658,975)

Investor Class	Shares	Amount
Year ended April 30, 2026:
Shares sold	15,062	$224,567
Shares issued to shareholders in reinvestment of distributions	2,032	29,846
Shares redeemed	(22,468)	(335,045)
Net increase (decrease) in shares outstanding before conversion	(5,374)	(80,632)
Shares converted into Investor Class (See Note 1)	1,083	16,147
Shares converted from Investor Class (See Note 1)	(18,848)	(274,848)
Net increase (decrease)	(23,139)	$(339,333)
Year ended April 30, 2025:
Shares sold	4,893	$66,181
Shares issued to shareholders in reinvestment of distributions	2,170	28,206
Shares redeemed	(19,121)	(250,134)
Net increase (decrease) in shares outstanding before conversion	(12,058)	(155,747)
Shares converted into Investor Class (See Note 1)	3,169	42,216
Shares converted from Investor Class (See Note 1)	(7,398)	(99,505)
Net increase (decrease)	(16,287)	$(213,036)

18	NYLI CBRE Global Infrastructure Fund

Class C	Shares	Amount
Year ended April 30, 2026:
Shares sold	64,791	$964,336
Shares issued to shareholders in reinvestment of distributions	7,639	110,521
Shares redeemed	(172,879)	(2,527,430)
Net increase (decrease) in shares outstanding before conversion	(100,449)	(1,452,573)
Shares converted from Class C (See Note 1)	(1,088)	(16,147)
Net increase (decrease)	(101,537)	$(1,468,720)
Year ended April 30, 2025:
Shares sold	56,151	$732,384
Shares issued to shareholders in reinvestment of distributions	8,064	103,180
Shares redeemed	(233,003)	(3,049,137)
Net increase (decrease) in shares outstanding before conversion	(168,788)	(2,213,573)
Shares converted from Class C (See Note 1)	(3,186)	(42,216)
Net increase (decrease)	(171,974)	$(2,255,789)

Class I	Shares	Amount
Year ended April 30, 2026:
Shares sold	57,094,732	$844,277,333
Shares issued to shareholders in reinvestment of distributions	956,649	14,167,587
Shares redeemed	(22,050,503)	(327,396,771)
Net increase (decrease) in shares outstanding before conversion	36,000,878	531,048,149
Shares converted into Class I (See Note 1)	1,261	17,997
Shares converted from Class I (See Note 1)	(5,535,615)	(78,349,558)
Net increase (decrease)	30,466,524	$452,716,588
Year ended April 30, 2025:
Shares sold	16,777,885	$221,188,281
Shares issued to shareholders in reinvestment of distributions	997,438	13,022,006
Shares redeemed	(21,138,148)	(277,729,603)
Net increase (decrease) in shares outstanding before conversion	(3,362,825)	(43,519,316)
Shares converted into Class I (See Note 1)	81,378	1,028,031
Shares converted from Class I (See Note 1)	(6,363)	(86,382)
Net increase (decrease)	(3,287,810)	$(42,577,667)

Class R6	Shares	Amount
Year ended April 30, 2026:
Shares sold	3,790,055	$57,439,582
Shares issued to shareholders in reinvestment of distributions	136,764	2,032,829
Shares redeemed	(816,263)	(12,599,842)
Net increase (decrease) in shares outstanding before conversion	3,110,556	46,872,569
Shares converted into Class R6 (See Note 1)	5,528,409	78,253,885
Net increase (decrease)	8,638,965	$125,126,454
Year ended April 30, 2025:
Shares sold	1,115,112	$15,010,920
Shares issued to shareholders in reinvestment of distributions	8,118	109,179
Shares redeemed	(130,798)	(1,756,698)
Net increase (decrease)	992,432	$13,363,401

Note 10–Subsequent Events
In connection with the preparation of the financial statements of the Fund as of and for the year ended April 30, 2026, events and transactions subsequent to April 30, 2026, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
19

Report of Independent Registered Public Accounting Firm
To the Shareholders of the Fund and Board of Trustees
New York Life Investments Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of NYLI CBRE Global Infrastructure Fund (the Fund), one of the funds constituting New York Life Investments Funds Trust, including the portfolio of investments, as of April 30, 2026, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of April 30, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of April 30, 2026, by correspondence with the custodians, transfer agent, and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more New York Life Investment Management investment companies since 2003.
Philadelphia, Pennsylvania
June 23, 2026
20	NYLI CBRE Global Infrastructure Fund

Federal Income Tax Information
(Unaudited)
The Fund is required under the Internal Revenue Code to advise shareholders in a written statement as to the federal tax status of dividends paid by the Fund during each fiscal year.
For the fiscal year ended April 30, 2026, the Fund designated approximately $14,157,699 under the Internal Revenue Code as qualified dividend income eligible for reduced tax rates.
The dividends paid by the Fund during the fiscal year ended April 30, 2026 should be multiplied by 32.06% to arrive at the amount eligible for the corporate dividend-received deduction.
In February 2027, shareholders will receive an IRS Form 1099-DIV or substitute Form 1099, which will show the federal tax status of the distributions received by shareholders in calendar year 2026. The amounts that will be reported on such 1099-DIV or substitute Form 1099 will be the amounts you are to use on your federal income tax return and will differ from the amounts which we must report for the Fund's fiscal year ended April 30, 2026.
21

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
At a meeting held on September 30, 2025, the Board approved submitting a proposal to elect four Trustees to the Board (“Proposal”) to shareholders of the Funds at a special meeting held on December 8, 2025 (with any postponements or adjournments, “Special Meeting”).
On or about October 22, 2025, shareholders of record of the Funds as of the close of business on September 26, 2025 were sent a proxy statement containing information regarding the Proposal. The proxy statement also included information about the Special Meeting, at which shareholders of the Funds were asked to consider and approve the Proposal. In addition, the proxy statement included information about voting on the Proposal and options shareholders had to do so.
The Special Meeting was held on December 8, 2025, and the Proposal passed.
The results of the Special Meeting (all Funds and classes thereof voting together) were as follows:
Proposal – Election of Four Trustees to the Board of Trustees
The purpose of this proposal was to elect four Trustees to the Board of Trustees, two of whom currently serve as Trustees of the Trust.
Trustees	Votes For	Votes Against
Naim Abou-Jaoude[1]	3,991,361,696	9,093,032
Karen Hammond	3,993,582,943	6,871,785
Stephanie Lynch	3,993,370,312	7,084,416
Adeel Jivraj	3,991,493,720	8,961,008
1. Interested Trustee
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund’s Financial Statements.
22

Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
The continuation of the Management Agreement with respect to each series (“Fund”) of The New York Life Investments Funds and New York Life Investments Funds Trust (together, “Trust”) and New York Life Investment Management LLC (“New York Life Investments”) and each of the Subadvisory Agreements between New York Life Investments and each of Candriam, CBRE Investment Management Listed Real Assets LLC, Cushing Asset Management, LP, Epoch Investment Partners, Inc., Fiera Capital Inc., MacKay Shields LLC, NYL Investors LLC, PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC (together, “Subadvisors”)1 with respect to the applicable Fund(s) (together, “Advisory Agreements”) is subject to annual review and approval by the Boards of Trustees of the Trust (together, “Board”) in accordance with Section 15 of the Investment Company Act of 1940, as amended (“1940 Act”). At its December 9-10, 2025 meeting, the Board, including the Trustees who are not an “interested person” (as such term is defined in the 1940 Act) of the Trust (“Independent Trustees”) voting separately, unanimously approved the continuation of each of the Advisory Agreements for each applicable Fund for a one-year period.
In reaching the decision to approve the continuation of each of the Advisory Agreements, the Board considered information and materials furnished by New York Life Investments and each Subadvisor in connection with an annual contract review process undertaken by the Board that took place at meetings of the Board and its Contracts Committee from September 2025 through December 2025, including information and materials furnished by New York Life Investments and each Subadvisor in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees, which encompassed a variety of topics, including those summarized below.  Information and materials requested by and furnished to the Board for consideration in connection with the contract review process included, among other items, reports on each Fund and “peer funds” prepared by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and, with respect to each other Fund, by Institutional Shareholder Services Inc. (“ISS”), an independent third-party service provider engaged by the Board to report objectively on each such Fund’s investment performance, management fee and total expenses.  The Board also considered information on the fees charged to other investment advisory clients of New York Life Investments and/or each applicable Subadvisor that follow investment strategies similar to those of each Fund, if any, and, when applicable, the rationale for differences in each Fund’s management and subadvisory fees, as applicable, and the fees charged to those other investment advisory clients.  In addition, the Board considered information regarding the legal standards and fiduciary obligations applicable to its consideration of the continuation of each of the Advisory Agreements. The contract review process, including the structure and format for information and materials provided to the Board, has been developed in consultation with the Board. The Independent Trustees also met in executive sessions with their independent legal counsel and, for portions thereof, with senior management of New York Life Investments.
The Board’s deliberations with respect to the continuation of each of the Advisory Agreements reflect a year-long process, and the Board also took into account, as deemed relevant and appropriate by the Trustees, information furnished to the Board and its Committees throughout the year, including, among other items, reports on investment performance of each Fund and investment-related matters as well as presentations from New York Life Investments and, generally annually, personnel of each Subadvisor.  In addition, the Board took into account other information provided by New York Life Investments throughout the year, including, among other items, periodic reports on legal and compliance matters, risk management, portfolio turnover, brokerage commissions and non-advisory services provided to each Fund by New York Life Investments, as deemed relevant and appropriate by the Trustees.
In addition, the Board received information in connection with its June 2025 meeting provided specifically in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees regarding each Fund’s distribution arrangements. In addition, the Board received information regarding each Fund’s asset levels, share purchase and redemption activity and the payment of Rule 12b-1 and/or certain other fees by the applicable share class(es) of each applicable Fund, among other information.
In considering the continuation of each of the Advisory Agreements, the Trustees reviewed and evaluated the information and factors they believed to reasonably be necessary and appropriate in light of legal advice furnished to them by independent legal counsel to the Independent Trustees and through the exercise of their own business judgment.  Although individual Trustees may have weighed certain factors or information differently and the Board did not consider any single factor or information controlling in reaching its decision, the factors that figured prominently in the Board’s consideration of the continuation of each of the Advisory Agreements with respect to each applicable Fund are summarized in more detail below and include, among other factors: (i) the nature, extent and quality of the services provided to the Fund by New York Life Investments and the Subadvisor(s), if applicable; (ii) the qualifications of the portfolio manager(s) of the Fund and the historical investment performance of the Fund, New York Life Investments and, if applicable, the Subadvisor(s); (iii) the costs of the services provided, and profits realized, by New York Life Investments and the Subadvisor(s), if applicable, with respect to their relationships with the Fund; (iv) the extent to which economies of scale have been realized or may be realized if the Fund grows and the extent to which any economies of scale have been shared, have benefited or may benefit the Fund’s shareholders; and (v) the reasonableness of the Fund’s management and, if applicable, subadvisory fees and total ordinary operating expenses.  Although the Board recognized that comparisons between each Fund’s fees and

23

expenses and those of other funds are imprecise given different terms of agreements, variations in fund strategies and other factors, the Board considered the reasonableness of each Fund’s management fee and total ordinary operating expenses as compared to peer funds identified by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and by ISS with respect to each other Fund. Throughout their considerations, the Trustees acknowledged the commitment of New York Life Investments and its affiliates to serve the New York Life Investments Group of Funds, as well as their capacity, experience, resources, financial stability and reputations. The Trustees also acknowledged the entrepreneurial and other risks assumed by New York Life Investments in sponsoring and managing each Fund.  With respect to the Subadvisory Agreements, the Board took into account New York Life Investments’ recommendation to approve the continuation of each of the Subadvisory Agreements.
The Trustees noted that, throughout the year, the Trustees are afforded an opportunity to ask questions of, and request additional information or materials from, New York Life Investments and each Subadvisor. The Board’s decision with respect to each of the Advisory Agreements may have also been based, in part, on the Board’s knowledge of New York Life Investments and each Subadvisor resulting from, among other things, the Board’s consideration of each of the Advisory Agreements in prior years, the advisory agreements for other funds in the New York Life Investments Group of Funds, the Board’s review throughout the year of the performance and operations of other funds in the New York Life Investments Group of Funds and each Trustee’s business judgment and industry experience. In addition to considering the above-referenced factors, the Board observed that in the marketplace there are a range of investment options available to investors and that each Fund’s shareholders, having had the opportunity to consider other investment options, have invested in the Fund.
The factors that figured prominently in the Board’s decision to approve the continuation of each of the Advisory Agreements during the Board’s December 9-10, 2025 meeting are summarized in more detail below.  The Board considered on a Fund-by-Fund basis the factors and information deemed relevant and appropriate by the Trustees to evaluate the continuation of each of the Advisory Agreements, and the Board’s decision was made separately with respect to each Fund.
Nature, Extent and Quality of Services Provided by New York Life Investments and the Subadvisors
The Board examined the nature, extent and quality of the services that New York Life Investments provides to each Fund.  The Board evaluated New York Life Investments’ experience and capabilities in serving as manager of each Fund and considered that each Fund with one or more Subadvisors operates in a “manager-of-managers” structure.  The Board also considered New York Life Investments’ responsibilities and services provided pursuant to this structure, including overseeing the services provided by each Subadvisor, evaluating the performance of each Subadvisor, making recommendations to the Board as to whether each Subadvisory Agreement should be renewed, modified or terminated and periodically reporting to the Board regarding the results of New York Life Investments’ evaluation and monitoring functions.  The Board noted that New York Life Investments manages other mutual funds, serves a variety of other investment advisory clients, including other pooled investment vehicles, and has experience overseeing mutual fund service providers, including subadvisors.  The Board considered the experience of senior personnel at New York Life Investments providing management and administrative and other non-advisory services to each Fund.  The Board observed that New York Life Investments devotes significant resources and time to providing management and administrative and other non-advisory services to each Fund, including, for Funds with one or more Subadvisors, New York Life Investments’ oversight and due diligence reviews of each Subadvisor and ongoing analysis of, and interactions with, each Subadvisor with respect to, among other things, the applicable Fund’s or Funds’ investment performance as well as each Subadvisor’s investment capabilities and subadvisory services with respect to the applicable Fund(s).
The Board also considered the range of services that New York Life Investments provides to each Fund under the terms of the Management Agreement, including: (i) fund accounting and ongoing supervisory services provided by New York Life Investments’ Fund Administration and Accounting Group; (ii) investment supervisory and analytical services provided by New York Life Investments’ Investment Consulting Group; (iii) compliance services provided by the Trust’s Chief Compliance Officer as well as New York Life Investments’ compliance department, including implementation of the Trust’s compliance program; (iv) legal services provided by New York Life Investments’ Office of the General Counsel; and (v) risk management monitoring and analysis by risk management personnel.  In addition, the Board considered New York Life Investments’ willingness to invest in personnel and other resources, such as cyber security, information security and business continuity planning, that may benefit each Fund and noted that New York Life Investments is responsible for compensating the Trust’s officers, except for a portion of the salary of the Trust’s Chief Compliance Officer.  The Board recognized that New York Life Investments provides certain other non-advisory services to each Fund and has over time provided an increasingly broad array of non-advisory services to the New York Life Investments Group of Funds as a result of regulatory and other developments.
The Board also examined the range, and the nature, extent and quality, of the investment advisory services that New York Life Investments and each Subadvisor provides to the applicable Fund(s) and considered the terms of each of the Advisory Agreements.  The Board evaluated New York Life Investments’ and each Subadvisor’s experience and performance in serving as investment adviser or subadvisor, respectively, to the applicable Fund(s) and advising other portfolios and New York Life Investments’ and each Subadvisor’s track record and experience in providing investment advisory services as well as the experience of investment advisory and other senior personnel at New York Life Investments and each Subadvisor.  The Board considered New York Life Investments’ and each Subadvisor’s overall resources, legal and compliance environment, capabilities, reputation, financial condition and
24

history.  In addition to information provided in connection with quarterly meetings with the Trust’s Chief Compliance Officer, the Board considered information regarding the compliance policies and procedures of New York Life Investments and each Subadvisor.  The Board also considered New York Life Investments’ and each Subadvisor’s ability to recruit and retain qualified investment professionals and willingness to invest in personnel and other resources that may benefit the applicable Fund(s).  In this regard, the Board considered the qualifications and experience of each Fund’s portfolio manager(s), the number of accounts managed by the portfolio manager(s) and the method for compensating the portfolio manager(s).
Because the NYLI Conservative Allocation Fund, NYLI Moderate Allocation Fund, NYLI Growth Allocation Fund and NYLI Equity Allocation Fund (together, the “Allocation Funds”) invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board considered information from New York Life Investments regarding New York Life Investments’ investment rationale and process for the allocation among and selection of the underlying funds in which the Allocation Funds invest.
Because the NYLI Conservative ETF Allocation Fund, NYLI Moderate ETF Allocation Fund, NYLI Growth ETF Allocation Fund and NYLI Equity ETF Allocation Fund (together, the “ETF Allocation Funds”) invest substantially all their assets in exchange-traded funds (“ETFs”), the Board considered information from New York Life Investments regarding New York Life Investments’ investment rationale and process for the allocation among and selection of the underlying ETFs in which the ETF Allocation Funds invest.
In addition, the Board considered information provided by New York Life Investments and each Subadvisor regarding their respective business continuity and disaster recovery plans.
Based on these considerations, among others, the Board concluded that each Fund would likely continue to benefit from the nature, extent and quality of these services.
Investment Performance
Funds except the NYLI U.S. Government Liquidity Fund
In evaluating each Fund’s investment performance, the Board considered investment performance results over various periods in light of each Fund’s investment objective and strategies. The Board considered investment reports on, and analysis of, each Fund’s performance provided to the Board throughout the year, including each Fund’s investment performance compared to each Fund’s relevant benchmark(s). With respect to the NYLI S&P 500 Index Fund, the Board also considered information regarding the Fund’s tracking error relative to its benchmark. The Board also considered information provided by ISS showing the investment performance of each Fund as compared to a group of peer funds.
The Board also took into account its discussions with senior management at New York Life Investments concerning each Fund’s investment performance over various periods as well as discussions between a representative(s) of each Subadvisor and the members of the Board’s Investment Committee, which generally occur on an annual basis.  The Board also took into account the following considerations with respect to certain Funds:
1. In considering the investment performance of the NYLI Balanced Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the five-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments, NYL Investors LLC and Wellington Management Company LLP regarding the Fund’s investment performance.
2. In considering the investment performance of the NYLI Candriam Emerging Markets Equity Fund, the Board noted that the Fund underperformed its peer funds for the three- and five-year periods ended July 31, 2025, and performed in line with its peer funds for the one-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Candriam regarding the Fund’s investment performance.
3. In considering the investment performance of the NYLI CBRE Global Infrastructure Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and five-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and CBRE Investment Management Listed Real Assets LLC regarding the Fund’s investment performance.
4. In considering the investment performance of the NYLI CBRE Real Estate Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the five-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and CBRE Investment Management Listed Real Assets LLC regarding the Fund’s investment performance.
5. In considering the investment performance of the NYLI Conservative Allocation Fund, the Board noted that the Fund underperformed its peer funds for the one- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the three- and five-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments regarding the Fund’s investment performance.
6. In considering the investment performance of the NYLI Epoch Capital Growth Fund, the Board noted that the Fund underperformed its peer funds for the one-year period ended July 31, 2025, performed in line with its peer funds for the three-year period ended July 31, 2025, and performed favorably relative to its peer funds for the five-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Epoch Investment Partners, Inc. regarding the Fund’s investment performance.
7. In considering the investment performance of the NYLI Epoch International Choice Fund, the Board noted that the Fund underperformed
25

its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Epoch Investment Partners, Inc. regarding the Fund’s investment performance.
8. In considering the investment performance of the NYLI Equity Allocation Fund, the Board noted that the Fund underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments regarding the Fund’s investment performance.
9. In considering the investment performance of the NYLI Fiera SMID Growth Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, and performed in line with its peer funds for the five-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Fiera Capital Inc. regarding the Fund’s investment performance.
10. In considering the investment performance of the NYLI Growth Allocation Fund, the Board noted that the Fund underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments regarding the Fund’s investment performance.
11. In considering the investment performance of the NYLI MacKay High Yield Corporate Bond Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, performed in line with its peer funds for the five-year period ended July 31, 2025, and performed favorably relative to its peer funds for the ten-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Fund’s investment performance.
12. In considering the investment performance of the NYLI MacKay High Yield Muni Bond Fund, the Board noted that the Fund underperformed its peer funds for the one-year period ended July 31, 2025, performed in line with its peer funds for the five-year period ended July 31, 2025, and performed favorably relative to its peer funds for the three- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Fund’s investment performance.
13. In considering the investment performance of the NYLI MacKay Short Duration High Income Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, performed in line with its peer funds for the five- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Fund’s investment performance.
14. In considering the investment performance of the NYLI Moderate Allocation Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and five-year periods ended July 31, 2025, and performed in line with its peer funds for the ten-year period ended
July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments regarding the Fund’s investment performance.
15. In considering the investment performance of the NYLI PineStone International Equity Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, and performed favorably relative to its peer funds for the five-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Fund’s investment performance.
16. In considering the investment performance of the NYLI PineStone Global Equity Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, and performed in line with its peer funds for the five-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Fund’s investment performance.
17. In considering the investment performance of the NYLI PineStone U.S. Equity Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and five-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Fund’s investment performance.
18. In considering the investment performance of the NYLI Short Term Bond Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and five-year periods ended July 31, 2025, and performed in line with its peer funds for the ten-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and NYL Investors LLC regarding the Fund’s investment performance.
19. In considering the investment performance of the NYLI WMC Enduring Capital Fund, the Board noted that the Fund underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
20. In considering the investment performance of the NYLI WMC Growth Fund, the Board noted that the Fund underperformed its peer funds for the five- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the one- and three-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
21. In considering the investment performance of the NYLI WMC International Research Equity Fund, the Board noted that the Fund underperformed its peer funds for the five- and ten-year periods ended July 31, 2025, and performed favorably relative to its peer funds for the one- and three-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and
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Wellington Management Company LLP regarding the Fund’s investment performance.
22. In considering the investment performance of the NYLI WMC Small Companies Fund, the Board noted that the Fund underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the one-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
23. In considering the investment performance of the NYLI WMC Value Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, performed in line with its peer fund for the five-year period ended July 31, 2025, and performed favorably relative to its peer funds for the ten-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
With respect to the Funds listed above, the Board considered that reports on the investment performance of such Funds and information on investment-related matters are provided to the Board and its Committees throughout the year and will continue to be provided to the Board and its Committees. Additionally, the Board concluded that such Funds’ performance is being monitored appropriately by New York Life Investments.
Based on these considerations, among others, the Board concluded that its review of each Fund’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
NYLI U.S. Government Liquidity Fund
In evaluating the NYLI U.S. Government Liquidity Fund’s investment performance, the Board considered investment performance results over various periods in light of the Fund’s investment objective and strategies.  The Board also considered performance information relating to the New York Life Investments money market fund strategies subadvised by NYL Investors LLC and the average performance of a group of peer funds.
Based on these considerations, among others, the Board concluded that its review of the Fund’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
Costs of the Services Provided, and Profits and Other Benefits Realized, by New York Life Investments and the Subadvisors
Funds with Affiliated Subadvisors
The Board considered the costs of the services provided under each applicable Advisory Agreement.  The Board also considered the profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s)
as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  Because each Affiliated Subadvisor is an affiliate of New York Life Investments whose subadvisory fee is paid by New York Life Investments, not the applicable Fund(s), the Board considered cost and profitability information for New York Life Investments and each Affiliated Subadvisor in the aggregate.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Affiliated Subadvisor under each applicable Advisory Agreement, and profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’, including each Affiliated Subadvisor’s, continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Fund(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Fund(s).  The Board also considered the financial resources of New York Life Investments and each Affiliated Subadvisor and acknowledged that New York Life Investments and each Affiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Affiliated Subadvisor to continue to provide high-quality services to the applicable Fund(s).  The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board noted it had recently engaged an independent third-party consultant to review New York Life Investments’ methods used to allocate costs among the funds in the New York Life Investments Group of Funds.  The Board considered that the independent consultant had concluded that New York Life Investments’ cost allocation methodologies for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds are reasonable and appropriate and the Board noted that New York Life Investments used the same method of calculating profit and allocating costs (along with certain enhancements recommended by the independent consultant) since the independent consultant’s review.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were
27

reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s), including reputational and other indirect benefits, as well as additional revenue that may be generated by New York Life Investments and an Affiliated Subadvisor as a result of other funds in the New York Life Investments Group of Funds choosing to invest uninvested cash in the NYLI U.S. Government Liquidity Fund rather than investment options outside of the New York Life Investments Group of Funds. The Board recognized, for example, the benefits to certain Affiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Affiliated Subadvisor in exchange for commissions paid by the applicable Fund(s) with respect to trades in such Fund(s)’s portfolio securities. In addition, except with respect to the NYLI U.S. Government Liquidity Fund and the NYLI Money Market Fund, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund, New York Life Investments’ affiliates also earn revenues from serving each Fund in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s) were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s) are reasonable and other expected benefits that may accrue to each Affiliated Subadvisor and its affiliates are consistent with those expected for a subadvisor to a mutual fund.
Funds with one or more Unaffiliated Subadvisors
The Board considered the costs of the services provided under each applicable Advisory Agreement.  The Board also considered the profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Fund(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  With respect to the profitability of each Unaffiliated Subadvisor’s relationship with the applicable Fund(s), the Board considered information from New York Life Investments that each Unaffiliated Subadvisor’s subadvisory fee reflected an arm’s-length negotiation and that this fee is paid by New York Life Investments, not the applicable Fund(s), and the relevance of each Unaffiliated Subadvisor’s profitability was considered by the Trustees in that context.  On this basis, the Board primarily considered the costs and profitability for New York Life Investments and its affiliates with respect to the applicable Fund(s).
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Unaffiliated Subadvisor under each applicable Advisory Agreement, and profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Fund(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’ and each Unaffiliated Subadvisor’s continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Fund(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Fund(s). The Board also considered the financial resources of New York Life Investments and each Unaffiliated Subadvisor and acknowledged that New York Life Investments and each Unaffiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Unaffiliated Subadvisor to continue to provide high-quality services to the applicable Fund(s). The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board noted it had recently engaged an independent third-party consultant to review New York Life Investments’ methods used to allocate costs among the funds in the New York Life Investments Group of Funds.  The Board considered that the
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independent consultant had concluded that New York Life Investments’ cost allocation methodologies for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds are reasonable and appropriate and the Board noted that New York Life Investments used the same method of calculating profit and allocating costs since the independent consultant’s review (along with certain enhancements recommended by the independent consultant).  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates and each Unaffiliated Subadvisor and its affiliates due to their relationships with the applicable Fund(s), including reputational and other indirect benefits.  The Board recognized, for example, the benefits to certain Unaffiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Unaffiliated Subadvisor in exchange for commissions paid by the applicable Fund(s) with respect to trades in such Fund(s)’s portfolio securities.  In this regard, the Board also requested and considered information from New York Life Investments concerning other material business relationships between each Unaffiliated Subadvisor and its affiliates and New York Life Investments and its affiliates.  The Board further considered the existence of a strategic partnership between New York Life Investments and each of CBRE Investment Management Listed Real Assets LLC, Epoch Investment Partners, Inc., Fiera Capital Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC that relates to certain current and future products and represents a potential conflict of interest associated with New York Life Investments’ recommendation to approve the continuation of the applicable Subadvisory Agreements.  In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund, New York Life Investments’ affiliates also earn revenues from serving each Fund in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with the applicable Fund(s) were not excessive, other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with the applicable Fund(s) are reasonable and other expected benefits that may accrue to each Unaffiliated Subadvisor and its affiliates are consistent with those expected for a subadvisor to a mutual fund.  With respect to each Unaffiliated Subadvisor, the Board considered that any profits realized by such Unaffiliated Subadvisor due to its relationship with the applicable Fund(s) are the result of arm’s-length negotiations between New York Life Investments and such Unaffiliated Subadvisor, acknowledging that any such profits are based on the subadvisory fee paid to such Unaffiliated Subadvisor by New York Life Investments, not the applicable Fund(s).
Allocation Funds, ETF Allocation Funds and NYLI S&P 500 Index Fund
The Board considered the costs of the services provided under the Management Agreement.  The Board also considered the profitability of New York Life Investments and its affiliates due to their relationships with each Fund as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments under the Management Agreement, and profitability of New York Life Investments and its affiliates due to their relationships with each Fund, the Board considered, among other factors, New York Life Investments’ and its affiliates’ continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of each Fund.  The Board also considered the financial resources of New York Life Investments and acknowledged that New York Life Investments must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments to continue to provide high-quality services to each Fund.  The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
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The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board noted it had recently engaged an independent third-party consultant to review New York Life Investments’ methods used to allocate costs among the funds in the New York Life Investments Group of Funds.  The Board considered that the independent consultant had concluded that New York Life Investments’ cost allocation methodologies for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds are reasonable and appropriate and the Board noted that New York Life Investments used the same method of calculating profit and allocating costs since the independent consultant’s review (along with certain enhancements recommended by the independent consultant).  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates due to their relationships with each Fund, including reputational and other indirect benefits. In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund (other than the Allocation Funds), New York Life Investments’ affiliates also earn revenues from serving each Fund in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
The Board noted that the Allocation Funds do not pay a management fee for the allocation and other management services provided by New York Life Investments under the Management Agreement but that shareholders of the Allocation Funds indirectly pay their pro rata share of the fees and expenses of the underlying funds in which the Allocation Funds invest.  The Board considered that the Allocation Funds’ investments in underlying funds managed by New York Life Investments or its affiliates indirectly benefit New York Life Investments or its affiliates.  The Board noted that it considers the profits realized by New York Life Investments and its affiliates with respect to the underlying mutual funds managed by New York Life Investments as part of the annual contract review process for those funds.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with each Fund were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with each Fund are reasonable.
Management and Subadvisory Fees and Total Ordinary Operating Expenses
The Board evaluated the reasonableness of the fee paid under each applicable Advisory Agreement and each Fund’s total ordinary operating expenses.  With respect to the management fee and subadvisory fee for each Fund with one or more Subadvisors, the Board primarily considered the reasonableness of the management fee paid by the Fund to New York Life Investments because the subadvisory fee paid to each Subadvisor is paid by New York Life Investments, not the Fund.  The Board also considered the reasonableness of the subadvisory fee paid by New York Life Investments and the amount of the management fee retained by New York Life Investments with respect to each Fund with one or more Subadvisors.
In assessing the reasonableness of each Fund’s fees and expenses, the Board primarily considered comparative data provided by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and by ISS with respect to each other Fund on the fees and expenses of similar mutual funds managed by other investment advisers. With respect to the NYLI U.S. Government Liquidity Fund, the Board considered New York Life Investments’ previous statement that some similar funds managed by other investment advisers are not charged a management fee. In addition, the Board considered information provided by New York Life Investments and each Subadvisor on fees charged to other investment advisory clients, including institutional separate accounts and/or other funds, that follow investment strategies similar to those of the applicable Fund(s), if any.  The Board considered the contractual management fee schedule for each Fund as compared to those for such other investment advisory clients, taking into account the rationale for differences in fee schedules.  The Board also took into account information provided by New York Life Investments about the more extensive scope of services provided to registered investment companies, such as each Fund, as compared with other investment advisory clients.  Additionally, the Board considered the impact of contractual breakpoints, voluntary waivers and/or expense limitation arrangements, as applicable, on each Fund’s net management fee and expenses.  The Board also
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considered that in proposing fees for each Fund, New York Life Investments considers the competitive marketplace for mutual funds.
The Board took into account information from New York Life Investments, as provided in connection with the Board’s June 2025 meeting, regarding the reasonableness of the Funds’ transfer agent fee schedule, including industry data that supports a conclusion that the fees that NYLIM Service Company LLC, an affiliate of New York Life Investments and each Fund’s transfer agent, charges each Fund are within the range of fees charged by transfer agents to other mutual funds.  In addition, the Board considered NYLIM Service Company LLC’s profitability in connection with the transfer agent services it provides to each Fund.  The Board also took into account information provided by NYLIM Service Company LLC regarding the sub-transfer agency payments it made to intermediaries in connection with the provision of sub-transfer agency services to each Fund.
The Board considered the extent to which transfer agent fees contributed to the total expenses of each Fund.  The Board acknowledged the role that the New York Life Investments Group of Funds historically has played in serving the investment needs of New York Life Insurance Company customers, who often maintain smaller account balances than other shareholders of funds, and the impact of small accounts on the expense ratios of Fund share classes.  The Board also recognized measures that it and New York Life Investments have taken that are intended to mitigate the effect of small accounts on the expense ratios of Fund share classes, including through the imposition of an expense limitation on net transfer agency expenses.  The Board also considered that NYLIM Service Company LLC had waived its contractual cost of living adjustments during certain years.
The Board also took into account the following considerations with respect to certain Funds:
1. With respect to the NYLI Cushing MLP Premier Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
2. With respect to the NYLI Floating Rate Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
3. With respect to the NYLI MacKay High Yield Muni Bond Fund, the Board considered its discussions with representatives from New York Life Investments regarding the contractual and net management fees paid by the Fund.
4. With respect to the NYLI MacKay Short Duration High Income Fund, the Board considered its discussions with representatives from New York Life Investments regarding the total net expenses paid by the Fund. The Board also considered that New York Life Investments proposed adding a management fee breakpoint for the Fund, effective February 28, 2026.
5. With respect to the NYLI MacKay U.S. Infrastructure Bond Fund, the Board considered its discussions with representatives from New York Life Investments regarding contractual and net management fees and the total net expenses paid by the Fund. The Board also considered that New York Life Investments proposed adding an additional management fee breakpoint for the Fund, effective February 28, 2026.
6. With respect to the NYLI Money Market Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
7. With respect to the NYLI MacKay Strategic Bond Fund, the Board considered that New York Life Investments proposed lowering the expense limitation for Class I shares of the Fund, effective February 28, 2026.
8. With respect to the NYLI MacKay High Yield Corporate Bond Fund, NYLI Income Builder Fund and NYLI MacKay Tax Free Bond Fund, the Board considered that New York Life Investments agreed to a phased reduction of a portion of its management fee, effective January 1, 2026.
Because the Allocation Funds do not pay a management fee to New York Life Investments, the Board considered the reasonableness of fees and expenses the Allocation Funds indirectly pay by investing in underlying funds that charge a management fee.  The Board considered New York Life Investments’ process for monitoring and addressing potential conflicts of interest in the selection of underlying funds for the Asset Allocation Funds.  Additionally, because the Allocation Funds invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the Allocation Funds’ investments in other funds, including New York Life Investments’ finding that the applicable Allocation Fund’s fees and expenses do not duplicate the fees and expenses of the corresponding acquired fund (when required by Rule 12d1-4 under the 1940 Act).
Because the ETF Allocation Funds invest substantially all their assets in ETFs, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the ETF Allocation Funds’ investments in ETFs, including New York Life Investments’ finding that the ETF Allocation Funds’ fees and expenses do not duplicate the fees and expenses of the corresponding acquired ETF (when required by Rule 12d1-4 under the 1940 Act).
The Board further noted that, in certain prior years, New York Life Investments had provided support to the NYLI U.S. Government Liquidity Fund and the NYLI Money Market Fund in the form of voluntary waivers and/or reimbursements of fees and expenses in order to maintain a positive yield.
Based on the factors outlined above, among other considerations, the Board concluded that each Fund’s management fee and total ordinary operating expenses are within a range that is competitive and support a conclusion that these fees and expenses are reasonable.
Economies of Scale
The Board considered information regarding economies of scale, including whether economies of scale may exist with respect to each
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Fund and whether each Fund’s management fee and expense structure permits economies of scale, if any, to be appropriately shared with each Fund’s shareholders.  The Board also considered a report from New York Life Investments, previously prepared at the request of the Board, that addressed economies of scale, including with respect to the mutual fund business generally, and the various ways in which the benefits of economies of scale may be shared with the funds in the New York Life Investments Group of Funds.  Although the Board recognized the difficulty of determining economies of scale with precision, the Board acknowledged that economies of scale may be shared with each Fund in a number of ways, including, for example, through the imposition of fee breakpoints or expense limitation arrangements, initially setting management fee rates at scale or making additional investments to enhance the services provided to each Fund.  The Board reviewed information from New York Life Investments showing how each Fund’s management fee schedule compared to fee schedules of other funds and accounts managed by New York Life Investments.  The Board also reviewed information from ISS for each Fund other than the NYLI U.S. Government Liquidity Fund showing how each Fund’s management fee schedule compared with fees paid for similar services by peer funds at varying asset levels.  The Board noted that the Allocation Funds do not pay a management fee and that the Board separately considers economies of scale as part of its review of the management agreements of underlying mutual funds managed by New York Life Investments in which the Allocation Funds invest and the benefit of any breakpoints in the management fee schedules for the mutual funds managed by New York Life Investments would pass through to shareholders of the
Allocation Funds at the specified levels of assets of underlying mutual funds managed by New York Life Investments.
Based on this information, the Board concluded that economies of scale, if any, are appropriately shared for the benefit of each Fund’s shareholders through the Fund’s management fee and expense structure and other methods to share benefits from economies of scale.
Conclusion
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Trustees, and the evaluation thereof on a Fund-by-Fund basis, the Board, including the Independent Trustees voting separately, unanimously voted to approve the continuation of each of the Advisory Agreements for each applicable Fund.
1    Candriam, MacKay Shields LLC and NYL Investors LLC are referred to herein as the “Affiliated Subadvisors.” CBRE Investment Management Listed Real Assets LLC, Cushing Asset Management, LP, Epoch Investment Partners, Inc., Fiera Capital Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC are referred to herein as the “Unaffiliated Subadvisors.”
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
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NYLI CBRE Real Estate Fund

Annual Report - Financial Statements and Other Information
April 30, 2026

Portfolio of Investments April 30, 2026†^
	Shares	Value
Common Stocks 99.6%
Billboards 1.1%
Lamar Advertising Co., Class A	17,376	$ 2,395,108
Community Shopping Centers 4.4%
Brixmor Property Group, Inc.	226,096	6,803,229
Curbline Properties Corp.	46,874	1,293,722
Federal Realty Investment Trust	16,993	1,884,524
		9,981,475
Enclosed Malls 6.4%
Simon Property Group, Inc.	59,303	12,080,614
Tanger, Inc.	64,564	2,394,033
		14,474,647
Healthcare Facilities 16.6%
American Healthcare REIT, Inc.	38,134	1,936,445
Janus Living, Inc., Class A-1 (a)	83,198	2,183,115
National Healthcare Properties, Inc. (a)	97,762	1,253,309
Omega Healthcare Investors, Inc.	28,269	1,327,795
Ventas, Inc.	29,705	2,609,881
Welltower, Inc.	128,438	27,914,715
		37,225,260
Hotels 2.2%
Hilton Worldwide Holdings, Inc.	5,455	1,767,802
Ryman Hospitality Properties, Inc.	13,444	1,412,830
Sunstone Hotel Investors, Inc.	176,365	1,731,904
		4,912,536
Industrial Properties 15.0%
Americold Realty Trust, Inc.	91,817	1,122,922
EastGroup Properties, Inc.	34,625	6,966,550
First Industrial Realty Trust, Inc.	95,703	5,934,543
Prologis, Inc.	105,211	14,942,066
STAG Industrial, Inc.	121,071	4,670,919
		33,637,000
Net Lease Properties 10.2%
EPR Properties	13,902	775,871
Essential Properties Realty Trust, Inc.	150,398	4,727,009
Gaming and Leisure Properties, Inc.	86,398	4,186,847
Getty Realty Corp. (b)	43,651	1,445,721
Realty Income Corp.	90,804	5,833,249
VICI Properties, Inc.	199,286	5,819,151
		22,787,848
Office Buildings 1.9%
Cousins Properties, Inc.	61,879	1,584,721
	Shares	Value

Office Buildings (continued)
Vornado Realty Trust	87,717	$ 2,621,861
		4,206,582
Residential 10.4%
American Homes 4 Rent, Class A	132,431	4,216,603
Camden Property Trust	30,887	3,243,753
Centerspace	15,620	1,066,378
Equity LifeStyle Properties, Inc.	54,959	3,478,355
Equity Residential	100,652	6,580,628
UDR, Inc.	133,988	4,869,124
		23,454,841
Self Storage Property 4.9%
CubeSmart	174,533	7,065,096
Extra Space Storage, Inc.	28,089	4,025,996
		11,091,092
Technology Datacenters 15.6%
Digital Realty Trust, Inc.	22,782	4,577,815
Equinix, Inc.	20,875	22,604,076
Iron Mountain, Inc.	62,962	7,932,583
		35,114,474
Technology Towers 10.2%
American Tower Corp.	95,438	17,437,477
SBA Communications Corp.	24,384	5,393,741
		22,831,218
Timber 0.7%
Weyerhaeuser Co.	60,100	1,473,652
Total Common Stocks (Cost $189,610,628)		223,585,733
Short-Term Investments 0.5%
Affiliated Investment Company 0.5%
NYLI U.S. Government Liquidity Fund, 3.536% (c)	1,153,557	1,153,557
Unaffiliated Investment Company 0.0% ‡
Invesco Government & Agency Portfolio, 3.659% (c)(d)	3,350	3,350
Total Short-Term Investments (Cost $1,156,907)		1,156,907
Total Investments (Cost $190,767,535)	100.1%	224,742,640
Other Assets, Less Liabilities	(0.1)	(165,717)
Net Assets	100.0%	$ 224,576,923

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments April 30, 2026†^ (continued)
†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of April 30, 2026, the aggregate market value of securities on loan was $3,280. The Fund received cash collateral with a value of $3,350. (See Note 2(I))
(c)	Current yield as of April 30, 2026.
(d)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the year ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Year	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Year	Dividend Income	Other Distributions	Shares End of Year
NYLI U.S. Government Liquidity Fund	$ 114	$ 32,183	$ (31,143)	$ —	$ —	$ 1,154	$ 36	$ —	1,154

Abbreviation(s):
REIT—Real Estate Investment Trust
The following is a summary of the fair valuations according to the inputs used as of April 30, 2026, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 223,585,733	$ —	$ —	$ 223,585,733
Short-Term Investments
Affiliated Investment Company	1,153,557	—	—	1,153,557
Unaffiliated Investment Company	3,350	—	—	3,350
Total Short-Term Investments	1,156,907	—	—	1,156,907
Total Investments in Securities	$ 224,742,640	$ —	$ —	$ 224,742,640

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI CBRE Real Estate Fund

Statement of Assets and Liabilities as of April 30, 2026
Assets
Investment in unaffiliated securities, at value (identified cost $189,613,978) including securities on loan of $3,280	$223,589,083
Investment in affiliated investment companies, at value (identified cost $1,153,557)	1,153,557
Receivables:
Fund shares sold	76,799
Dividends	57,677
Other assets	58,096
Total assets	224,935,212
Liabilities
Cash collateral received for securities on loan	3,350
Payables:
Transfer agent (See Note 3)	107,599
Fund shares redeemed	99,643
Manager (See Note 3)	79,999
Shareholder communication	26,788
Distribution/Service fees (See Note 3)	22,094
Custodian	7,036
Professional fees	4,504
Trustees	115
Accrued expenses	7,161
Total liabilities	358,289
Net assets	$224,576,923
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$22,066
Additional paid-in-capital	193,844,109
193,866,175
Total distributable earnings (loss)	30,710,748
Net assets	$224,576,923
Class A
Net assets applicable to outstanding shares	$106,851,072
Shares of beneficial interest outstanding	11,892,450
Net asset value per share outstanding	$8.98
Maximum sales charge (5.50% of offering price)	0.52
Maximum offering price per share outstanding	$9.50
Investor Class
Net assets applicable to outstanding shares	$184,985
Shares of beneficial interest outstanding	20,630
Net asset value per share outstanding	$8.97
Maximum sales charge (5.00% of offering price)	0.47
Maximum offering price per share outstanding	$9.44
Class C
Net assets applicable to outstanding shares	$964,872
Shares of beneficial interest outstanding	89,510
Net asset value and offering price per share outstanding	$10.78
Class I
Net assets applicable to outstanding shares	$102,541,036
Shares of beneficial interest outstanding	8,852,138
Net asset value and offering price per share outstanding	$11.58
Class R6
Net assets applicable to outstanding shares	$14,034,958
Shares of beneficial interest outstanding	1,211,690
Net asset value and offering price per share outstanding	$11.58

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Statement of Operations for the year ended April 30, 2026
Investment Income (Loss)
Income
Dividends-unaffiliated	$7,052,653
Dividends-affiliated	36,060
Securities lending, net	2,891
Total income	7,091,604
Expenses
Manager (See Note 3)	1,673,984
Transfer agent (See Note 3)	669,892
Distribution/Service—Class A (See Note 3)	260,449
Distribution/Service—Investor Class (See Note 3)	479
Distribution/Service—Class C (See Note 3)	10,149
Shareholder communication	76,267
Registration	74,338
Professional fees	69,191
Custodian	26,989
Trustees	5,782
Miscellaneous	16,319
Total expenses before waiver/reimbursement	2,883,839
Expense waiver/reimbursement from Manager (See Note 3)	(665,212)
Net expenses	2,218,627
Net investment income (loss)	4,872,977
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions	23,590,581
Foreign currency transactions	(4,341)
Net realized gain (loss)	23,586,240
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	1,057,712
Translation of other assets and liabilities in foreign currencies	209
Net change in unrealized appreciation (depreciation)	1,057,921
Net realized and unrealized gain (loss)	24,644,161
Net increase (decrease) in net assets resulting from operations	$29,517,138
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI CBRE Real Estate Fund

Statements of Changes in Net Assets
for the years ended April 30, 2026 and April 30, 2025
	2026	2025
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$4,872,977	$5,360,605
Net realized gain (loss)	23,586,240	7,482,033
Net change in unrealized appreciation (depreciation)	1,057,921	19,539,802
Net increase (decrease) in net assets resulting from operations	29,517,138	32,382,440
Distributions to shareholders:
Class A	(2,429,972)	(2,653,004)
Investor Class	(4,418)	(4,481)
Class C	(12,462)	(20,214)
Class I	(2,150,212)	(2,598,517)
Class R6	(295,898)	(369,099)
	(4,892,962)	(5,645,315)
Distributions to shareholders from return of capital:
Class A	(367,661)	(417,706)
Investor Class	(669)	(706)
Class C	(1,885)	(3,183)
Class I	(325,332)	(409,128)
Class R6	(44,770)	(58,113)
	(740,317)	(888,836)
Total distributions to shareholders	(5,633,279)	(6,534,151)
Capital share transactions:
Net proceeds from sales of shares	22,634,740	35,935,121
Net asset value of shares issued to shareholders in reinvestment of distributions	5,177,639	5,899,286
Cost of shares redeemed	(62,767,909)	(95,807,506)
Increase (decrease) in net assets derived from capital share transactions	(34,955,530)	(53,973,099)
Net increase (decrease) in net assets	(11,071,671)	(28,124,810)
Net Assets
Beginning of year	235,648,594	263,773,404
End of year	$224,576,923	$235,648,594
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Financial Highlights selected per share data and ratios
	Year Ended April 30,
Class A	2026	2025	2024	2023	2022
Net asset value at beginning of year	$8.09	$7.43	$7.81	$13.38	$12.20
Net investment income (loss) (a)	0.16	0.15	0.17	0.18	0.13
Net realized and unrealized gain (loss)	0.95	0.73	(0.29)	(2.45)	1.47
Total from investment operations	1.11	0.88	(0.12)	(2.27)	1.60
Less distributions:
From net investment income	(0.19)	(0.19)	(0.22)	(0.39)	(0.24)
From net realized gain on investments	—	—	—	(2.85)	(0.18)
Return of capital	(0.03)	(0.03)	(0.04)	(0.06)	—
Total distributions	(0.22)	(0.22)	(0.26)	(3.30)	(0.42)
Net asset value at end of year	$8.98	$8.09	$7.43	$7.81	$13.38
Total investment return (b)	14.10%	11.70%	(1.56)%	(16.94)%	13.06%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.99%	1.76%	2.21%	1.79%	0.96%
Net expenses (c)	1.18%	1.18%	1.18%	1.18%	1.18%
Expenses (before waiver/reimbursement) (c)	1.44%	1.39%	1.43%	1.35%	1.30%
Portfolio turnover rate	79%	98%	78%	65%	70%
Net assets at end of year (in 000’s)	$106,851	$109,795	$115,013	$137,276	$193,441

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Year Ended April 30,
Investor Class	2026	2025	2024	2023	2022
Net asset value at beginning of year	$8.07	$7.42	$7.80	$13.39	$12.19
Net investment income (loss) (a)	0.16	0.14	0.17	0.18	0.13
Net realized and unrealized gain (loss)	0.96	0.73	(0.29)	(2.46)	1.48
Total from investment operations	1.12	0.87	(0.12)	(2.28)	1.61
Less distributions:
From net investment income	(0.19)	(0.19)	(0.22)	(0.40)	(0.23)
From net realized gain on investments	—	—	—	(2.85)	(0.18)
Return of capital	(0.03)	(0.03)	(0.04)	(0.06)	—
Total distributions	(0.22)	(0.22)	(0.26)	(3.31)	(0.41)
Net asset value at end of year	$8.97	$8.07	$7.42	$7.80	$13.39
Total investment return (b)	14.25%	11.60%	(1.61)%	(17.00)%	13.15%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.01%	1.72%	2.17%	1.82%	0.98%
Net expenses (c)	1.18%	1.22%	1.24%	1.21%	1.15%
Expenses (before waiver/reimbursement) (c)	1.31%	1.33%	1.34%	1.29%	1.26%
Portfolio turnover rate	79%	98%	78%	65%	70%
Net assets at end of year (in 000's)	$185	$198	$178	$195	$227

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI CBRE Real Estate Fund

Financial Highlights selected per share data and ratios
	Year Ended April 30,
Class C	2026	2025	2024	2023	2022
Net asset value at beginning of year	$9.65	$8.82	$9.21	$15.05	$13.66
Net investment income (loss) (a)	0.12	0.10	0.13	0.12	0.03
Net realized and unrealized gain (loss)	1.15	0.85	(0.34)	(2.76)	1.66
Total from investment operations	1.27	0.95	(0.21)	(2.64)	1.69
Less distributions:
From net investment income	(0.12)	(0.10)	(0.15)	(0.30)	(0.12)
From net realized gain on investments	—	—	—	(2.85)	(0.18)
Return of capital	(0.02)	(0.02)	(0.03)	(0.05)	—
Total distributions	(0.14)	(0.12)	(0.18)	(3.20)	(0.30)
Net asset value at end of year	$10.78	$9.65	$8.82	$9.21	$15.05
Total investment return (b)	13.38%	10.78%	(2.27)%	(17.58)%	12.27%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.24%	0.96%	1.43%	1.04%	0.22%
Net expenses (c)	1.93%	1.93%	1.93%	1.93%	1.91%
Expenses (before waiver/reimbursement) (c)	2.06%	2.08%	2.09%	2.04%	2.01%
Portfolio turnover rate	79%	98%	78%	65%	70%
Net assets at end of year (in 000’s)	$965	$1,155	$2,290	$3,963	$7,220

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Year Ended April 30,
Class I	2026	2025	2024	2023	2022
Net asset value at beginning of year	$10.36	$9.46	$9.86	$15.85	$14.37
Net investment income (loss) (a)	0.25	0.22	0.25	0.26	0.21
Net realized and unrealized gain (loss)	1.22	0.93	(0.36)	(2.91)	1.74
Total from investment operations	1.47	1.15	(0.11)	(2.65)	1.95
Less distributions:
From net investment income	(0.22)	(0.22)	(0.25)	(0.43)	(0.29)
From net realized gain on investments	—	—	—	(2.85)	(0.18)
Return of capital	(0.03)	(0.03)	(0.04)	(0.06)	—
Total distributions	(0.25)	(0.25)	(0.29)	(3.34)	(0.47)
Net asset value at end of year	$11.58	$10.36	$9.46	$9.86	$15.85
Total investment return (b)	14.53%	12.04%	(1.16)%	(16.68)%	13.51%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.35%	2.07%	2.55%	2.13%	1.32%
Net expenses (c)	0.83%	0.83%	0.83%	0.83%	0.83%
Expenses (before waiver/reimbursement) (c)	1.19%	1.14%	1.18%	1.10%	1.05%
Portfolio turnover rate	79%	98%	78%	65%	70%
Net assets at end of year (in 000’s)	$102,541	$108,852	$129,632	$148,962	$241,719

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Financial Highlights selected per share data and ratios
	Year Ended April 30,
Class R6	2026	2025	2024	2023	2022
Net asset value at beginning of year	$10.36	$9.46	$9.87	$15.85	$14.37
Net investment income (loss) (a)	0.26	0.23	0.26	0.27	0.22
Net realized and unrealized gain (loss)	1.22	0.93	(0.37)	(2.90)	1.74
Total from investment operations	1.48	1.16	(0.11)	(2.63)	1.96
Less distributions:
From net investment income	(0.23)	(0.23)	(0.26)	(0.44)	(0.30)
From net realized gain on investments	—	—	—	(2.85)	(0.18)
Return of capital	(0.03)	(0.03)	(0.04)	(0.06)	—
Total distributions	(0.26)	(0.26)	(0.30)	(3.35)	(0.48)
Net asset value at end of year	$11.58	$10.36	$9.46	$9.87	$15.85
Total investment return (b)	14.63%	12.14%	(1.17)%	(16.52)%	13.61%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.44%	2.19%	2.66%	2.23%	1.40%
Net expenses (c)	0.74%	0.74%	0.74%	0.74%	0.74%
Expenses (before waiver/reimbursement) (c)	0.87%	0.85%	0.85%	0.82%	0.84%
Portfolio turnover rate	79%	98%	78%	65%	70%
Net assets at end of year (in 000’s)	$14,035	$15,648	$16,661	$16,802	$22,058

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class R6 shares are not subject to sales charges.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI CBRE Real Estate Fund

Notes to Financial Statements
Note 1-Organization and Business
New York Life Investments Funds Trust (the “Trust”) was organized as a Delaware statutory trust on April 28, 2009. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and is comprised of thirty-nine funds (collectively referred to as the “Funds”). These financial statements and notes relate to the NYLI CBRE Real Estate Fund (the "Fund"), a “non-diversified” fund, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
The following table lists the Fund's share classes that have been registered and commenced operations:
Class	Commenced Operations
Class A	December 20, 2002
Investor Class	February 24, 2020
Class C	January 17, 2003
Class I	December 31, 1996
Class R6	July 3, 2014
Class A and Investor Class shares are offered at net asset value (“NAV”) per share plus an initial sales charge. No initial sales charge applies to investments of $1 million or more (and certain other qualified purchases) in Class A and Investor Class shares. However, a contingent deferred sales charge (“CDSC”) of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. Class C shares are offered at NAV without an initial sales charge, although a 1.00% CDSC may be imposed on certain redemptions of such shares made within one year of the date of purchase of Class C shares. Class I and Class R6 shares are offered at NAV without a sales charge. Depending upon eligibility, Class C shares convert to Class A shares, or Investor Class shares if you are not eligible to hold Class A shares, at the end of the calendar quarter, eight years after the date they were purchased. Additionally, as disclosed in the Fund's prospectus, Investor Class shares may convert automatically to Class A shares. Under certain circumstances and as may be permitted by the Trust’s multiple class plan pursuant to Rule 18f-3 under the 1940 Act, specified share classes of the Fund may be converted to one or more other share classes of the Fund as disclosed in the capital share transactions within these Notes. The classes of shares have the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights, and the same terms and conditions, except that under distribution plans pursuant to Rule 12b-1 under the 1940 Act, Class C shares are subject to higher distribution and/or service fees than Class A and Investor Class shares. Class I and Class R6 shares are not subject to a distribution and/or service fee.
The Fund's investment objective is to seek total return.
Note 2–Significant Accounting Policies
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Trust (the "Board") has designated New York Life Investment Management LLC ("New York Life Investment Management" or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Fund’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Fund's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value the Fund's portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that

11

Notes to Financial Statements (continued)
quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodologies used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Fund’s assets and liabilities as of April 30, 2026, is included at the end of the Portfolio of Investments.
The Fund may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Broker/dealer quotes	• Benchmark securities
• Two-sided markets	• Reference data (corporate actions or material event notices)
• Bids/offers	• Monthly payment information
• Industry and economic events	• Reported trades
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Fund may reasonably expect to receive upon the security's sale on the valuation date in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the year ended April 30, 2026, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant

12	NYLI CBRE Real Estate Fund

amortization to maturity of the difference between such cost and the principal on maturity date. In such cases, amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.  The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"), applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Fund within the allowable time limits.
The Manager evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Fund's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Fund's financial statements. The Fund's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare and pay dividends from net investment income, if any, at least quarterly and distributions from net realized capital and currency gains, if any, at least annually. Unless a shareholder elects otherwise, all dividends and distributions are reinvested at NAV in the same class of shares of the Fund. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income.  The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is accrued as earned using the effective interest rate method. Distributions received from real estate investment trusts, if applicable, may be classified as dividends, capital gains and/or return of capital.
Investment income and realized and unrealized gains and losses on investments of the Fund are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
(E) Expenses.  Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and/or the distribution plans further discussed in Note 3(B)) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.
Additionally, the Fund may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Segment Reporting.  The NYLIM Disclosure Committee (the "Committee") acts as the Fund's chief operating decision maker, assessing performance and making decisions about resource allocation. The Committee is comprised of the Fund's President, the Fund's Treasurer, the Fund's Assistant Treasurers, a representative from the Fund's Transfer Agent, a representative from New York Life Investment Management Office of the General Counsel, a representative from New York Life Investment Management Compliance and a representative from the Fund's Distributor. The Committee has determined that the Fund has a single operating segment based on the fact that the Committee monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of the Fund's prospectus, based on a defined investment strategy which is executed by the Fund's portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the Fund's Portfolio of Investments, Statements of Changes in Net Assets and Financial Highlights.
(H) Foreign Currency Transactions. The Fund's books and records are maintained in U.S. dollars. Prices of securities denominated in foreign currency amounts are translated into U.S. dollars at the mean between
13

Notes to Financial Statements (continued)
the buying and selling rates last quoted by any major U.S. bank at the following dates:
(i) market value of investment securities, other assets and liabilities— at the valuation date; and
(ii) purchases and sales of investment securities, income and expenses—at the date of such transactions.
Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities, as a result of fluctuations in foreign exchange rates, are included in the Statement of Operations within net change in unrealized appreciation/depreciation on foreign currency translations.
Net realized gain (loss) on foreign currency transactions represents net currency gains or losses realized as a result of differences between the amounts of securities sale proceeds or purchase cost, dividends, interest and withholding taxes as recorded on the Fund's books, and the U.S. dollar equivalent amount actually received or paid. Net currency gains or losses from valuing such foreign currency denominated assets and liabilities, other than investments at valuation date exchange rates, are reflected in unrealized foreign exchange gains or losses.
(I) Securities Lending. In order to realize additional income, the Fund may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Fund engages in securities lending, the Fund will lend through its custodian, JPMorgan Chase Bank, N.A., ("JPMorgan"), acting as securities lending agent on behalf of the Fund. Under the current arrangement, JPMorgan will manage the Fund's collateral in accordance with the securities lending agreement between the Fund and JPMorgan, and indemnify the Fund in the event that any borrower of any securities loaned fails to return any of the loaned securities when due pursuant to the terms of the applicable securities lending agreement. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or certain of its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Fund. The Fund bears the risk of delay in recovery of the securities loaned. The Fund may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Fund bears the risk of any loss on investment of cash collateral. The Fund will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Fund will also continue to receive distributions (including, but not limited to, interest and dividends) on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Fund. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(J) Real Estate Investments.  The Fund’s investments in the real estate sector have many of the same risks as direct ownership of real estate, including the risk that the value of real estate could decline due to a variety of factors that affect the real estate market generally. These risks include, among others, declines in the value of real estate, changes in local and general economic conditions, supply and demand, interest rates, changes in zoning laws, overbuilding, extended vacancies of properties, regulatory limitations on rents, losses due to environmental liabilities, property taxes and operating expenses. The Fund’s investments in real estate companies are particularly sensitive to economic downturns. For example, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management or development of the underlying properties, which may also be subject to mortgage loans and thereby may be subject to the risks of default.
(K) Indemnifications.  Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Fund.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investment Management, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's Manager pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Fund. Except for the portion of salaries and expenses that are the responsibility of the Fund, the Manager pays the salaries and expenses of all personnel affiliated with the Fund and certain operational expenses of the Fund. The Fund reimburses New York Life Investment Management in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Fund. CBRE Investment Management Listed Real Assets LLC ("CBRE" or the "Subadvisor"), a registered investment adviser, serves as the Subadvisor to the Fund and is responsible for the day-to-day portfolio management of the Fund. Pursuant to the terms of a Subadvisory Agreement ("Subadvisory Agreement") between New York

14	NYLI CBRE Real Estate Fund

Life Investment Management and CBRE, New York Life Investment Management pays for the services of the Subadvisor.
Pursuant to the Management Agreement, the Fund pays the Manager a monthly fee for the services performed and the facilities furnished at an annual rate of 0.75% of the Fund's average daily net assets, exclusive of any applicable waivers/reimbursements.
New York Life Investment Management has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, Trustee expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired (underlying) fund fees and expenses) do not exceed the following percentages of average daily net assets: Class A, 1.18%; Investor Class, 1.35%; Class C, 1.93%; Class I, 0.83% and Class R6, 0.74%. This agreement will remain in effect until August 31, 2026, and shall renew automatically for one-year terms unless New York Life Investment Management provides written notice of termination prior to the start of the next term or upon approval of the Board.
During the year ended April 30, 2026, New York Life Investment Management earned fees from the Fund in the amount of $1,673,984 and waived fees and/or reimbursed expenses, including the waiver/reimbursement of certain class specific expenses in the amount of $665,212 and paid the Subadvisor fees in the amount of $504,377.
Pursuant to an agreement with New York Life Investment Management, JPMorgan provides sub-administration and sub-accounting services to the Fund. These services include calculating the Fund's daily NAVs, maintaining the general ledger and sub-ledger accounts used in the NAV calculation process, and assisting the Manager with various aspects of the Fund's administrative operations. JPMorgan is compensated by New York Life Investment Management for providing these services to the Fund.
(B) Distribution and Service Fees.  The Trust, on behalf of the Fund, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investment Management. The Fund has adopted distribution plans (the “Plans”) in accordance with the provisions of Rule 12b-1 under the 1940 Act.
Pursuant to the Class A and Investor Class Plans, the Distributor receives a monthly fee from the Class A and Investor Class shares at an annual rate of 0.25% of the average daily net assets of the Class A and Investor Class shares for distribution and/or service activities as designated by the Distributor. Pursuant to the Class C Plan, Class C shares pay the Distributor a monthly distribution fee at an annual rate of 0.75% of the average daily net assets of the Class C shares along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class C shares, for a total 12b-1 fee of 1.00%. Class I and Class R6 shares are not subject to a distribution and/or service fee.
The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.
(C) Sales Charges.  The Fund was advised by the Distributor that the amount of initial sales charges retained on sales of Class A shares during the year ended April 30, 2026, were $2,702.
The Fund was also advised that the Distributor retained CDSCs on redemptions of Class A and Class C shares during the year ended April 30, 2026, of $545 and $13, respectively.
(D) Transfer, Dividend Disbursing and Shareholder Servicing Agent. NYLIM Service Company LLC, an affiliate of New York Life Investment Management, is the Fund's transfer, dividend disbursing and shareholder servicing agent pursuant to an agreement between NYLIM Service Company LLC and the Trust. NYLIM Service Company LLC has entered into an agreement with SS&C Global Investor & Distribution Solutions, Inc. ("SS&C"), pursuant to which SS&C performs certain transfer agent services on behalf of NYLIM Service Company LLC. New York Life Investment Management has contractually agreed to limit Fund expenses so that the transfer agency expenses charged to each of the Fund’s share classes do not exceed 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursements or small account fees. This agreement will remain in effect until August 31, 2026, and thereafter shall renew automatically for one-year terms unless New York Life Investment Management provides written notice of termination prior to the start of the next term or upon approval of the Board. During the year ended April 30, 2026, transfer agent expenses incurred by the Fund and any reimbursements, pursuant to the aforementioned Transfer Agency expense limitation agreement, were as follows:
Class	Expense	Waived
Class A	$333,606	$—
Investor Class	359	—
Class C	1,929	—
Class I	333,446	—
Class R6	552	—
(E) Small Account Fee.  Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts. As described in the Fund's prospectus, certain shareholders with an account balance of less than $1,000 ($5,000 for Class A share accounts) are charged, in addition to the transfer agent fee, an annual per account fee of $20 (assessed semi-annually), the proceeds from which offset transfer agent fees as reflected in the Statement of Operations. This small account fee will not apply to certain types of accounts as described further in the Fund’s prospectus.
15

Notes to Financial Statements (continued)
Note 4-Federal Income Tax
As of April 30, 2026, the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$192,206,183	$37,278,977	$(4,742,520)	$32,536,457
As of April 30, 2026, the components of accumulated gain (loss) on a tax basis were as follows:
Ordinary Income	Accumulated Capital and Other Gain (Loss)	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total Accumulated Gain (Loss)
$—	$(1,737,468)	$(88,507)	$32,536,723	$30,710,748
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily due to wash sale adjustments.
As of April 30, 2026, for federal income tax purposes, capital loss carryforwards of $1,737,468, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of the Fund. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amounts.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$1,737	$—
The Fund utilized $21,580,548 of capital loss carryforwards during the year ended April 30, 2026.
During the years ended April 30, 2026 and April 30, 2025, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
	2026	2025
Distributions paid from:
Ordinary Income	$4,892,962	$5,645,315
Return of Capital	740,317	888,836
Total	$5,633,279	$6,534,151
For the year ended April 30, 2026, the Fund's aggregate income taxes paid were determined to be insignificant.
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Fund. Custodial fees are charged to the Fund based on the Fund's net assets and the market value of securities held by the Fund and the number of certain transactions incurred by the Fund.
Note 6–Line of Credit
The Fund and certain other funds managed by New York Life Investment Management maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 22, 2025, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Fund and certain other funds managed by New York Life Investment Management based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Effective Rate, Daily Simple Secured Overnight Financing Rate + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 21, 2026, although the Fund, certain other funds managed by New York Life Investment Management and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 22, 2025, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the year ended April 30, 2026, there were no borrowings made or outstanding with respect to the Fund under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Fund, along with certain other funds managed by New York Life Investment Management, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Fund and certain other funds managed by New York Life Investment Management to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the year ended April 30, 2026, there were no interfund loans made or outstanding with respect to the Fund.
Note 8–Purchases and Sales of Securities (in 000’s)
During the year ended April 30, 2026, purchases and sales of securities, other than short-term securities, were $176,700 and $211,355, respectively.

16	NYLI CBRE Real Estate Fund

Note 9–Capital Share Transactions
Transactions in capital shares for the years ended April 30, 2026 and April 30, 2025, were as follows:
Class A	Shares	Amount
Year ended April 30, 2026:
Shares sold	666,095	$5,445,205
Shares issued to shareholders in reinvestment of distributions	323,750	2,617,266
Shares redeemed	(2,679,655)	(21,957,481)
Net increase (decrease) in shares outstanding before conversion	(1,689,810)	(13,895,010)
Shares converted into Class A (See Note 1)	6,394	52,766
Shares converted from Class A (See Note 1)	(1,726)	(14,043)
Net increase (decrease)	(1,685,142)	$(13,856,287)
Year ended April 30, 2025:
Shares sold	775,370	$6,455,494
Shares issued to shareholders in reinvestment of distributions	340,410	2,858,538
Shares redeemed	(3,020,379)	(25,221,002)
Net increase (decrease) in shares outstanding before conversion	(1,904,599)	(15,906,970)
Shares converted into Class A (See Note 1)	14,288	120,766
Shares converted from Class A (See Note 1)	(6,288)	(51,433)
Net increase (decrease)	(1,896,599)	$(15,837,637)

Investor Class	Shares	Amount
Year ended April 30, 2026:
Shares sold	1,008	$9,000
Shares issued to shareholders in reinvestment of distributions	631	5,087
Shares redeemed	(4,763)	(38,643)
Net increase (decrease) in shares outstanding before conversion	(3,124)	(24,556)
Shares converted into Investor Class (See Note 1)	433	3,533
Shares converted from Investor Class (See Note 1)	(1,199)	(10,167)
Net increase (decrease)	(3,890)	$(31,190)
Year ended April 30, 2025:
Shares sold	1,940	$16,179
Shares issued to shareholders in reinvestment of distributions	619	5,187
Shares redeemed	(2,472)	(20,491)
Net increase (decrease) in shares outstanding before conversion	87	875
Shares converted into Investor Class (See Note 1)	564	4,607
Shares converted from Investor Class (See Note 1)	(96)	(727)
Net increase (decrease)	555	$4,755

Class C	Shares	Amount
Year ended April 30, 2026:
Shares sold	4,082	$39,292
Shares issued to shareholders in reinvestment of distributions	1,392	13,498
Shares redeemed	(33,644)	(326,904)
Net increase (decrease) in shares outstanding before conversion	(28,170)	(274,114)
Shares converted from Class C (See Note 1)	(2,026)	(19,763)
Net increase (decrease)	(30,196)	$(293,877)
Year ended April 30, 2025:
Shares sold	10,286	$101,507
Shares issued to shareholders in reinvestment of distributions	2,266	22,673
Shares redeemed	(146,535)	(1,451,509)
Net increase (decrease) in shares outstanding before conversion	(133,983)	(1,327,329)
Shares converted from Class C (See Note 1)	(5,865)	(57,687)
Net increase (decrease)	(139,848)	$(1,385,016)

Class I	Shares	Amount
Year ended April 30, 2026:
Shares sold	1,419,715	$15,032,812
Shares issued to shareholders in reinvestment of distributions	216,026	2,243,871
Shares redeemed	(3,294,403)	(34,880,506)
Net increase (decrease) in shares outstanding before conversion	(1,658,662)	(17,603,823)
Shares converted into Class I (See Note 1)	1,343	14,043
Shares converted from Class I (See Note 1)	(2,501)	(26,369)
Net increase (decrease)	(1,659,820)	$(17,616,149)
Year ended April 30, 2025:
Shares sold	2,364,589	$25,219,558
Shares issued to shareholders in reinvestment of distributions	246,835	2,650,307
Shares redeemed	(5,804,295)	(62,004,996)
Net increase (decrease) in shares outstanding before conversion	(3,192,871)	(34,135,131)
Shares converted into Class I (See Note 1)	4,936	51,433
Shares converted from Class I (See Note 1)	(6,100)	(66,959)
Net increase (decrease)	(3,194,035)	$(34,150,657)

17

Notes to Financial Statements (continued)
Class R6	Shares	Amount
Year ended April 30, 2026:
Shares sold	200,699	$2,108,431
Shares issued to shareholders in reinvestment of distributions	28,673	297,917
Shares redeemed	(528,762)	(5,564,375)
Net increase (decrease)	(299,390)	$(3,158,027)
Year ended April 30, 2025:
Shares sold	388,586	$4,142,383
Shares issued to shareholders in reinvestment of distributions	33,717	362,581
Shares redeemed	(672,660)	(7,109,508)
Net increase (decrease)	(250,357)	$(2,604,544)
Note 10–Subsequent Events
In connection with the preparation of the financial statements of the Fund as of and for the year ended April 30, 2026, events and transactions subsequent to April 30, 2026, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
18	NYLI CBRE Real Estate Fund

Report of Independent Registered Public Accounting Firm
To the Shareholders of the Fund and Board of Trustees
New York Life Investments Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of NYLI CBRE Real Estate Fund (the Fund), one of the funds constituting New York Life Investments Funds Trust, including the portfolio of investments, as of April 30, 2026, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of April 30, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of April 30, 2026, by correspondence with the custodians, transfer agents, and broker; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more New York Life Investment Management investment companies since 2003.
Philadelphia, Pennsylvania
June 23, 2026
19

Federal Income Tax Information
(Unaudited)
The Fund is required under the Internal Revenue Code to advise shareholders in a written statement as to the federal tax status of dividends paid by the Fund during each fiscal year.
For the fiscal year ended April 30, 2026, the Fund designated approximately $162,446 under the Internal Revenue Code as qualified dividend income eligible for reduced tax rates.
The dividends paid by the Fund during the fiscal year ended April 30, 2026 should be multiplied by 0.03% to arrive at the amount eligible for the corporate dividend-received deduction.
In February 2027, shareholders will receive an IRS Form 1099-DIV or substitute Form 1099, which will show the federal tax status of the distributions received by shareholders in calendar year 2026. The amounts that will be reported on such 1099-DIV or substitute Form 1099 will be the amounts you are to use on your federal income tax return and will differ from the amounts which we must report for the Fund's fiscal year ended April 30, 2026.
20	NYLI CBRE Real Estate Fund

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
At a meeting held on September 30, 2025, the Board approved submitting a proposal to elect four Trustees to the Board (“Proposal”) to shareholders of the Funds at a special meeting held on December 8, 2025 (with any postponements or adjournments, “Special Meeting”).
On or about October 22, 2025, shareholders of record of the Funds as of the close of business on September 26, 2025 were sent a proxy statement containing information regarding the Proposal. The proxy statement also included information about the Special Meeting, at which shareholders of the Funds were asked to consider and approve the Proposal. In addition, the proxy statement included information about voting on the Proposal and options shareholders had to do so.
The Special Meeting was held on December 8, 2025, and the Proposal passed.
The results of the Special Meeting (all Funds and classes thereof voting together) were as follows:
Proposal – Election of Four Trustees to the Board of Trustees
The purpose of this proposal was to elect four Trustees to the Board of Trustees, two of whom currently serve as Trustees of the Trust.
Trustees	Votes For	Votes Against
Naim Abou-Jaoude[1]	3,991,361,696	9,093,032
Karen Hammond	3,993,582,943	6,871,785
Stephanie Lynch	3,993,370,312	7,084,416
Adeel Jivraj	3,991,493,720	8,961,008
1. Interested Trustee
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund’s Financial Statements.
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Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
The continuation of the Management Agreement with respect to each series (“Fund”) of The New York Life Investments Funds and New York Life Investments Funds Trust (together, “Trust”) and New York Life Investment Management LLC (“New York Life Investments”) and each of the Subadvisory Agreements between New York Life Investments and each of Candriam, CBRE Investment Management Listed Real Assets LLC, Cushing Asset Management, LP, Epoch Investment Partners, Inc., Fiera Capital Inc., MacKay Shields LLC, NYL Investors LLC, PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC (together, “Subadvisors”)1 with respect to the applicable Fund(s) (together, “Advisory Agreements”) is subject to annual review and approval by the Boards of Trustees of the Trust (together, “Board”) in accordance with Section 15 of the Investment Company Act of 1940, as amended (“1940 Act”). At its December 9-10, 2025 meeting, the Board, including the Trustees who are not an “interested person” (as such term is defined in the 1940 Act) of the Trust (“Independent Trustees”) voting separately, unanimously approved the continuation of each of the Advisory Agreements for each applicable Fund for a one-year period.
In reaching the decision to approve the continuation of each of the Advisory Agreements, the Board considered information and materials furnished by New York Life Investments and each Subadvisor in connection with an annual contract review process undertaken by the Board that took place at meetings of the Board and its Contracts Committee from September 2025 through December 2025, including information and materials furnished by New York Life Investments and each Subadvisor in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees, which encompassed a variety of topics, including those summarized below.  Information and materials requested by and furnished to the Board for consideration in connection with the contract review process included, among other items, reports on each Fund and “peer funds” prepared by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and, with respect to each other Fund, by Institutional Shareholder Services Inc. (“ISS”), an independent third-party service provider engaged by the Board to report objectively on each such Fund’s investment performance, management fee and total expenses.  The Board also considered information on the fees charged to other investment advisory clients of New York Life Investments and/or each applicable Subadvisor that follow investment strategies similar to those of each Fund, if any, and, when applicable, the rationale for differences in each Fund’s management and subadvisory fees, as applicable, and the fees charged to those other investment advisory clients.  In addition, the Board considered information regarding the legal standards and fiduciary obligations applicable to its consideration of the continuation of each of the Advisory Agreements. The contract review process, including the structure and format for information and materials provided to the Board, has been developed in consultation with the Board. The Independent Trustees also met in executive sessions with their independent legal counsel and, for portions thereof, with senior management of New York Life Investments.
The Board’s deliberations with respect to the continuation of each of the Advisory Agreements reflect a year-long process, and the Board also took into account, as deemed relevant and appropriate by the Trustees, information furnished to the Board and its Committees throughout the year, including, among other items, reports on investment performance of each Fund and investment-related matters as well as presentations from New York Life Investments and, generally annually, personnel of each Subadvisor.  In addition, the Board took into account other information provided by New York Life Investments throughout the year, including, among other items, periodic reports on legal and compliance matters, risk management, portfolio turnover, brokerage commissions and non-advisory services provided to each Fund by New York Life Investments, as deemed relevant and appropriate by the Trustees.
In addition, the Board received information in connection with its June 2025 meeting provided specifically in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees regarding each Fund’s distribution arrangements. In addition, the Board received information regarding each Fund’s asset levels, share purchase and redemption activity and the payment of Rule 12b-1 and/or certain other fees by the applicable share class(es) of each applicable Fund, among other information.
In considering the continuation of each of the Advisory Agreements, the Trustees reviewed and evaluated the information and factors they believed to reasonably be necessary and appropriate in light of legal advice furnished to them by independent legal counsel to the Independent Trustees and through the exercise of their own business judgment.  Although individual Trustees may have weighed certain factors or information differently and the Board did not consider any single factor or information controlling in reaching its decision, the factors that figured prominently in the Board’s consideration of the continuation of each of the Advisory Agreements with respect to each applicable Fund are summarized in more detail below and include, among other factors: (i) the nature, extent and quality of the services provided to the Fund by New York Life Investments and the Subadvisor(s), if applicable; (ii) the qualifications of the portfolio manager(s) of the Fund and the historical investment performance of the Fund, New York Life Investments and, if applicable, the Subadvisor(s); (iii) the costs of the services provided, and profits realized, by New York Life Investments and the Subadvisor(s), if applicable, with respect to their relationships with the Fund; (iv) the extent to which economies of scale have been realized or may be realized if the Fund grows and the extent to which any economies of scale have been shared, have benefited or may benefit the Fund’s shareholders; and (v) the reasonableness of the Fund’s management and, if applicable, subadvisory fees and total ordinary operating expenses.  Although the Board recognized that comparisons between each Fund’s fees and

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expenses and those of other funds are imprecise given different terms of agreements, variations in fund strategies and other factors, the Board considered the reasonableness of each Fund’s management fee and total ordinary operating expenses as compared to peer funds identified by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and by ISS with respect to each other Fund. Throughout their considerations, the Trustees acknowledged the commitment of New York Life Investments and its affiliates to serve the New York Life Investments Group of Funds, as well as their capacity, experience, resources, financial stability and reputations. The Trustees also acknowledged the entrepreneurial and other risks assumed by New York Life Investments in sponsoring and managing each Fund.  With respect to the Subadvisory Agreements, the Board took into account New York Life Investments’ recommendation to approve the continuation of each of the Subadvisory Agreements.
The Trustees noted that, throughout the year, the Trustees are afforded an opportunity to ask questions of, and request additional information or materials from, New York Life Investments and each Subadvisor. The Board’s decision with respect to each of the Advisory Agreements may have also been based, in part, on the Board’s knowledge of New York Life Investments and each Subadvisor resulting from, among other things, the Board’s consideration of each of the Advisory Agreements in prior years, the advisory agreements for other funds in the New York Life Investments Group of Funds, the Board’s review throughout the year of the performance and operations of other funds in the New York Life Investments Group of Funds and each Trustee’s business judgment and industry experience. In addition to considering the above-referenced factors, the Board observed that in the marketplace there are a range of investment options available to investors and that each Fund’s shareholders, having had the opportunity to consider other investment options, have invested in the Fund.
The factors that figured prominently in the Board’s decision to approve the continuation of each of the Advisory Agreements during the Board’s December 9-10, 2025 meeting are summarized in more detail below.  The Board considered on a Fund-by-Fund basis the factors and information deemed relevant and appropriate by the Trustees to evaluate the continuation of each of the Advisory Agreements, and the Board’s decision was made separately with respect to each Fund.
Nature, Extent and Quality of Services Provided by New York Life Investments and the Subadvisors
The Board examined the nature, extent and quality of the services that New York Life Investments provides to each Fund.  The Board evaluated New York Life Investments’ experience and capabilities in serving as manager of each Fund and considered that each Fund with one or more Subadvisors operates in a “manager-of-managers” structure.  The Board also considered New York Life Investments’ responsibilities and services provided pursuant to this structure, including overseeing the services provided by each Subadvisor, evaluating the performance of each Subadvisor, making recommendations to the Board as to whether each Subadvisory Agreement should be renewed, modified or terminated and periodically reporting to the Board regarding the results of New York Life Investments’ evaluation and monitoring functions.  The Board noted that New York Life Investments manages other mutual funds, serves a variety of other investment advisory clients, including other pooled investment vehicles, and has experience overseeing mutual fund service providers, including subadvisors.  The Board considered the experience of senior personnel at New York Life Investments providing management and administrative and other non-advisory services to each Fund.  The Board observed that New York Life Investments devotes significant resources and time to providing management and administrative and other non-advisory services to each Fund, including, for Funds with one or more Subadvisors, New York Life Investments’ oversight and due diligence reviews of each Subadvisor and ongoing analysis of, and interactions with, each Subadvisor with respect to, among other things, the applicable Fund’s or Funds’ investment performance as well as each Subadvisor’s investment capabilities and subadvisory services with respect to the applicable Fund(s).
The Board also considered the range of services that New York Life Investments provides to each Fund under the terms of the Management Agreement, including: (i) fund accounting and ongoing supervisory services provided by New York Life Investments’ Fund Administration and Accounting Group; (ii) investment supervisory and analytical services provided by New York Life Investments’ Investment Consulting Group; (iii) compliance services provided by the Trust’s Chief Compliance Officer as well as New York Life Investments’ compliance department, including implementation of the Trust’s compliance program; (iv) legal services provided by New York Life Investments’ Office of the General Counsel; and (v) risk management monitoring and analysis by risk management personnel.  In addition, the Board considered New York Life Investments’ willingness to invest in personnel and other resources, such as cyber security, information security and business continuity planning, that may benefit each Fund and noted that New York Life Investments is responsible for compensating the Trust’s officers, except for a portion of the salary of the Trust’s Chief Compliance Officer.  The Board recognized that New York Life Investments provides certain other non-advisory services to each Fund and has over time provided an increasingly broad array of non-advisory services to the New York Life Investments Group of Funds as a result of regulatory and other developments.
The Board also examined the range, and the nature, extent and quality, of the investment advisory services that New York Life Investments and each Subadvisor provides to the applicable Fund(s) and considered the terms of each of the Advisory Agreements.  The Board evaluated New York Life Investments’ and each Subadvisor’s experience and performance in serving as investment adviser or subadvisor, respectively, to the applicable Fund(s) and advising other portfolios and New York Life Investments’ and each Subadvisor’s track record and experience in providing investment advisory services as well as the experience of investment advisory and other senior personnel at New York Life Investments and each Subadvisor.  The Board considered New York Life Investments’ and each Subadvisor’s overall resources, legal and compliance environment, capabilities, reputation, financial condition and
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history.  In addition to information provided in connection with quarterly meetings with the Trust’s Chief Compliance Officer, the Board considered information regarding the compliance policies and procedures of New York Life Investments and each Subadvisor.  The Board also considered New York Life Investments’ and each Subadvisor’s ability to recruit and retain qualified investment professionals and willingness to invest in personnel and other resources that may benefit the applicable Fund(s).  In this regard, the Board considered the qualifications and experience of each Fund’s portfolio manager(s), the number of accounts managed by the portfolio manager(s) and the method for compensating the portfolio manager(s).
Because the NYLI Conservative Allocation Fund, NYLI Moderate Allocation Fund, NYLI Growth Allocation Fund and NYLI Equity Allocation Fund (together, the “Allocation Funds”) invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board considered information from New York Life Investments regarding New York Life Investments’ investment rationale and process for the allocation among and selection of the underlying funds in which the Allocation Funds invest.
Because the NYLI Conservative ETF Allocation Fund, NYLI Moderate ETF Allocation Fund, NYLI Growth ETF Allocation Fund and NYLI Equity ETF Allocation Fund (together, the “ETF Allocation Funds”) invest substantially all their assets in exchange-traded funds (“ETFs”), the Board considered information from New York Life Investments regarding New York Life Investments’ investment rationale and process for the allocation among and selection of the underlying ETFs in which the ETF Allocation Funds invest.
In addition, the Board considered information provided by New York Life Investments and each Subadvisor regarding their respective business continuity and disaster recovery plans.
Based on these considerations, among others, the Board concluded that each Fund would likely continue to benefit from the nature, extent and quality of these services.
Investment Performance
Funds except the NYLI U.S. Government Liquidity Fund
In evaluating each Fund’s investment performance, the Board considered investment performance results over various periods in light of each Fund’s investment objective and strategies. The Board considered investment reports on, and analysis of, each Fund’s performance provided to the Board throughout the year, including each Fund’s investment performance compared to each Fund’s relevant benchmark(s). With respect to the NYLI S&P 500 Index Fund, the Board also considered information regarding the Fund’s tracking error relative to its benchmark. The Board also considered information provided by ISS showing the investment performance of each Fund as compared to a group of peer funds.
The Board also took into account its discussions with senior management at New York Life Investments concerning each Fund’s investment performance over various periods as well as discussions between a representative(s) of each Subadvisor and the members of the Board’s Investment Committee, which generally occur on an annual basis.  The Board also took into account the following considerations with respect to certain Funds:
1. In considering the investment performance of the NYLI Balanced Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the five-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments, NYL Investors LLC and Wellington Management Company LLP regarding the Fund’s investment performance.
2. In considering the investment performance of the NYLI Candriam Emerging Markets Equity Fund, the Board noted that the Fund underperformed its peer funds for the three- and five-year periods ended July 31, 2025, and performed in line with its peer funds for the one-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Candriam regarding the Fund’s investment performance.
3. In considering the investment performance of the NYLI CBRE Global Infrastructure Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and five-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and CBRE Investment Management Listed Real Assets LLC regarding the Fund’s investment performance.
4. In considering the investment performance of the NYLI CBRE Real Estate Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the five-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and CBRE Investment Management Listed Real Assets LLC regarding the Fund’s investment performance.
5. In considering the investment performance of the NYLI Conservative Allocation Fund, the Board noted that the Fund underperformed its peer funds for the one- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the three- and five-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments regarding the Fund’s investment performance.
6. In considering the investment performance of the NYLI Epoch Capital Growth Fund, the Board noted that the Fund underperformed its peer funds for the one-year period ended July 31, 2025, performed in line with its peer funds for the three-year period ended July 31, 2025, and performed favorably relative to its peer funds for the five-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Epoch Investment Partners, Inc. regarding the Fund’s investment performance.
7. In considering the investment performance of the NYLI Epoch International Choice Fund, the Board noted that the Fund underperformed
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its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Epoch Investment Partners, Inc. regarding the Fund’s investment performance.
8. In considering the investment performance of the NYLI Equity Allocation Fund, the Board noted that the Fund underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments regarding the Fund’s investment performance.
9. In considering the investment performance of the NYLI Fiera SMID Growth Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, and performed in line with its peer funds for the five-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Fiera Capital Inc. regarding the Fund’s investment performance.
10. In considering the investment performance of the NYLI Growth Allocation Fund, the Board noted that the Fund underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments regarding the Fund’s investment performance.
11. In considering the investment performance of the NYLI MacKay High Yield Corporate Bond Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, performed in line with its peer funds for the five-year period ended July 31, 2025, and performed favorably relative to its peer funds for the ten-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Fund’s investment performance.
12. In considering the investment performance of the NYLI MacKay High Yield Muni Bond Fund, the Board noted that the Fund underperformed its peer funds for the one-year period ended July 31, 2025, performed in line with its peer funds for the five-year period ended July 31, 2025, and performed favorably relative to its peer funds for the three- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Fund’s investment performance.
13. In considering the investment performance of the NYLI MacKay Short Duration High Income Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, performed in line with its peer funds for the five- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Fund’s investment performance.
14. In considering the investment performance of the NYLI Moderate Allocation Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and five-year periods ended July 31, 2025, and performed in line with its peer funds for the ten-year period ended
July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments regarding the Fund’s investment performance.
15. In considering the investment performance of the NYLI PineStone International Equity Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, and performed favorably relative to its peer funds for the five-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Fund’s investment performance.
16. In considering the investment performance of the NYLI PineStone Global Equity Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, and performed in line with its peer funds for the five-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Fund’s investment performance.
17. In considering the investment performance of the NYLI PineStone U.S. Equity Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and five-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Fund’s investment performance.
18. In considering the investment performance of the NYLI Short Term Bond Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and five-year periods ended July 31, 2025, and performed in line with its peer funds for the ten-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and NYL Investors LLC regarding the Fund’s investment performance.
19. In considering the investment performance of the NYLI WMC Enduring Capital Fund, the Board noted that the Fund underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
20. In considering the investment performance of the NYLI WMC Growth Fund, the Board noted that the Fund underperformed its peer funds for the five- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the one- and three-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
21. In considering the investment performance of the NYLI WMC International Research Equity Fund, the Board noted that the Fund underperformed its peer funds for the five- and ten-year periods ended July 31, 2025, and performed favorably relative to its peer funds for the one- and three-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and
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Wellington Management Company LLP regarding the Fund’s investment performance.
22. In considering the investment performance of the NYLI WMC Small Companies Fund, the Board noted that the Fund underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the one-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
23. In considering the investment performance of the NYLI WMC Value Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, performed in line with its peer fund for the five-year period ended July 31, 2025, and performed favorably relative to its peer funds for the ten-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
With respect to the Funds listed above, the Board considered that reports on the investment performance of such Funds and information on investment-related matters are provided to the Board and its Committees throughout the year and will continue to be provided to the Board and its Committees. Additionally, the Board concluded that such Funds’ performance is being monitored appropriately by New York Life Investments.
Based on these considerations, among others, the Board concluded that its review of each Fund’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
NYLI U.S. Government Liquidity Fund
In evaluating the NYLI U.S. Government Liquidity Fund’s investment performance, the Board considered investment performance results over various periods in light of the Fund’s investment objective and strategies.  The Board also considered performance information relating to the New York Life Investments money market fund strategies subadvised by NYL Investors LLC and the average performance of a group of peer funds.
Based on these considerations, among others, the Board concluded that its review of the Fund’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
Costs of the Services Provided, and Profits and Other Benefits Realized, by New York Life Investments and the Subadvisors
Funds with Affiliated Subadvisors
The Board considered the costs of the services provided under each applicable Advisory Agreement.  The Board also considered the profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s)
as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  Because each Affiliated Subadvisor is an affiliate of New York Life Investments whose subadvisory fee is paid by New York Life Investments, not the applicable Fund(s), the Board considered cost and profitability information for New York Life Investments and each Affiliated Subadvisor in the aggregate.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Affiliated Subadvisor under each applicable Advisory Agreement, and profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’, including each Affiliated Subadvisor’s, continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Fund(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Fund(s).  The Board also considered the financial resources of New York Life Investments and each Affiliated Subadvisor and acknowledged that New York Life Investments and each Affiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Affiliated Subadvisor to continue to provide high-quality services to the applicable Fund(s).  The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board noted it had recently engaged an independent third-party consultant to review New York Life Investments’ methods used to allocate costs among the funds in the New York Life Investments Group of Funds.  The Board considered that the independent consultant had concluded that New York Life Investments’ cost allocation methodologies for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds are reasonable and appropriate and the Board noted that New York Life Investments used the same method of calculating profit and allocating costs (along with certain enhancements recommended by the independent consultant) since the independent consultant’s review.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were
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reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s), including reputational and other indirect benefits, as well as additional revenue that may be generated by New York Life Investments and an Affiliated Subadvisor as a result of other funds in the New York Life Investments Group of Funds choosing to invest uninvested cash in the NYLI U.S. Government Liquidity Fund rather than investment options outside of the New York Life Investments Group of Funds. The Board recognized, for example, the benefits to certain Affiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Affiliated Subadvisor in exchange for commissions paid by the applicable Fund(s) with respect to trades in such Fund(s)’s portfolio securities. In addition, except with respect to the NYLI U.S. Government Liquidity Fund and the NYLI Money Market Fund, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund, New York Life Investments’ affiliates also earn revenues from serving each Fund in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s) were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s) are reasonable and other expected benefits that may accrue to each Affiliated Subadvisor and its affiliates are consistent with those expected for a subadvisor to a mutual fund.
Funds with one or more Unaffiliated Subadvisors
The Board considered the costs of the services provided under each applicable Advisory Agreement.  The Board also considered the profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Fund(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  With respect to the profitability of each Unaffiliated Subadvisor’s relationship with the applicable Fund(s), the Board considered information from New York Life Investments that each Unaffiliated Subadvisor’s subadvisory fee reflected an arm’s-length negotiation and that this fee is paid by New York Life Investments, not the applicable Fund(s), and the relevance of each Unaffiliated Subadvisor’s profitability was considered by the Trustees in that context.  On this basis, the Board primarily considered the costs and profitability for New York Life Investments and its affiliates with respect to the applicable Fund(s).
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Unaffiliated Subadvisor under each applicable Advisory Agreement, and profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Fund(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’ and each Unaffiliated Subadvisor’s continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Fund(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Fund(s). The Board also considered the financial resources of New York Life Investments and each Unaffiliated Subadvisor and acknowledged that New York Life Investments and each Unaffiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Unaffiliated Subadvisor to continue to provide high-quality services to the applicable Fund(s). The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board noted it had recently engaged an independent third-party consultant to review New York Life Investments’ methods used to allocate costs among the funds in the New York Life Investments Group of Funds.  The Board considered that the
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independent consultant had concluded that New York Life Investments’ cost allocation methodologies for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds are reasonable and appropriate and the Board noted that New York Life Investments used the same method of calculating profit and allocating costs since the independent consultant’s review (along with certain enhancements recommended by the independent consultant).  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates and each Unaffiliated Subadvisor and its affiliates due to their relationships with the applicable Fund(s), including reputational and other indirect benefits.  The Board recognized, for example, the benefits to certain Unaffiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Unaffiliated Subadvisor in exchange for commissions paid by the applicable Fund(s) with respect to trades in such Fund(s)’s portfolio securities.  In this regard, the Board also requested and considered information from New York Life Investments concerning other material business relationships between each Unaffiliated Subadvisor and its affiliates and New York Life Investments and its affiliates.  The Board further considered the existence of a strategic partnership between New York Life Investments and each of CBRE Investment Management Listed Real Assets LLC, Epoch Investment Partners, Inc., Fiera Capital Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC that relates to certain current and future products and represents a potential conflict of interest associated with New York Life Investments’ recommendation to approve the continuation of the applicable Subadvisory Agreements.  In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund, New York Life Investments’ affiliates also earn revenues from serving each Fund in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with the applicable Fund(s) were not excessive, other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with the applicable Fund(s) are reasonable and other expected benefits that may accrue to each Unaffiliated Subadvisor and its affiliates are consistent with those expected for a subadvisor to a mutual fund.  With respect to each Unaffiliated Subadvisor, the Board considered that any profits realized by such Unaffiliated Subadvisor due to its relationship with the applicable Fund(s) are the result of arm’s-length negotiations between New York Life Investments and such Unaffiliated Subadvisor, acknowledging that any such profits are based on the subadvisory fee paid to such Unaffiliated Subadvisor by New York Life Investments, not the applicable Fund(s).
Allocation Funds, ETF Allocation Funds and NYLI S&P 500 Index Fund
The Board considered the costs of the services provided under the Management Agreement.  The Board also considered the profitability of New York Life Investments and its affiliates due to their relationships with each Fund as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments under the Management Agreement, and profitability of New York Life Investments and its affiliates due to their relationships with each Fund, the Board considered, among other factors, New York Life Investments’ and its affiliates’ continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of each Fund.  The Board also considered the financial resources of New York Life Investments and acknowledged that New York Life Investments must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments to continue to provide high-quality services to each Fund.  The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
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The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board noted it had recently engaged an independent third-party consultant to review New York Life Investments’ methods used to allocate costs among the funds in the New York Life Investments Group of Funds.  The Board considered that the independent consultant had concluded that New York Life Investments’ cost allocation methodologies for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds are reasonable and appropriate and the Board noted that New York Life Investments used the same method of calculating profit and allocating costs since the independent consultant’s review (along with certain enhancements recommended by the independent consultant).  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates due to their relationships with each Fund, including reputational and other indirect benefits. In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund (other than the Allocation Funds), New York Life Investments’ affiliates also earn revenues from serving each Fund in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
The Board noted that the Allocation Funds do not pay a management fee for the allocation and other management services provided by New York Life Investments under the Management Agreement but that shareholders of the Allocation Funds indirectly pay their pro rata share of the fees and expenses of the underlying funds in which the Allocation Funds invest.  The Board considered that the Allocation Funds’ investments in underlying funds managed by New York Life Investments or its affiliates indirectly benefit New York Life Investments or its affiliates.  The Board noted that it considers the profits realized by New York Life Investments and its affiliates with respect to the underlying mutual funds managed by New York Life Investments as part of the annual contract review process for those funds.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with each Fund were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with each Fund are reasonable.
Management and Subadvisory Fees and Total Ordinary Operating Expenses
The Board evaluated the reasonableness of the fee paid under each applicable Advisory Agreement and each Fund’s total ordinary operating expenses.  With respect to the management fee and subadvisory fee for each Fund with one or more Subadvisors, the Board primarily considered the reasonableness of the management fee paid by the Fund to New York Life Investments because the subadvisory fee paid to each Subadvisor is paid by New York Life Investments, not the Fund.  The Board also considered the reasonableness of the subadvisory fee paid by New York Life Investments and the amount of the management fee retained by New York Life Investments with respect to each Fund with one or more Subadvisors.
In assessing the reasonableness of each Fund’s fees and expenses, the Board primarily considered comparative data provided by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and by ISS with respect to each other Fund on the fees and expenses of similar mutual funds managed by other investment advisers. With respect to the NYLI U.S. Government Liquidity Fund, the Board considered New York Life Investments’ previous statement that some similar funds managed by other investment advisers are not charged a management fee. In addition, the Board considered information provided by New York Life Investments and each Subadvisor on fees charged to other investment advisory clients, including institutional separate accounts and/or other funds, that follow investment strategies similar to those of the applicable Fund(s), if any.  The Board considered the contractual management fee schedule for each Fund as compared to those for such other investment advisory clients, taking into account the rationale for differences in fee schedules.  The Board also took into account information provided by New York Life Investments about the more extensive scope of services provided to registered investment companies, such as each Fund, as compared with other investment advisory clients.  Additionally, the Board considered the impact of contractual breakpoints, voluntary waivers and/or expense limitation arrangements, as applicable, on each Fund’s net management fee and expenses.  The Board also
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considered that in proposing fees for each Fund, New York Life Investments considers the competitive marketplace for mutual funds.
The Board took into account information from New York Life Investments, as provided in connection with the Board’s June 2025 meeting, regarding the reasonableness of the Funds’ transfer agent fee schedule, including industry data that supports a conclusion that the fees that NYLIM Service Company LLC, an affiliate of New York Life Investments and each Fund’s transfer agent, charges each Fund are within the range of fees charged by transfer agents to other mutual funds.  In addition, the Board considered NYLIM Service Company LLC’s profitability in connection with the transfer agent services it provides to each Fund.  The Board also took into account information provided by NYLIM Service Company LLC regarding the sub-transfer agency payments it made to intermediaries in connection with the provision of sub-transfer agency services to each Fund.
The Board considered the extent to which transfer agent fees contributed to the total expenses of each Fund.  The Board acknowledged the role that the New York Life Investments Group of Funds historically has played in serving the investment needs of New York Life Insurance Company customers, who often maintain smaller account balances than other shareholders of funds, and the impact of small accounts on the expense ratios of Fund share classes.  The Board also recognized measures that it and New York Life Investments have taken that are intended to mitigate the effect of small accounts on the expense ratios of Fund share classes, including through the imposition of an expense limitation on net transfer agency expenses.  The Board also considered that NYLIM Service Company LLC had waived its contractual cost of living adjustments during certain years.
The Board also took into account the following considerations with respect to certain Funds:
1. With respect to the NYLI Cushing MLP Premier Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
2. With respect to the NYLI Floating Rate Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
3. With respect to the NYLI MacKay High Yield Muni Bond Fund, the Board considered its discussions with representatives from New York Life Investments regarding the contractual and net management fees paid by the Fund.
4. With respect to the NYLI MacKay Short Duration High Income Fund, the Board considered its discussions with representatives from New York Life Investments regarding the total net expenses paid by the Fund. The Board also considered that New York Life Investments proposed adding a management fee breakpoint for the Fund, effective February 28, 2026.
5. With respect to the NYLI MacKay U.S. Infrastructure Bond Fund, the Board considered its discussions with representatives from New York Life Investments regarding contractual and net management fees and the total net expenses paid by the Fund. The Board also considered that New York Life Investments proposed adding an additional management fee breakpoint for the Fund, effective February 28, 2026.
6. With respect to the NYLI Money Market Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
7. With respect to the NYLI MacKay Strategic Bond Fund, the Board considered that New York Life Investments proposed lowering the expense limitation for Class I shares of the Fund, effective February 28, 2026.
8. With respect to the NYLI MacKay High Yield Corporate Bond Fund, NYLI Income Builder Fund and NYLI MacKay Tax Free Bond Fund, the Board considered that New York Life Investments agreed to a phased reduction of a portion of its management fee, effective January 1, 2026.
Because the Allocation Funds do not pay a management fee to New York Life Investments, the Board considered the reasonableness of fees and expenses the Allocation Funds indirectly pay by investing in underlying funds that charge a management fee.  The Board considered New York Life Investments’ process for monitoring and addressing potential conflicts of interest in the selection of underlying funds for the Asset Allocation Funds.  Additionally, because the Allocation Funds invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the Allocation Funds’ investments in other funds, including New York Life Investments’ finding that the applicable Allocation Fund’s fees and expenses do not duplicate the fees and expenses of the corresponding acquired fund (when required by Rule 12d1-4 under the 1940 Act).
Because the ETF Allocation Funds invest substantially all their assets in ETFs, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the ETF Allocation Funds’ investments in ETFs, including New York Life Investments’ finding that the ETF Allocation Funds’ fees and expenses do not duplicate the fees and expenses of the corresponding acquired ETF (when required by Rule 12d1-4 under the 1940 Act).
The Board further noted that, in certain prior years, New York Life Investments had provided support to the NYLI U.S. Government Liquidity Fund and the NYLI Money Market Fund in the form of voluntary waivers and/or reimbursements of fees and expenses in order to maintain a positive yield.
Based on the factors outlined above, among other considerations, the Board concluded that each Fund’s management fee and total ordinary operating expenses are within a range that is competitive and support a conclusion that these fees and expenses are reasonable.
Economies of Scale
The Board considered information regarding economies of scale, including whether economies of scale may exist with respect to each
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Fund and whether each Fund’s management fee and expense structure permits economies of scale, if any, to be appropriately shared with each Fund’s shareholders.  The Board also considered a report from New York Life Investments, previously prepared at the request of the Board, that addressed economies of scale, including with respect to the mutual fund business generally, and the various ways in which the benefits of economies of scale may be shared with the funds in the New York Life Investments Group of Funds.  Although the Board recognized the difficulty of determining economies of scale with precision, the Board acknowledged that economies of scale may be shared with each Fund in a number of ways, including, for example, through the imposition of fee breakpoints or expense limitation arrangements, initially setting management fee rates at scale or making additional investments to enhance the services provided to each Fund.  The Board reviewed information from New York Life Investments showing how each Fund’s management fee schedule compared to fee schedules of other funds and accounts managed by New York Life Investments.  The Board also reviewed information from ISS for each Fund other than the NYLI U.S. Government Liquidity Fund showing how each Fund’s management fee schedule compared with fees paid for similar services by peer funds at varying asset levels.  The Board noted that the Allocation Funds do not pay a management fee and that the Board separately considers economies of scale as part of its review of the management agreements of underlying mutual funds managed by New York Life Investments in which the Allocation Funds invest and the benefit of any breakpoints in the management fee schedules for the mutual funds managed by New York Life Investments would pass through to shareholders of the
Allocation Funds at the specified levels of assets of underlying mutual funds managed by New York Life Investments.
Based on this information, the Board concluded that economies of scale, if any, are appropriately shared for the benefit of each Fund’s shareholders through the Fund’s management fee and expense structure and other methods to share benefits from economies of scale.
Conclusion
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Trustees, and the evaluation thereof on a Fund-by-Fund basis, the Board, including the Independent Trustees voting separately, unanimously voted to approve the continuation of each of the Advisory Agreements for each applicable Fund.
1    Candriam, MacKay Shields LLC and NYL Investors LLC are referred to herein as the “Affiliated Subadvisors.” CBRE Investment Management Listed Real Assets LLC, Cushing Asset Management, LP, Epoch Investment Partners, Inc., Fiera Capital Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC are referred to herein as the “Unaffiliated Subadvisors.”
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
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Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

See Item 7.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

See Item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

See Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Since the Registrant’s last response to this Item, there have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)   Based on an evaluation of the Registrant’s Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the 1940 Act (the “Disclosure Controls”), as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-CSR (the “Report”), the Registrant’s principal executive officer and principal financial officer have concluded that the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)   There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d)) under the 1940 Act that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19.    Exhibits.

(a)(1)  Code of Ethics

(a)(2) Certification of principal executive officer and principal financial officer as required by Rule 30a-2 under the 1940 Act.

(b) Certification of principal executive officer and principal financial officer as required by Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

NEW YORK LIFE INVESTMENTS FUNDS TRUST

By:	/s/ Kirk C. Lehneis
Kirk C. Lehneis
President and Principal Executive Officer

Date:	July 2, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Kirk C. Lehneis
Kirk C. Lehneis
President and Principal Executive Officer

Date:	July 2, 2026

By:	/s/ Jack R. Benintende
Jack R. Benintende
Treasurer and Principal Financial and Accounting Officer

Date:	July 2, 2026